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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number   811-06260

                             Quaker Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1288 Valley Forge Road
                                    Suite 75
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
          (Address of principal executive offices)      (Zip code)

                        CITCO-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-220-8888

Date of fiscal year end:    06/30/2003

Date of reporting period:   06/30/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange
Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   ANNUAL REPORT

Annual Report
June 30, 2003

[LOGO]

Providing Entrepreneurial, Institutional Advisors Through Mutual Funds

                                                                   June 30, 2003

DEAR FELLOW SHAREHOLDER:

     We all know how volatile the markets were over the last 12 months. And yet, on paper, not much happened at the Quaker Funds. Markets were flat and assets under management remained unchanged. The market recovery is a tribute to the strength of the U.S. financial system, and the Funds' ability to retain assets through this turbulent time can be attributed to the strength of the stable of managers we employ at the Quaker Funds.

     o Total assets at Quaker Funds from June 30, 2002 to June 30, 2003 remain at the $265 million mark.

     o Quaker Aggressive Growth continues to maintain a 5-star rating with Morningstar.

     o Manu Daftary made the Top 100 Fund Managers by BARRON's/Value Line for the 4th straight year: 26th among the top 100 managers and first among the "Best in Class" for his category.

     o Ted Aronson and Quaker Small-Cap Value finished well above his index (Russell 2000). In fact, he has doubled the index since fund inception, November 26, 1996: the fund returned 11.13% compared to 5.11% as of June 30, 2003.

     o Quaker Funds launched a Biotech fund (one of the few in the country) with Sectoral Asset Management, LLC of Montreal, Quebec, Canada, as the sub-advisor. Sectoral has the longest track record as a biotech fund manager.

     We are pleased that our philosophy of engaging only entrepreneurial money managers to manager our Funds has met with the approval of so many new shareholders. We continue to seek the `best and the brightest' money managers and provide them the vehicle with which to bring their talent to the mutual fund marketplace.

     On the following pages, each of our managers has included a short review of their Fund's performance over the past fiscal year along with their outlook for the coming year. We hope you will take the time to familiarize yourself with each of them.

     As always, we appreciate the confidence you have shown by investing with us and for your continued patronage.

                                         Sincerely,

                                         /s/ Jeffry H. King, Sr.

                                         Jeffry H. King, Sr.
                                         Chairman of the Board of Trustees

                                                                   June 30, 2003

DEAR QUAKER AGGRESSIVE GROWTH FUND SHAREHOLDER:

     The last fiscal year was a turbulent one for the stock market in that stock prices gyrated violently all year. However, at the end of the fiscal year, all that the S&P 500 Index was able to return was 0.25%. In comparison, our Fund outperformed the S&P 500 Index with a return of 3.99% for Class A shares.*

     During the year, in order to stave off deflationary pressures, the Federal Reserve forced short-term interest rates down substantially. By doing so, short-term interest rates at the end of the fiscal year stood at 1%. In addition, the Federal Government enacted a major tax cut that was designed to stimulate domestic job growth. This massive monetary and fiscal stimulus (especially after the conclusion in March 2003 of military hostilities in Iraq) has forced a large amount of liquidity, which was on the sidelines, back into the stock market.

     We are hopeful that the expansionary policies that have been enacted will lead to a broad based sustainable economic recovery into the beginning of calendar year 2004. Recent evidence indicates that the economy is slowly reacting to the economic stimulus. Retail sales have been strong and business spending is picking up. What is missing currently is job creation: since the economy bottomed in November 2001, private non-farm payrolls have contracted by
1.2 million workers. By contrast, in the first 20 months of the past six business cycle upswings, the private sector was able to add an average of 2.8 million workers. We do, however, expect job growth to pick up over the next few months and this will surely boost investor confidence.

     After being cautious on the stock market since early 2000, we moved the Fund to a more fully invested position during the last fiscal year. This was due to stock valuations becoming more attractive especially if one related them to interest rates. However, overall valuations in the market continue to be above historical norms and therefore stock selection remains key to out-performance going forward. We continue to focus our stock picking on reasonably valued growth equities that have visible sales and earnings growth, good balance sheets, as well as motivated and strong management teams.

     In closing, we would like to highlight that the Fund was recently ranked #26 in Barron's Annual Survey of the Top 100 Mutual Fund Managers. In the same survey, the Fund was also ranked #1 in the Aggressive Growth category. Finally, The New York Times and The Wall Street Journal continue to rank the Fund amongst the top mutual funds for longer-term performance.

     I thank you for your continued support and confidence.

                                         Respectfully submitted,

                                         /s/ Manu P. Daftary

                                         Manu P. Daftary
                                         Portfolio Manager

* Class A performance shown is not reflective of sales charges. See Total Return Table on the next page for performance with sales charges.

                         QUAKER AGGRESSIVE GROWTH FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                     FOR THE PERIOD FROM NOVEMBER 25, 1996
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                   06/30/03
                                   --------
Quaker Aggressive Growth Fund      $29,717
Class A                            $ 8,000
Class B                            $ 8,237
Class C                            $ 8,357
Class I                            $14,192

S&P 500 Index

                         AVERAGE ANNUALIZED TOTAL RETURN

-------------------------------------------------------------------------------------------------
                                                                                Commencement of
                                                                                operations
                                            1 Year              5 Year          through 06/30/03

                                        with      without   with      without   with      without
                                        sales     sales     sales     sales     sales     sales
                                        charge    charge    charge    charge    charge    charge
-------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)     -1.73%    3.99%     15.80%    17.11%    17.95%    18.97%
Class B (inception date 08/01/2000)     -1.95%    3.21%        n/a       n/a    -7.37%    -6.39%
Class C (inception date 07/11/2000)      2.19%    3.22%        n/a       n/a    -6.32%    -6.32%
Class I  (inception date 07/20/2000)     4.23%    4.23%        n/a       n/a    -5.90%    -5.90%
S&P 500 Total Return Index                 n/a    0.25%        n/a    -1.61%       n/a     5.45%
-------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2003.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

                                                                   June 30, 2003

DEAR QUAKER CORE EQUITY FUND SHAREHOLDER:

     For the  fiscal  year  ended  June 30,  Class A shares*  of your  Portfolio underperformed the Russell 1000 Growth Index**, 0.52% vs. 2.93%, but outperformed the 0.25% return of the S&P 500 Index. During this time period, stock market performance remained mixed. Large capitalization stocks outperformed small capitalization stocks while growth stocks outperformed value stocks in both large and small capitalization indices. Corporate profits remained weak in the midst of vigorous fiscal and monetary policy stimulus. However, the market being a forward discounting mechanism rallied sharply during the second quarter of 2003 in anticipation of stronger profit growth for the second half of the year.

     The strongest sectors for the fiscal year were Telecomm Services and Utilities with the weakest sectors being Consumer Staples and Financials. Relative performance for the fiscal year slightly lagged that of the Russell 1000 Growth Index. This was mainly due to the market punishing higher financial quality stocks and positive earnings revisions, which are emphasized within your Portfolio. However, our focus on reasonable price-earnings valuations was handsomely rewarded and nearly made up the entire difference.

     As we begin the new fiscal year, the largest sector overweight in your Portfolio is now Financials. Within Financials, significant positions have been initiated in large capitalization banks including Bank of America, Citigroup and Washington Mutual. Financials represent a relatively "cheap" way to participate in a potential upswing in the economy with price-earnings multiples nearly half of the underlying Index. Your Portfolio is underweight the Consumer Discretionary and Consumer Staples sectors due to poor earnings revision trends and high valuations, respectively. Finally, your Portfolio remains underweight in Technology although signs of accelerating order growth have recently emerged. We remain conservatively positioned in Technology relative to the Index since the fundamental problem of overcapacity persists. On a positive note, there have been signs of long-awaited consolidation within the Technology sector, which could help alleviate overcapacity issues longer-term. In the meantime, your Portfolio will continue to emphasize companies exhibiting high degrees of financial quality and positive earnings revisions while selling at reasonable price-earning valuations.

     We look forward to reporting next fiscal year's performance. Thank you for your continued confidence.

                                         GEEWAX, TERKER & CO.

                                         /s/ John Geewax   /s/ Bruce Terker
                                         John Geewax       Bruce Terker

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

**   TheFund has changed its  benchmark  to the Russell  1000 Growth Index as it provides a more appropriate comparison to the Fund's holdings.

                            QUAKER CORE EQUITY FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                     FOR THE PERIOD FROM NOVEMBER 25, 1996
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                        06/30/03
Quaker Core Equity Fund
Class A                                 $ 9,920
Class B                                 $ 5,538
Class C                                 $ 4,866
Class I                                 $ 4,626

Russell 1000 Growth Index Index         $11,916

S & P 500 Total Return Index            $14,192

                         AVERAGE ANNUALIZED TOTAL RETURN

-------------------------------------------------------------------------------------------------
                                                                                Commencement of
                                                                                operations
                                            1 Year              5 Year          through 06/30/03

                                        with      without   with      without   with      without
                                        sales     sales     sales     sales     sales     sales
                                        charge    charge    charge    charge    charge    charge
-------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)     -5.01%     0.52%    -7.27%    -6.22%     -0.12%     0.74%
Class B (inception date 11/14/2000)     -5.20%    -0.21%       n/a       n/a    -20.14%   -19.21%
Class C (inception date 06/30/2000)     -1.21%    -0.21%       n/a       n/a    -21.33%   -21.33%
Class I  (inception date 07/14/2000)     0.76%     0.76%       n/a       n/a    -22.86%   -22.86%
Russell 1000 Growth Index                  n/a     2.93%       n/a    -5.03%        n/a     2.69%
S&P 500 Total Return Index                 n/a     0.25%       n/a    -1.61%        n/a     5.45%
-------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2003.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

                                                                   June 30, 2003

DEAR QUAKER SMALL-CAP GROWTH FUND SHAREHOLDER:

     For the fiscal year ended June 30, Class A shares* of your Portfolio underperformed the Russell 2000 Growth Index**, -12.97% vs. 0.69%, and the -1.64% return of the Russell 2000 Index. During this time period, stock market performance remained mixed. Large capitalization stocks outperformed small capitalization stocks while growth stocks outperformed value stocks in both large and small capitalization indices. Corporate profits remained weak in the midst of vigorous fiscal and monetary policy stimulus. However, the market being a forward discounting mechanism rallied sharply during the second quarter of 2003 in anticipation of stronger profit growth for the second half of the year. The strongest sectors for the fiscal year were Telecomm Services and Financials with the weakest sectors being Consumer Staples and Materials. All of your Portfolio's underperformance for the fiscal year resulted from the second quarter. Therefore, it is important to understand what transpired during last quarter as the Russell 2000 Growth Index rose over twenty-percent. Within the small capitalization growth universe, the second quarter rally was fueled by stocks with poor financial quality and micro-capitalizations. To illustrate, stocks with no earnings returned over forty-percent, as did stocks with market capitalization's less than $200 million. These areas are not emphasized within your Portfolio since the financial markets do not reward them over the long run.

     As we begin the new fiscal year, the largest sector overweights in your Portfolio now reside in the Industrial, Energy and Financial sectors. Each sector offers above average earnings growth relative to the Russell 2000 Growth Index while also possessing beneath market price-earning multiples. These sectors will also have a leveraged benefit to earnings growth from any economic resurgence that may appear. Your Portfolio remains underweight in Health Care mainly due to minimal exposure to Biotechnology companies. Finally, your Portfolio recently increased its weight in higher financial quality Technology stocks where signs of accelerating order growth have recently emerged. However, we remain conservatively positioned relative to the Index since the fundamental problem of overcapacity persists. On a positive note, there have been signs of long-awaited consolidation within the Technology sector, which could help alleviate overcapacity issues longer-term. In the meantime, your Portfolio will continue to emphasize companies exhibiting high degrees of financial quality and positive earnings revisions while selling at reasonable price-earning valuations.

     We look forward to reporting next fiscal year's performance. Thank you for your continued confidence.

                                         GEEWAX, TERKER & CO.

                                         /s/ John Geewax   /s/ Bruce Terker
                                         John Geewax       Bruce Terker

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

**   The Fund has changed its  benchmark  to the Russell 2000 Growth Index as it provides a more appropriate comparison to the Fund's holdings.

                          QUAKER SMALL-CAP GROWTH FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                     FOR THE PERIOD FROM SEPTEMBER 18, 2000
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                   06/30/03

QUAKER SMALL-CAP GROWTH FUND
Class A                            $ 7,280
Class B                            $ 8,055
Class C                            $ 8,853
Class I                            $ 6,860

Russell 2000 Growth Index          $ 6,098

Russell 2000 Index                 $ 9,032

                         AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                                            Commencement of
                                                            operations
                                            1 Year          through 06/30/03

                                        with      without   with      without
                                        sales     sales     sales     sales
                                        charge    charge    charge    charge
--------------------------------------------------------------------------------
Class A (inception date 06/14/2001)     -17.76%   -12.97%   -14.38%   -11.98%
Class B (inception date 03/16/2001)     -18.13%   -13.82%    -9.00%    -7.79%
Class C (inception date 10/17/2001)     -14.30%   -13.43%    -6.91%    -6.91%
Class I  (inception date 09/18/2000)    -11.71%   -11.71%   -13.03%   -13.03%
Russell 2000 Growth Index                   n/a     0.69%       n/a   -16.30%
Russell 2000  Index                         n/a    -1.64%       n/a    -3.60%
--------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of September 18, 2000 through June 30, 2003.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000 Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000 Index, with a market capitalization range from $128 million to $1.3 billion.

                                                                   June 30, 2003

DEAR QUAKER CAPITAL OPPORTUNITIES FUND SHAREHOLDER:

     The stock market has enjoyed a strong rally since its mid-March low-point. While the Capital Opportunities Fund participated with this uninterrupted upsurge, our more cautious investment strategy and defensive holdings did not match the hi-tech led leadership. For the fiscal year ended June 30, 2003, Class A shares* of the Fund underperformed the S&P 500 Index -4.03% vs.0 25%. The Fund was up 6.60% year-to-date vs. 11.7% for the S&P 500 Index.

     OUR  ENTIRE  INVESTMENT  PHILOSOPHY  IS  BASED ON  RISK-AVERSE  PRINCIPLES;
THEREFORE, WE CONTINUE TO ADHERE TO OUR CAUTIOUS INVESTMENT STANCE AS A LONG-TERM STRATEGY. KCM's defensive stance is predicted on the combination of three factors: the lack of a sustainable economic recovery, high valuations for stock prices, and the lingering aftermath from "the bubbles" the Fed has fostered. None of these factors have changed the potentially negative impact on long-term equity portfolios. However, three factors have changed: an all-out effort by the policymakers to revive the economy; a change in investor psychology which has rejuvenated the upward momentum investment style that was so evident in the late '90s; and the large shift of assets previously dedicated to the bond market into higher yielding alternatives in the stock market, many of which have dividends or capital gains that will qualify for a 15% tax treatment. When the Fed's monetary policy combines with the Administration's fiscal policies, a powerful "reflation" effort is mounted. While this endeavor faces many headwinds, the public has chosen to embrace the policy makers' positive actions and rhetoric as well as the massive increase in money supply growth all of which have provided both the motivation and the means to fuel the rally. Most money managers, fearing poor performance numbers, have become willing accomplices to the buyers' panic.

     While we have listed many reasons for caution, the total effort by both a Fed, worried about a recovery, and a President, worried about re-election, means that neither exertion will lack power. Thus, regardless of the lack of signs indicating an economic rebound or the extreme over-valuations in stock prices, THE RALLY COULD CONTINUE INTO THE SECOND HALF OF THE YEAR. For the record, we do expect some better GDP numbers; however, we don't think they will meet consensus expectations.

     Our first priority remains the preservation of your capital. A disciplined approach to investing and portfolio management has been recognized as the only proven means to superior results. We do not predict the stock market: we are risk-reward evaluators as opposed to fortune-tellers. As our superior long-term performance numbers confirm, we have succeeded in producing an investment process that produces value-added results.

     We want to end on a positive tone. We continue to repeat the common sense advice we first noted last July: "No one benefits from an ongoing bear market, so the policymakers must do something if things don't improve." Let us close by welcoming our new clients and stating that everyone at Knott Capital Management appreciates your support and continued confidence in our abilities.

                                          Respectfully submitted,

                                         /s/ Charles Knott
                                         /s/ Michael Barron
                                         /s/ Warren Stone

                                         Charles Knott, Michael Barron,
                                         Warren Stone
                                         Knott Capital Management

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

                       QUAKER CAPITAL OPPORTUNITIES FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                      FOR THE PERIOD FROM JANUARY 31, 2002
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                   06/30/03
Quaker Capital Opportunities Fund
Class A                            $ 8,552
Class B                            $ 8,679
Class C                            $ 9,041

S & P 500 Total Return Index       $ 8,835

                         AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                                            Commencement of
                                                            operations
                                            1 Year          through 06/30/03

                                        with      without   with      without
                                        sales     sales     sales     sales
                                        charge    charge    charge    charge
--------------------------------------------------------------------------------
Class A (inception date 01/31/2002)     -9.31%    -4.03%    -10.45%   -6.80%
Class B (inception date 05/02/2002)     -9.50%    -4.74%    -11.48%   -8.32%
Class C (inception date 05/02/2002)     -5.69%    -4.74%     -8.32%   -8.32%
S&P 500 Total Return Index                 n/a     0.25%        n/a   -8.41%
--------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of January 31, 2002 through June 30, 2003.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

                                                                   June 30, 2003

DEAR QUAKER BIOTECH PHARMA-HEALTHCARE FUND SHAREHOLDER:

     Since inception of the Quaker Biotech Pharma-Health Fund, Class A shares* are up 18.30% compared with 53.33% for the Nasdaq Biotech Index. Year-to-date the fund returned 24.13% compared with 31.24% for the index. This performance was achieved with an average cash position of 35-40% and an average short exposure of 5-10%.

     The fund benefited from a substantial improvement in the biotech industry's fundamentals. The regulatory environment is markedly better since FDA Commissioner Mark McClellan took office in October 2002. The regulatory agency has taken concrete steps to speed up the drug approval process, in particular for drugs addressing significant unmet medical needs and generics. In parallel, we have seen several drug approvals since the beginning of the year as well as dramatic clinical trial results, particularly in the area of cancer therapy. These all point towards an acceleration in biotech products sales and corporate profits. The recent run up in share prices is hence based on very tangible elements. Valuations are in the low to mid-range of historical averages. Large cap biotech stocks are currently trading at 27x 2004 (estimate) Earnings Per Share and at an Enterprise Value\Sales of 6x.

     We anticipate further, although less dramatic, share price appreciation over the next few quarters. Main beneficiaries will be emerging biotechnology companies, with products due to hit the market in the short to medium-term. We also anticipate solid performances from generic producers, which benefit from an improved regulatory climate, the clear political will to favor adoption of generics, a large number of branded products losing patent protection and attractive valuations.

     Consequently, the fund will focus on these issues while opportunistically implementing short strategies.

                                         Respectfully submitted,

                                         /s/ Michael Sjostrom
                                         Michael Sjostrom, CFA
                                         Chief Investment Officer
                                         Sectoral Asset Management

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

                     QUAKER BIOTECH PHARMA-HEALTHCARE FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                     FOR THE PERIOD FROM SEPTEMBER 23, 2002
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                        06/30/03

Quaker Biotech Pharma-Healthcare Fund
Class A                                 $11,179
Class B                                 $11,182
Class C                                 $11,639

Nasdaq Biotech Index                    $15,333

                         AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                          Commencement of
                                          operations
                                          through 06/30/03

                                          with      without
                                          sales     sales
                                          charge    charge
--------------------------------------------------------------------------------
Class A (inception date 10/14/2002)*      11.79%    18.30%
Class B  (inception date 09/23/2002)*     11.82%    17.70%
Class C  (inception date 11/20/2002)*     16.39%    17.57%
Nasdaq Biotech Index**                       n/a    53.33%
--------------------------------------------------------------------------------

     *Aggregate return, class less than one year from inception

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The NASDAQ Biotechnology Index is a widely recognized, unmanaged index. It contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.

                                                                   June 30, 2003

DEAR QUAKER MID-CAP VALUE FUND SHAREHOLDER:

     The Quaker Mid-Cap Value Fund Class A shares* experienced a negative return of -3.99% for the twelve months ended June 30, 2003 vs. a return of -0.64% for the benchmark Russell Midcap Value Index. Year-to-date, Class A shares of the Fund returned 18.26% vs. a return of 13.11% for the Russell MidCap Value Index. Performance early in the fiscal year was significantly hampered by the fund's exposure to cyclical companies whose earnings are correlated to the overall health of the economy. Investors shunned economically sensitive stocks in the summer of 2002 when it was feared that the U.S. economy might slip back into recession.

     We felt confident, however, that these undervalued companies possessed strong earnings growth potential that would eventually be recognized once their business fundamentals began to improve. Our patience and discipline were rewarded when fund returns staged a strong comeback in recent months. Investors became increasingly confident that corporate profits would continue to expand during the second half of 2003 and carry on the momentum into 2004. As a result, they bid up the prices of companies with modest valuations that are expected to post the biggest future earnings gains.

     The companies represented in the fund possess tremendous pent-up earnings potential. Many of these firms in industries such as semiconductor and semiconductor equipment, industrial commodities and trucking have come out of the manufacturing-led downturn with a much lower cost structure and improved liquidity. They should be able to boost earnings sharply with only modest improvements in demand and pricing power. According to Wall Street estimates, the companies in the fund are expected to post earnings growth in fiscal year 2004 of 21% versus a 12% increase for the benchmark Russell Midcap Value Index. If the firms deliver on these higher growth expectations, we believe their stock prices should respond accordingly.

                                         Respectfully submitted,

                                         /s/ Arnold Schneider

                                         Arnold Schneider
                                         Schneider Capital Management

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

                           QUAKER MID-CAP VALUE FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                      FOR THE PERIOD FROM DECEMBER 31, 1997
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                   06/30/03
Quaker Mid-Cap Value Fund
Class A                            $11,318
Class B                            $10,720
Class C                            $11,462
Class I                            $11,684
Russell Mid-Cap Value Index        $13,083

                         AVERAGE ANNUALIZED TOTAL RETURN

-------------------------------------------------------------------------------------------------
                                                                                Commencement of
                                                                                operations
                                            1 Year              5 Year          through 06/30/03

                                        with      without   with      without   with      without
                                        sales     sales     sales     sales     sales     sales
                                        charge    charge    charge    charge    charge    charge
-------------------------------------------------------------------------------------------------
Class A (inception date 12/31/1997)     -9.28%    -3.99%    0.72%     1.87%     2.28%     3.33%
Class B (inception date 01/05/2001)     -9.33%    -4.56%      n/a       n/a     2.93%     4.24%
Class C (inception date 07/31/2000)     -5.64%    -4.69%      n/a       n/a     4.78%     4.78%
Class I  (inception date 11/21/2000)    -3.70%    -3.70%      n/a       n/a     6.15%     6.15%
Russell Midcap Value Index                 n/a    -0.64%      n/a     4.07%       n/a     5.01%
-------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of December 31, 1997 through June 30, 2003.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The Russell Midcap Value Index measures the performance of companies that are part of the of the 1,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                   June 30, 2003

DEAR QUAKER SMALL-CAP VALUE FUND SHAREHOLDER:

     The Quaker Small-Cap Value Fund had another relatively good year -- and the operative word here is relatively.

     The Fund's official benchmark, the Russell 2000 Index (a broad-based cross-section of the entire U.S. small-cap market) experienced a -1.64% total return during the twelve months ended June 30, 2003, while the Quaker Small-Cap Value Fund experienced a 2.28% total return. Excess return came from our holdings in the Healthcare, Financial, and Capital goods sectors.

     At Aronson+Johnson+Ortiz, our long-run expectation is to better our benchmark by about 3% a year. Sometimes we'll do better (as we did this past year, earning a 4.18% edge), and sometimes we won't (as in fiscal year 2000, underperforming by 12.94% -- ouch!).

     While investment returns can't be guaranteed, we can guarantee we'll make every effort to outperform our benchmark by sticking to our value-oriented investment philosophy and our disciplined investment process. You can count on AJO to maintain a fully invested, diversified portfolio of attractive small-cap stocks, and to continue to seize opportunities as they present themselves, while keeping a keen eye on minimizing transaction costs.

     Whether our approach outperforms the market in any given year is, admittedly, to a depressing extent, in the hands of the investment Muses. We hope they'll again smile on our Fund in the upcoming fiscal year!

                                         Very truly yours,

                                         /s/ Ted Aronson
                                         Ted Aronson

                                         /s/ Kevin Johnson
                                         Kevin Johnson

                                         /s/ Martha Ortiz
                                         Martha Ortiz

                                         ARONSON+JOHNSON+ORTIZ, LP
                                         Portfolio Management Team

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

                           QUAKER SMALL-CAP VALUE FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                      FOR THE PERIOD FROM NOVEMBER 25, 1996
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                   06/30/03
Quaker Small-Cap Value Fund
Class A                            $18,952
Class B                            $11,482
Class C                            $12,940
Class I                            $11,911
Russell 2000 Index                 $13,895

                         AVERAGE ANNUALIZED TOTAL RETURN

-------------------------------------------------------------------------------------------------
                                                                                Commencement of
                                                                                operations
                                            1 Year              5 Year          through 06/30/03

                                        with      without   with      without   with      without
                                        sales     sales     sales     sales     sales     sales
                                        charge    charge    charge    charge    charge    charge
-------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)     -3.34%     2.28%    4.39%     5.58%     10.18%    11.13%
Class B  (inception date 11/14/2000)    -3.61%     1.46%      n/a       n/a      5.40%     6.63%
Class C  (inception date 07/28/2000)     0.48%     1.49%      n/a       n/a      9.20%     9.20%
Class I   (inception date 09/12/2000)    2.55%     2.55%      n/a       n/a      6.45%     6.45%
Russell 2000 Index                         n/a    -1.64%      n/a     0.96%        n/a     5.11%
-------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2003.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The Russell 2000 Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000 Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000 Index, with a market capitalization range from $128 million to $1.3 billion.

                                                                   June 30, 2003

DEAR GEEWAX TERKER CORE VALUE FUND SHAREHOLDER:

     For the fiscal year ended June 30, Class A shares* of your Portfolio outperformed the Russell 1000 Value Index**, -0.11% vs. -1.02%, and the 0.95% return of the Russell 1000 Index. During this time period, stock market performance remained mixed. Large capitalization stocks outperformed small capitalization stocks while growth stocks outperformed value stocks in both large and small capitalization indices. Corporate profits remained weak in the midst of vigorous fiscal and monetary policy stimulus. However, the market being a forward discounting mechanism rallied sharply during the second quarter of 2003 in anticipation of stronger profit growth for the second half of the year. The strongest sectors for the fiscal year were Technology and Health Care with the weakest sectors being Materials and Energy. Relative performance for the fiscal year solidly outpaced that of the benchmark. Although the market punished higher financial quality stocks and positive earnings revisions, our focus on reasonable price-earnings valuations was handsomely rewarded.

     As we begin the new fiscal year, the largest sector overweight in your Portfolio is now Industrials. Companies within the Industrials sector, such as General Electric, Cendant and United Technologies, remain attractive due to their ability to generate free cash flow enabling them to enhance shareholder value by paying down debt, reducing pension liabilities or paying dividends. The Portfolio also remains overweight within the Energy component as their earnings provide a call option to an economic resurgence. Positions were trimmed within the Consumer Discretionary sector due to poor earnings revision trends. Finally, your Portfolio remains underweight in Technology although signs of accelerating order growth have recently emerged. We remain conservatively positioned in Technology relative to the Index since the fundamental problem of overcapacity persists. On a positive note, there have been signs of long-awaited consolidation within the Technology sector, which could help alleviate overcapacity issues longer-term. In the meantime, your Portfolio will continue to emphasize companies exhibiting high degrees of financial quality and positive earnings revisions while selling at reasonable price-earning valuations.

     We look forward to reporting next fiscal year's performance. Thank you for your continued confidence.

                                         GEEWAX, TERKER & CO.

                                         /s/ John Geewax     /s/ Bruce Terker

                                         John Geewax         Bruce Terker

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

**   TheFund  has changed its  benchmark  to the Russell  1000 Value Index as it provides a more appropriate comparison to the Fund's holdings.

                         GEEWAX TERKER CORE VALUE FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                       FOR THE PERIOD FROM MARCH 26, 2003
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                   06/30/03
Geewax Terker Core Value Fund
Class A                            $ 8,770
Russell 1000 Value Index           $ 9,133
Russell 1000 Index                 $ 8,808

                         AVERAGE ANNUALIZED TOTAL RETURN

--------------------------------------------------------------------------------
                                                            Commencement of
                                                            operations
                                            1 Year          through 06/30/03

                                        with      without   with      without
                                        sales     sales     sales     sales
                                        charge    charge    charge    charge
--------------------------------------------------------------------------------
Class A (inception date 03/26/2002)     -5.60%    -0.11%    -9.87%    -5.74%
Russell 1000 Value Index                   n/a    -1.02%       n/a    -6.93%
Russell 1000 Index                         n/a     0.95%       n/a    -9.56%
--------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of March 26, 2002 through June 30, 2003.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     Russell 1000 Index is a widely recognized unmanaged index of 1000 companies in the U.S. It is generally considered to represent 90% of the publicly traded companies as measured by market capitalization. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                                                                   June 30, 2003

DEAR QUAKER FIXED INCOME FUND SHAREHOLDER:

     For the fiscal year ended June 20, 2003, the Fund's total return for Class A shares* was 2.52% vs. 10.53% for the Salomon Broad Investment Grade Index and 8.72% for the Lehman Intermediate Aggregate Index**, the Fund's new benchmark, over the same period. The Fund's total return year-to-date for the Class A shares was 2.79% vs. a 4.01% for the Salomon Broad Investment Grade Index and a 3.19% for the Lehman Intermediate U.S. Aggregate Index. As a new manager to the Quaker Fund complex, we are very excited about the value we can add to the Fixed Income Fund.

     Since taking over the Fund on April 1st, 2003 we have repositioned the fund to match our investment philosophy. We employ an active management approach that seeks to provide our clients with enhanced returns while preserving both capital and income under all market conditions. Our investment approach tends to underweight treasury securities and overweight investment grade spread products (e.g. mortgage-backed securities, agencies and corporates) while limiting duration deviations in an attempt to achieve superior returns.

     In the opening paragraph you will notice a new benchmark has been introduced. We have selected the Lehman Intermediate Aggregate Index for two primary reasons:

     1. We feel it best represents our management style in that it includes only investment grade taxable fixed income securities and includes all of the asset classes that ACM considers when positioning a portfolio.

     2. The average maturity of the intermediate index is shorter than the Salomon Broad Based Investment Grade Index, which we feel provides additional protection when entering periods of rising interest rates.

     Over the coming year, our economic forecast focuses on stable to rising interest rates with higher volatility from week to week. With this top down interest rate call, we will focus our effort on the bottom-up search for value in higher coupon spread products such as mortgage-backed securities that typically provide protection and yield enhancement in this type of interest rate environment.

     We at Andres Capital Management are extremely excited to be a part of the Quaker team and to bring our full investment resources to bear during the coming year.

                                         Respectfully submitted,

                                         /s/ Robert P. Andres
                                         Robert P. Andres
                                         Andres Capital Management

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

**   The Fund has changed its  benchmark  to the Lehman  Intermediate  Aggregate
Index as it provides a more appropriate comparison to the Fund's holdings.

                            QUAKER FIXED INCOME FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                     FOR THE PERIOD FROM NOVEMBER 25, 1996
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                        06/30/03
Quaker Fixed Income Fund
Class A                                 $13,478
Class B                                 $10,505
Class C                                 $11,168
Class I                                 $11,170
Salomon Brothers Broad
   Investment - Grade Index             $16,311
Lehman U.S. Intermediate
   Aggregate Index                      $15,952

                         AVERAGE ANNUALIZED TOTAL RETURN

-------------------------------------------------------------------------------------------------
                                                                                Commencement of
                                                                                operations
                                            1 Year              5 Year          through 06/30/03

                                        with      without   with      without   with      without
                                        sales     sales     sales     sales     sales     sales
                                        charge    charge    charge    charge    charge    charge
-------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)     -1.84%     2.52%    3.83%     4.74%     4.63%     5.32%
Class B  (inception date 04/05/2001)    -3.46%     1.62%      n/a       n/a     2.23%     3.63%
Class C  (inception date 01/16/2001)     0.62%     1.64%      n/a       n/a     4.58%     4.58%
Class I   (inception date 04/12/2001)    2.80%     2.80%      n/a       n/a     5.15%     5.15%
Lehman Brothers U.S. Intermediate
  Aggregate Index**                        n/a     8.72%      n/a     7.42%       n/a     7.35%
Salomon Broad Investment Grade Index**     n/a    10.53%      n/a     7.53%       n/a     7.70%
-------------------------------------------------------------------------------------------------

** The Benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2003

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

     The Lehman Intermediate Aggregate Index a comprehensive benchmark that measures the performance of intermediate maturity range (from 1 year up to, but not including, 10 years) of U.S. domestic, taxable, investment grade fixed rate government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Salomon Broad Investment Grade Index is an unmanaged index composed of a broad variety of investment grade bonds.

                                     xviii

                                                                   June 30, 2003

DEAR QUAKER HIGH YIELD FUND SHAREHOLDER:

     The total return for the High Yield Fund continued to underperform due to continued weakness in high yield spreads and adverse issue-specific events. The total return for the Quaker High Yield fund's Class A shares* was -27.07% for the Fund's fiscal year ended June 30, 2003, as compared to the 22.77% return in the Lehman U.S. Corporate High Yield index, the Fund's performance benchmark, over the same time period.

     The prolonged adverse events in the high yield debt market, combined with a lack of demand from Quaker's current client base has led Quaker to solicit current shareholders for a change in the Fund's strategy to an intermediate municipal bond mandate. We at ACM are excited by the opportunity to manage this Fund with its new municipal bond mandate. ACM plans to use our depth of experience in municipal bond management to find value across the national spectrum and position the portfolio for yield/income advantages and capital preservation in the intermediate segment of the yield curve.

     The change in the Fund's investment objective and strategy received shareholder approval on August 8, 2003. We will be actively engaged in transforming the Fund's portfolio holdings to match the new investment objective and strategy over the coming weeks. Andres Capital Management is excited about the value proposition of the new Intermediate Municipal Bond Fund for Quaker investors and look forward to applying our proprietary research techniques to add value to the municipal bond investment process.

                                         Respectfully submitted,

                                         /s/ Robert P. Andres
                                         Robert P. Andres
                                         Andres Capital Management

* Class A performance shown is not reflective of sales charges. See Total Return Table on next page for performance with sales charges.

                             QUAKER HIGH YIELD FUND

                    PERFORMANCE UPDATE - $10,000 INVESTMENT
                       FOR THE PERIOD FROM JULY 6,2000
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003

                                    [GRAPH]

                                        06/30/03
Quaker High Yield Fund
Class A                                 $ 6,288
Class B                                 $ 6,426
Class C                                 $ 6,066
Class I                                 $ 6,499
Lehman Corporate High Yield Index       $11,724

                         AVERAGE ANNUALIZED TOTAL RETURN

--------------------------------------------------------------------------------
                                                            Commencement of
                                                            operations
                                            1 Year          through 06/30/03

                                        with      without   with      without
                                        sales     sales     sales     sales
                                        charge    charge    charge    charge
--------------------------------------------------------------------------------
Class A (inception date 09/05/2000)     -30.17%   -27.07%   -15.17%   -13.86%
Class B  (inception date 10/17/2000)    -31.26%   -27.64%   -15.08%   -14.12%
Class C  (inception date 05/30/2001)    -28.34%   -27.62%   -21.31%   -21.31%
Class I   (inception date 07/06/2000)   -26.85%   -26.85%   -13.45%   -13.45%
Lehman U.S. Corporate High Yield Index      n/a    22.77%       n/a     5.45%
--------------------------------------------------------------------------------

** The Benchmark since inception returns are calculated since commencement of July 6, 2000 through June 30, 2003

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

                          QUAKER AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - 94.76%
   AEROSPACE & DEFENSE - 1.31%
     L-3 Communications Holdings, Inc.* .........       55,100     $  2,396,299
                                                                   ------------

   AIRLINES - 2.29%
     Continental Airlines, Inc.* ................      100,800        1,508,976
     Delta Air Lines, Inc. ......................      183,200        2,689,376
                                                                   ------------
                                                                      4,198,352
                                                                   ------------
   BANKS - 3.06%
     Bank of America Corp. ......................       37,700        2,979,431
     Greater Bay Bancorp ........................       46,400          953,056
     Wachovia Corp. .............................       41,900        1,674,324
                                                                   ------------
                                                                      5,606,811
                                                                   ------------
   COMMERCIAL SERVICES - 3.85%
     Cendant Corp.* .............................      205,300        3,761,096
     H&R Block, Inc. ............................       76,200        3,295,650
                                                                   ------------
                                                                      7,056,746
                                                                   ------------
   COMPUTER SOFTWARE & SERVICES - 1.18%
     Veritas Software Corp.* ....................       75,400        2,173,028
                                                                   ------------

   COMPUTERS - 3.65%
     Network Appliance, Inc.* ...................      109,700        1,778,237
     Sandisk Corp.* .............................       67,000        2,703,450
     Seagate Technology .........................      125,600        2,216,840
                                                                   ------------
                                                                      6,698,527
                                                                   ------------
   ELECTRONICS & ELECTRICAL EQUIPMENT - 2.38%
     Fisher Scientific International, Inc.* .....      125,400        4,376,460
                                                                   ------------

   ENERGY - ALTERNATE SOURCES - 0.43%
     Ballard Power Systems, Inc.* ...............       58,100          790,160
                                                                   ------------

   ENTERTAINMENT & LEISURE - 3.66%
     GTECH Holdings Corp. .......................       75,000        2,823,750
     International Game Technology ..............       16,600        1,698,678
     Polaris Industries, Inc. ...................       35,600        2,185,840
                                                                   ------------
                                                                      6,708,268
                                                                   ------------
   FINANCIAL SERVICES - 9.57%
     Bear Stearns Cos., Inc. ....................       20,000        1,448,400
     Citigroup, Inc. ............................       99,700        4,267,160
     E*TRADE Group, Inc.* .......................      256,200        2,177,700
     Goldman Sachs Group, Inc. ..................       20,500        1,716,875
     Janus Capital Group, Inc. ..................      125,600        2,059,840
     Knight Trading Group, Inc.* ................      162,800        1,012,616
     Lehman Brothers Holdings, Inc. .............       21,900        1,455,912
     Merrill Lynch & Co., Inc. ..................       37,700        1,759,836
     Morgan Stanley .............................       38,700        1,654,425
                                                                   ------------
                                                                     17,552,764
                                                                   ------------
   HEALTHCARE - PRODUCTS - 0.60%
     Ocular Sciences, Inc.* .....................       55,100        1,093,735
                                                                   ------------

   HEALTHCARE - SERVICES - 6.88%
     Aetna, Inc. ................................       68,900     $  4,147,780
     Anthem, Inc.* ..............................       33,400        2,576,810
     Quest Diagnostics, Inc.* ...................       20,900        1,333,420
     WellChoice, Inc.* ..........................       60,700        1,777,296
     WellPoint Health Networks, Inc.* ...........       33,000        2,781,900
                                                                   ------------
                                                                     12,617,206
                                                                   ------------
   INSURANCE - 2.38%
     Hartford Financial Services Group, Inc. ....       41,900        2,110,084
     Infinity Property & Casualty Corp. .........       95,600        2,259,984
                                                                   ------------
                                                                      4,370,068
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 4.95%
     Check Point Software Technologies Ltd.* ....      129,900        2,539,545
     Checkfree Corp.* ...........................       41,900        1,166,496
     InterActiveCorp.* ..........................       67,400        2,667,018
     SonicWALL, Inc.* ...........................       83,700          401,760
     VeriSign, Inc.* ............................      139,100        1,923,753
     WatchGuard Technologies, Inc.* .............       83,800          385,480
                                                                   ------------
                                                                      9,084,052
                                                                   ------------
   MULTIMEDIA - 3.56%
     Clear Channel Communications, Inc.* ........       94,300        3,997,377
     COX Communications, Inc.* ..................       79,300        2,529,670
                                                                   ------------
                                                                      6,527,047
                                                                   ------------
   OIL & GAS - 6.81%
     Burlington Resources, Inc. .................       38,900        2,103,323
     Devon Energy Corp. .........................       41,900        2,237,460
     National-Oilwell, Inc.* ....................       83,700        1,841,400
     Rowan Cos., Inc.* ..........................       94,000        2,105,600
     Smith International, Inc.* .................       61,100        2,244,814
     BJ Services Co.* ...........................       52,400        1,957,664
                                                                   ------------
                                                                     12,490,261
                                                                   ------------
   PHARMACEUTICALS - 5.53%
     Abbott Laboratories ........................       50,300        2,201,128
     ICN Pharmaceuticals, Inc. ..................       83,800        1,404,488
     Merck & Co., Inc. ..........................       50,200        3,039,610
     Pfizer, Inc. ...............................      102,700        3,507,205
                                                                   ------------
                                                                     10,152,431
                                                                   ------------
   RETAIL - 11.51%
     Best Buy Co., Inc.* ........................       56,000        2,459,520
     Blockbuster, Inc. ..........................      145,200        2,446,620
     CBRL Group, Inc. ...........................       33,500        1,301,810
     CEC Entertainment, Inc.* ...................       21,000          775,530
     Chico's FAS, Inc.* .........................      106,700        2,246,035
     Costco Wholesale Corp.* ....................       62,900        2,302,140
     Hollywood Entertainment Corp.* .............      141,200        2,428,640
     Michaels Stores, Inc. ......................       62,900        2,393,974
     Ross Stores, Inc. ..........................       62,200        2,658,428
     Ruby Tuesday, Inc. .........................       36,300          897,699
     Wendy's International, Inc. ................       41,900        1,213,843
                                                                   ------------
                                                                     21,124,239
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                          QUAKER AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - (CONTINUED)
   SEMICONDUCTORS - 6.31%
     Analog Devices, Inc.* ......................       28,300     $    985,406
     ATMI, Inc.* ................................       41,900        1,046,243
     Emulex Corp.* ..............................       71,300        1,623,501
     Genus, Inc.* ...............................       66,900          180,630
     International Rectifier Corp.* .............       46,100        1,236,402
     Intersil Corp.* ............................       93,100        2,477,391
     LTX Corp.* .................................      121,500        1,047,330
     Marvell Technology Group Ltd.* .............       48,600        1,670,382
     Skyworks Solutions, Inc.* ..................      192,800        1,305,256
                                                                   ------------
                                                                     11,572,541
                                                                   ------------
   TELECOMMUNICATIONS - 11.87%
     Amdocs Ltd.* ...............................       83,600        2,006,400
     AT&T Wireless Services, Inc.* ..............      184,400        1,513,924
     Extreme Networks, Inc.* ....................      167,600          888,280
     Nextel Communications, Inc.* ...............      192,600        3,482,208
     NII Holdings, Inc.* ........................      157,800        6,039,006
     Sprint Corp. - PCS Group* ..................      481,600        2,769,200
     TEKELEC* ...................................       41,900          473,470
     UTStarcom, Inc.* ...........................       83,900        2,984,323
     Viasat, Inc.* ..............................       62,900          901,986
     Westell Technologies, Inc.* ................       83,800          724,870
                                                                   ------------
                                                                     21,783,667
                                                                   ------------
   TOYS & HOBBIES - 0.58%
     RC2 Corp.* .................................       62,800        1,068,228
                                                                   ------------

   TRANSPORTATION SERVICES - 2.40%
     OMI Corp.* .................................      306,800        1,889,887
     Teekay Shipping Corp. ......................       58,700        2,518,230
                                                                   ------------

     TOTAL COMMON STOCK (COST $153,240,965) .....                     4,408,117
                                                                   ------------
                                                                    173,849,007
                                                                   ------------
PUT OPTIONS PURCHASED - 0.01%
     Blue Rhino Corp., September Strike 10 ......          314           12,560
                                                                   ------------

     TOTAL PUT OPTIONS PURCHASED (COST $72,742) .                        12,560
                                                                   ------------

SHORT-TERM INVESTMENTS - 6.58%
     Merrill Lynch Master EBP Repo
       Money Market Fund ........................   12,075,493       12,075,493
                                                                   ------------

     TOTAL SHORT-TERM INVESTMENTS (COST $12,075,493)                 12,075,493
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $165,389,200)(101.35%)        185,937,060
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-1.35%)             (2,483,142)
                                                                   ------------
        NET ASSETS (100.00%) ....................                  $183,453,918
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

                             QUAKER CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - 93.29%
   AEROSPACE & DEFENSE - 0.73%
     United Technologies Corp. ..................        1,100     $     77,913
                                                                   ------------

   APPAREL - 0.49%
     Liz Claiborne, Inc. ........................        1,200           42,300
     Reebok International Ltd.* .................          300           10,089
                                                                   ------------
                                                                         52,389
                                                                   ------------
   AUTO MANUFACTURERS - 0.25%
     Paccar, Inc. ...............................          400           26,968
                                                                   ------------

   AUTO PARTS & EQUIPMENT - 0.24%
     Johnson Controls, Inc. .....................          300           25,680
                                                                   ------------

   BANKS - 5.73%
     Bank of America Corp. ......................        3,700          292,411
     First Tennessee National Corp. .............        1,100           48,301
     MB Financial Corp. .........................          100            4,004
     National City Corp. ........................        3,200          104,672
     Pacific Capital Bancorp ....................          500           17,525
     Popular, Inc. ..............................        1,300           50,167
     Prosperity Bancshares, Inc. ................        1,260           24,255
     SouthTrust Corp. ...........................        1,500           40,800
     Texas Regional Bancshares, Inc. ............          200            6,940
     Wells Fargo & Co. ..........................          400           20,160
                                                                   ------------
                                                                        609,235
                                                                   ------------
   BIOTECHNOLOGY - 2.87%
     Amgen, Inc.* ...............................        4,300          283,542
     Genentech, Inc.* ...........................          300           21,636
                                                                   ------------
                                                                        305,178
                                                                   ------------
   BUILDING MATERIALS - 0.21%
     American Standard Cos., Inc.* ..............          300           22,179
                                                                   ------------

   CHEMICALS - 1.96%
     Ecolab, Inc. ...............................        2,000           51,200
     PPG Industries, Inc. .......................          600           30,444
     Praxair, Inc. ..............................          900           54,090
     Sherwin-Williams Co. .......................          500           13,440
     Sigma-Aldrich Corp. ........................          200           10,836
     Valspar Corp. ..............................        1,150           48,553
                                                                   ------------
                                                                        208,563
                                                                   ------------
   COMMERCIAL SERVICES - 1.41%
     Cendant Corp.* .............................        4,200           76,944
     Pharmaceutical Product Development, Inc.* ..        2,000           57,460
     Rent-A-Center, Inc.* .......................          200           15,162
                                                                   ------------
                                                                        149,566
                                                                   ------------
   COMPUTER SOFTWARE & SERVICES - 5.51%
     Documentum, Inc.* ..........................          700           13,769
     Fair Isaac Corp. ...........................          600           30,870
     Micromuse, Inc.* ...........................        1,200            9,588
     Microsoft Corp. ............................       20,340          521,518
     Progress Software Corp.* ...................          500           10,365
                                                                   ------------
                                                                        586,110
                                                                   ------------
   COMPUTERS - 5.83%
     Dell Computer Corp.* .......................        7,800     $    249,288
     Diebold, Inc. ..............................          500           21,625
     EMC Corp.* .................................        6,100           63,867
     Hewlett-Packard Co. ........................       12,700          270,510
     Western Digital Corp.* .....................        1,400           14,420
                                                                   ------------
                                                                        619,710
                                                                   ------------
   COSMETICS & TOILETRIES - 3.11%
     Colgate-Palmolive Co. ......................        5,700          330,315
                                                                   ------------

   ELECTRONICS & ELECTRICAL COMPONENTS - 0.99%
     Fisher Scientific International, Inc.* .....          880           30,712
     Mettler Toledo International, Inc.* ........        1,500           54,975
     Thermo Electron Corp.* .....................          500           10,510
     Trimble Navigation Ltd.* ...................          400            9,172
                                                                   ------------
                                                                        105,369
                                                                   ------------
   ENTERTAINMENT & LEISURE - 1.35%
     International Game Technology, Inc. ........        1,400          143,262
                                                                   ------------

   ENVIRONMENTAL CONTROL - 0.40%
     Waste Connections, Inc.* ...................        1,200           42,060
                                                                   ------------

   FINANCIAL SERVICES - 7.45%
     Citigroup, Inc. ............................        8,200          350,960
     Doral Financial Corp. ......................        2,450          109,393
     Fannie Mae .................................        3,700          249,528
     Friedman Billings Ramsey Group, Inc. .......          500            6,700
     Legg Mason, Inc. ...........................          300           19,485
     New Century Financial Corp. ................          200            8,730
     SLM Corp. ..................................        1,200           47,004
                                                                   ------------
                                                                        791,800
                                                                   ------------
   FOOD & BEVERAGES - 1.00%
     General Mills, Inc. ........................        2,250          106,672
                                                                   ------------

   HEALTHCARE - PRODUCTS - 5.59%
     Becton Dickinson & Co. .....................          600           23,310
     CR Bard, Inc. ..............................          200           14,262
     Inamed Corp.* ..............................          200           10,738
     Medtronic, Inc. ............................        7,900          378,963
     Stryker Corp. ..............................        2,400          166,488
                                                                   ------------
                                                                        593,761
                                                                   ------------
   HEALTHCARE - SERVICES - 1.26%
     Coventry Health Care, Inc.* ................          200            9,232
     DaVita, Inc.* ..............................          400           10,712
     WellPoint Health Networks, Inc.* ...........        1,230          103,689
     Mid Atlantic Medical Services, Inc.* .......          200           10,460
                                                                   ------------
                                                                        134,093
                                                                   ------------
   HOME BUILDERS - 0.81%
     Centex Corp. ...............................          700           54,453
     KB Home ....................................          100            6,198
     Lennar Corp. ...............................          100            7,150
     Pulte Homes, Inc. ..........................          300           18,498
                                                                   ------------
                                                                         86,299
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                             QUAKER CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - (CONTINUED)
   HOUSEHOLD PRODUCTS - 1.22%
     Church & Dwight, Inc. ......................          950     $     31,094
     Clorox Co. .................................          600           25,590
     Fortune Brands, Inc. .......................          500           26,100
     Jarden Corp.* ..............................        1,700           47,039
                                                                   ------------
                                                                        129,823
                                                                   ------------
   INSURANCE - 2.40%
     Progressive Corp. ..........................        1,700          124,270
     Prudential Financial, Inc. .................        3,900          131,235
                                                                   ------------
                                                                        255,505
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 1.69%
     Amazon.Com, Inc.* ..........................        1,900           69,331
     eBay, Inc.* ................................          100           10,418
     Expedia, Inc.* .............................          600           46,008
     InterActiveCorp.* ..........................        1,370           54,211
                                                                   ------------
                                                                        179,968
                                                                   ------------
   MINING - 0.79%
     Freeport-McMoran Copper & Gold, Inc. .......        3,400           83,300
                                                                   ------------

   MISCELLANEOUS MANUFACTURING - 6.64%
     Eaton Corp. ................................          300           23,583
     General Electric Co. .......................       23,790          682,297
                                                                   ------------
                                                                        705,880
                                                                   ------------
   MULTIMEDIA - 1.92%
     COX Communications, Inc.* ..................          670           21,373
     Comcast Corp.* .............................          600           18,108
     Fox Entertainment Group, Inc.* .............          400           11,512
     Gannett Co., Inc. ..........................        1,400          107,534
     Liberty Media Corp.* .......................        3,900           45,084
                                                                   ------------
                                                                        203,611
                                                                   ------------
   OIL & GAS - 3.29%
     Burlington Resources, Inc. .................          400           21,628
     Devon Energy Corp. .........................          200           10,680
     Pogo Producing Co. .........................        3,400          145,350
     Varco International, Inc.* .................        4,300           84,280
     XTO Energy, Inc. ...........................        3,373           67,831
     Chesapeake Energy Corp. ....................        2,000           20,200
                                                                   ------------
                                                                        349,969
                                                                   ------------
   PACKAGING & CONTAINERS - 0.09%
     Bemis Co. ..................................          200            9,360
                                                                   ------------

   PHARMACEUTICALS - 10.20%
     Abbott Laboratories ........................        4,600          201,296
     Endo Pharmaceuticals Holdings, Inc.* .......          600           10,152
     Forest Laboratories, Inc.* .................        1,200           65,700
     Mylan Laboratories, Inc. ...................        1,500           52,155
     Pfizer, Inc. ...............................       22,040          752,666
     Priority Healthcare Corp.* .................          150            2,782
                                                                   ------------
                                                                      1,084,751
                                                                   ------------
   PIPELINES - 0.00%
     Enbridge Energy Management, LLC.* ..........            1               26
     Kinder Morgan Management, LLC.* ............            1               22
                                                                   ------------
                                                                             48
                                                                   ------------
   RETAIL - 3.11%
     Claire's Stores, Inc. ......................          200     $      5,072
     PETsMART, Inc. .............................        1,300           21,671
     Wal-Mart Stores, Inc. ......................        5,670          304,309
                                                                   ------------
                                                                        331,052
                                                                   ------------
   SAVINGS & LOANS - 2.49%
     Washington Mutual, Inc. ....................        6,400          264,330
                                                                   ------------

   SEMICONDUCTORS - 3.02%
     Cree, Inc.* ................................          500            8,140
     GlobespanVirata, Inc.* .....................        1,100            9,075
     Intel Corp. ................................       14,600          303,446
                                                                   ------------
                                                                        320,661
                                                                   ------------
   TELECOMMUNICATIONS - 6.69%
     Cisco Systems, Inc.* .......................       27,460          455,561
     Citizens Communications Co.* ...............        1,100           14,179
     Foundry Networks, Inc.* ....................        1,100           15,840
     Interdigital Communications Corp.* .........          700           16,359
     Nextel Communications, Inc.* ...............       11,200          202,496
     Utstarcom, Inc.* ...........................          200            7,114
                                                                   ------------
                                                                        711,549
                                                                   ------------
   TOYS & HOBBIES - 0.09%
     Marvel Enterprises, Inc.* ..................          500            9,550
                                                                   ------------

   TRANSPORTATION SERVICES - 2.46%
     CSX Corp. ..................................          800           24,072
     Union Pacific Corp. ........................        1,900          110,238
     United Parcel Service, Inc. ................        2,000          127,400
                                                                   ------------
                                                                        261,710
                                                                   ------------

     TOTAL COMMON STOCK (COST $9,570,308) .......                     9,918,189
                                                                   ------------

EQUITY FUND - 5.61%
     iShares S&P MidCap 400/BARRA Growth Index Fund        820           83,845
     iShares Russell 1000 Growth Index Fund .....       12,500          513,125
                                                                   ------------

     TOTAL EQUITY FUND (COST $600,806) ..........                       596,970
                                                                   ------------

SHORT-TERM INVESTMENTS - 0.58%
     Evergreen Money Market Institutional Treasury
     Money Market Fund Institutional Service
       Shares ...................................       60,953           60,953
                                                                   ------------

     TOTAL SHORT-TERM INVESTMENTS (COST $60,953)                         60,953
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $10,232,067)(99.48%)           10,576,112
     OTHER ASSETS LESS LIABILITIES, NET (0.52%) .                        55,009
                                                                   ------------
        NET ASSETS (100.00%) ....................                  $ 10,631,121
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

                          QUAKER SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - 88.27%
   AEROSPACE & DEFENSE - 0.97%
     Engineered Support Systems, Inc. ...........          470     $     19,670
                                                                   ------------

   AIRLINES - 0.82%
     Airtran Holdings, Inc.* ....................        1,600           16,752
                                                                   ------------

   BANKS - 10.41%
     Bank of the Ozarks, Inc. ...................          310           12,016
     Capitol Bancorp Ltd. .......................          600           16,260
     First Community Bancshares, Inc. ...........          400           14,120
     Great Southern Bancorp, Inc. ...............          240            9,250
     Independent Bank Corp. .....................          600           15,414
     MB Financial Corp. .........................          300           12,012
     Nara Bancorp, Inc. .........................          800           15,200
     Pacific Capital Bancorp ....................        1,100           38,555
     PrivateBancorp, Inc. .......................          500           13,635
     Prosperity Bancshares, Inc. ................          730           14,052
     R&G Financial Corp. ........................          600           17,820
     Sterling Financial Corp. ...................          700           16,275
     Texas Regional Bancshares, Inc. ............          500           17,350
                                                                   ------------
                                                                        211,959
                                                                   ------------
   BUILDING MATERIALS - 0.66%
     ElkCorp ....................................          600           13,500
                                                                   ------------

   CHEMICALS - 0.49%
     Georgia Gulf Corp. .........................          500            9,900
                                                                   ------------

   COMMERCIAL SERVICES - 1.16%
     Navigant Consulting, Inc.* .................        2,000           23,700
                                                                   ------------

   COMPUTER SOFTWARE & SERVICES - 11.77%
     Avid Technology, Inc.* .....................          800           28,056
     Borland Software Corp.* ....................          790            7,718
     CCC Information Services Group, Inc.* ......        1,230           17,835
     Datastream Systems, Inc.* ..................        1,300           13,767
     Documentum, Inc.* ..........................        1,500           29,505
     Group 1 Software, Inc.* ....................          360            6,599
     Hyperion Solutions Corp.* ..................        1,000           33,760
     Inter-Tel, Inc. ............................          820           17,400
     Micromuse, Inc.* ...........................        2,600           20,774
     Omnicell, Inc.* ............................        1,100           11,264
     Packeteer, Inc.* ...........................        1,100           17,127
     Progress Software Corp.* ...................        1,100           22,803
     Serena Software, Inc.* .....................          620           12,946
                                                                   ------------
                                                                        239,554
                                                                   ------------
   COMPUTERS - 5.65%
     Anteon International Corp.* ................          500           13,955
     Maxtor Corp.* ..............................        1,600           12,016
     NetScreen Technologies, Inc.* ..............          700           15,785
     Sandisk Corp.* .............................        1,000           40,350
     Western Digital Corp.* .....................        3,200           32,960
                                                                   ------------
                                                                        115,066
                                                                   ------------
   DISTRIBUTION & WHOLESALE - 0.42%
     Central European Distribution Corp.* .......          430            8,660
                                                                   ------------

   ELECTRONICS & ELECTRICAL COMPONENTS - 4.02%
     Analogic Corp. .............................          160     $      7,802
     Dionex Corp.* ..............................          500           19,875
     II-VI, Inc.* ...............................          700           16,156
     Technitrol, Inc.* ..........................          600            9,030
     Trimble Navigation Ltd.* ...................          900           20,637
     Wilson Greatbatch Technologies, Inc.* ......          230            8,303
                                                                   ------------
                                                                         81,803
                                                                   ------------
   ENTERTAINMENT & LEISURE - 0.74%
     Alliance Gaming Corp.* .....................          800           15,128
                                                                   ------------

   ENVIRONMENTAL CONTROL - 2.97%
     Casella Waste Systems, Inc.* ...............        3,090           27,903
     Waste Connections, Inc.* ...................          930           32,596
                                                                   ------------
                                                                         60,499
                                                                   ------------
   FINANCIAL SERVICES - 1.80%
     Friedman Billings Ramsey Group, Inc. .......        1,100           14,740
     New Century Financial Corp. ................          500           21,825
                                                                   ------------
                                                                         36,565
                                                                   ------------
   HAND & MACHINE TOOLS - 0.52%
     Franklin Electric Co., Inc. ................          190           10,573
                                                                   ------------

   HEALTHCARE - PRODUCTS - 2.80%
     Alaris Medical Systems, Inc.* ..............        1,100           14,245
     Inamed Corp.* ..............................          500           26,845
     SonoSite, Inc.* ............................          800           15,960
                                                                   ------------
                                                                         57,050
                                                                   ------------
   HEALTHCARE - SERVICES - 2.34%
     AMERIGROUP Corp.* ..........................          280           10,416
     Odyssey HealthCare, Inc.* ..................          400           14,800
     Select Medical Corp.* ......................          900           22,347
                                                                   ------------
                                                                         47,563
                                                                   ------------
   HOME FURNISHINGS - 1.35%
     Emerson Radio* .............................          940            6,477
     TiVo, Inc.* ................................        1,700           20,995
                                                                   ------------
                                                                         27,472
                                                                   ------------
   HOUSEHOLD PRODUCTS - 1.85%
     Jarden Corp.* ..............................          710           19,646
     New England Business Services, Inc. ........          600           18,000
                                                                   ------------
                                                                         37,646
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 3.96%
     Centillium Communications, Inc.* ...........        1,700           16,847
     eResearch Technology, Inc.* ................          900           19,944
     NetFlix, Inc.* .............................          600           15,330
     RSA Security, Inc.* ........................        1,200           12,900
     United Online, Inc.* .......................          620           15,711
                                                                   ------------
                                                                         80,732
                                                                   ------------
   LODGING - 0.59%
     Boyd Gaming Corp.* .........................          700           12,082
                                                                   ------------

   MACHINERY - DIVERSIFIED - 1.22%
     Albany International Corp. .................          500           13,700
     Wabtec Corp. ...............................          800           11,128
                                                                   ------------
                                                                         24,828
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                          QUAKER SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - (CONTINUED)
   METAL FABRICATE & HARDWARE - 0.75%
     NN, Inc. ...................................        1,200     $     15,192
                                                                   ------------

   MISCELLANEOUS MANUFACTURING - 2.81%
     Acuity Brands, Inc. ........................          700           12,719
     Clarcor, Inc. ..............................          480           18,504
     Matthews International Corp. ...............        1,050           25,998
                                                                   ------------
                                                                         57,221
                                                                   ------------
   OIL & GAS - 5.82%
     Chesapeake Energy Corp. ....................        4,400           44,440
     Energy Partners Ltd.* ......................        1,160           13,398
     Remington Oil & Gas Corp.* .................        2,040           37,495
     St. Mary Land & Exploration Co. ............          410           11,193
     Tetra Technologies, Inc.* ..................          400           11,860
                                                                   ------------
                                                                        118,386
                                                                   ------------
   PHARMACEUTICALS - 1.93%
     Endo Pharmaceuticals Holdings, Inc.* .......        1,200           20,304
     MIM Corp.* .................................        1,500            9,795
     Priority Healthcare Corp.* .................          500            9,275
                                                                   ------------
                                                                         39,374
                                                                   ------------
   PIPELINES - 0.35%
     Enbridge Energy Management, LLC.* ..........          158            7,209
                                                                   ------------

   PUBLISHING - 0.58%
     Courier Corp. ..............................          230           11,845
                                                                   ------------

   RETAIL - 5.82%
     7-Eleven, Inc.* ............................        1,400           14,770
     Big 5 Sporting Goods Corp.* ................          170            2,130
     Claire's Stores, Inc. ......................          500           12,680
     Guitar Center, Inc.* .......................        1,200           34,800
     Pacific Sunwear of California, Inc.* .......        1,400           33,712
     Rare Hospitality International, Inc.* ......          300            9,804
     Tractor Supply Co.* ........................          220           10,505
                                                                   ------------
                                                                        118,401
                                                                   ------------
   SAVINGS & LOANS - 2.02%
     Flagstar Bancorp, Inc. .....................          600           14,670
     Flushing Financial Corp. ...................          500           11,085
     WSFS Financial Corp. .......................          400           15,360
                                                                   ------------
                                                                         41,115
                                                                   ------------
   SEMICONDUCTORS - 1.97%
     Cree, Inc.* ................................        1,200           19,536
     GlobespanVirata, Inc.* .....................        2,500           20,625
                                                                   ------------
                                                                         40,161
                                                                   ------------
   TELECOMMUNICATIONS - 7.25%
     Foundry Networks, Inc.* ....................        2,500           36,000
     General Communication, Inc.* ...............        2,030           17,762
     Interdigital Communications Corp.* .........        1,600           37,392
     Sonus Networks, Inc.* ......................        6,400           32,192
     Western Wireless Corp.* ....................        2,100           24,213
                                                                   ------------
                                                                        147,559
                                                                   ------------
   TOYS & HOBBIES - 1.03%
     Marvel Enterprises, Inc.* ..................        1,100           21,010
                                                                   ------------

   TRANSPORTATION SERVICES - 1.43%
     Kirby Corp.* ...............................          850     $     23,970
     Old Dominion Freight Line, Inc.* ...........          235            5,081
                                                                   ------------
                                                                         29,051
                                                                   ------------

     TOTAL COMMON STOCK (COST $1,744,682) .......                     1,797,226
                                                                   ------------

EQUITY FUND - 9.83%
     iShares Russell 2000 Growth Index Fund .....        2,100           99,960
     iShares S&P MidCap 400/BARRA Growth Index Fund        980          100,205
                                                                   ------------

     TOTAL EQUITY FUND (COST $201,528) ..........                       200,165
                                                                   ------------

SHORT-TERM INVESTMENTS - 1.63%
     Evergreen Money Market Institutional Treasury
       Money Market Fund Institutional Service
         Shares .................................       33,129           33,129
                                                                   ------------

     TOTAL SHORT-TERM INVESTMENTS (COST $33,129)                         33,129
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $1,979,339)(99.73%)             2,030,520
     OTHER ASSETS LESS LIABILITIES, NET (0.27%) .                         5,459
                                                                   ------------
        NET ASSETS (100.00%) ....................                  $  2,035,979
                                                                   ============

* NON-INCOME PRODUCING INVESTMENT

    The accompanying notes are an integral part of the financial statements.

                        QUAKER CAPITAL OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - 97.57%
   AEROSPACE & DEFENSE 3.85%
     Lockheed Martin Corp. ......................        6,500          309,205
     Northrop Grumman Corp. .....................        2,000          172,580
                                                                   ------------
                                                                        481,785
                                                                   ------------
   AGRICULTURAL PRODUCTS - 3.23%
     Loews Corp. - Carolina Group ...............       15,000          405,000
                                                                   ------------

   AUTO PARTS & EQUIPMENT - 0.98%
     IMPCO Technologies, Inc.* ..................       20,000          123,000
                                                                   ------------

   BIOTECHNOLOGY - 4.77%
     Gene Logic, Inc.* ..........................       40,000          238,800
     Millennium Pharmaceuticals, Inc.* ..........       15,000          235,950
     Praecis Pharmaceuticals, Inc.* .............       25,000          122,500
                                                                   ------------
                                                                        597,250
                                                                   ------------
   CHEMICALS - 3.46%
     Sigma-Aldrich Corp. ........................        8,000          433,440
                                                                   ------------

   COMMERCIAL SERVICES - 3.85%
     McKesson Corp. .............................       13,500          482,490
                                                                   ------------

   COMPUTER SOFTWARE & SERVICES - 3.83%
     D&B Corp.* .................................        8,500          349,350
     Eclipsys Corp.* ............................       12,500          130,500
                                                                   ------------
                                                                        479,850
                                                                   ------------
   ENERGY - ALTERNATE SOURCES - 1.80%
     AstroPower, Inc.* ..........................       15,000           49,350
     Ballard Power Systems, Inc.* ...............        8,000          108,800
     Hydrogenics Corp.* .........................       15,000           66,900
                                                                   ------------
                                                                        225,050
                                                                   ------------
   HEALTHCARE - PRODUCTS - 9.77%
     Edwards Lifesciences Corp.* ................       12,000          385,680
     Idexx Laboratories, Inc.* ..................       12,000          404,160
     Rita Medical Systems, Inc.* ................       70,000          245,000
     Synovis Life Technologies, Inc.* ...........        5,000           99,500
     Zimmer Holdings, Inc.* .....................        2,000           90,100
                                                                   ------------
                                                                      1,224,440
                                                                   ------------
   INSURANCE - 3.96%
     Loews Corp. ................................       10,500          496,545
                                                                   ------------

   INTERNET SOFTWARE & SERVICES - 3.73%
     EDGAR Online, Inc.* ........................       40,000           43,200
     Gric Communications, Inc.* .................       15,000           58,350
     InterActiveCorp.* ..........................        7,000          276,990
     Net2Phone, Inc.* ...........................        7,500           32,775
     Zix Corp.* .................................       15,000           56,550
                                                                   ------------
                                                                        467,865
                                                                   ------------
   LODGING - 0.76%
     Mandalay Resort Group ......................        3,000           95,550
                                                                   ------------

   MINING - 11.33%
     Anglogold Ltd. ADR - South Africa ..........        9,000          287,100
     Gold Fields Ltd. ADR - South Africa ........       40,000          487,200
     Newmont Mining Corp. .......................       13,000          421,980
     Northgate Exploration Ltd.* ................       75,000           81,750
     PAN American Silver Corp.* .................       20,000          141,000
                                                                   ------------
                                                                      1,419,030
                                                                   ------------
   MULTIMEDIA - 8.11%
     Charter Communications, Inc.* ..............       75,000     $    279,750
     Comcast Corp.* .............................       15,500          446,865
     Liberty Media Corp.* .......................       25,000          289,000
                                                                   ------------
                                                                      1,015,615
                                                                   ------------
   OIL & GAS - 14.52%
     Chesapeake Energy Corp. ....................       66,000          666,600
     EnCana Corp. ...............................       10,000          383,700
     Marathon Oil Corp. .........................        2,000           52,700
     Royal Dutch Petroleum Co. ..................        1,650           76,923
     Suncor Energy, Inc. ........................       28,000          525,000
     Mitcham Industries, Inc.* ..................       75,000          114,750
                                                                   ------------
                                                                      1,819,673
                                                                   ------------
   PHARMACEUTICALS - 0.66%
     Pharmacopeia, Inc.* ........................       10,000           82,500
                                                                   ------------

   REAL ESTATE - 7.10%
     Hospitality Properties Trust ...............       12,500          390,625
     The St. Joe Co. ............................       16,000          499,200
                                                                   ------------
                                                                        889,825
                                                                   ------------
   RETAIL - 1.77%
     Ruby Tuesday, Inc. .........................          500           12,365
     Smith & Wollensky Restaurant Group, Inc.* ..       41,000          209,510
                                                                   ------------
                                                                        221,875
                                                                   ------------
   TELECOMMUNICATIONS - 9.56%
     3Com Corp.* ................................       25,000          117,000
     Aether Systems, Inc.* ......................       15,000           73,500
     BCE, Inc. ..................................       15,000          346,650
     IDT Corp.* .................................       27,500          492,250
     JDS Uniphase Corp.* ........................        7,500           26,325
     Motorola, Inc. .............................       15,000          141,450
                                                                   ------------
                                                                      1,197,175
                                                                   ------------
   UTILITIES - 0.53%
     Ameren Corp. ...............................        1,500           66,150
                                                                   ------------

     TOTAL COMMON STOCK (COST $11,514,693) ......                    12,224,108
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $11,514,693)(97.57%)           12,224,108
     OTHER ASSETS LESS LIABILITIES, NET (2.43%) .                       304,493
                                                                   ------------
     NET ASSETS (100.00%) .......................                  $ 12,528,601
                                                                   ============

* Non-income producing investment
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                      QUAKER BIOTECH PHARMA-HEALTHCARE FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
DOMESTIC COMMON STOCK - 54.92%
   BIOTECHNOLOGY - 20.12%
     Alexion Pharmaceuticals, Inc.* .............        6,875     $    117,219
     Amgen, Inc.* ...............................        4,900          323,106
     Genzyme Corp. - General Division* ..........        4,200          175,560
     Human Genome Sciences, Inc.* ...............       11,000          139,920
     InterMune, Inc.* ...........................        7,540          122,073
     Millennium Pharmaceuticals, Inc.* ..........        8,000          125,840
     Regeneron Pharmaceuticals, Inc.* ...........        9,900          155,925
                                                                   ------------
                                                                      1,159,643
                                                                   ------------
   DRUG DELIVERY SYSTEMS - 1.66%
     Alkermes, Inc.* ............................        8,900           95,675
                                                                   ------------

   PHARMACEUTICALS - 15.57%
     Celgene Corp.* .............................        9,220          280,288
     King Pharmaceuticals, Inc.* ................        7,500          110,700
     Ligand Pharmaceuticals, Inc.* ..............        7,700          104,643
     Roche Holding Ltd. ADR - Switzerland .......        2,351          184,553
     Sepracor, Inc.* ............................        5,500           99,165
     Teva Pharmaceutical Industries Ltd. ........
       ADR - Israel .............................        2,080          118,414
                                                                   ------------
                                                                        897,763
                                                                   ------------
   THERAPEUTICS - 17.57%
     Connetics Corp.* ...........................        7,000          104,790
     Gilead Sciences, Inc.* .....................        2,810          156,180
     Ilex Oncology, Inc.* .......................        7,000          135,590
     Medicines Co.* .............................       10,030          199,798
     NPS Pharmaceuticals, Inc.* .................        8,100          197,154
     United Therapeutics Corp.* .................        5,010          109,118
     Vicuron Pharmaceuticals, Inc.* .............        7,750          109,895
                                                                   ------------
                                                                      1,012,525
                                                                   ------------

     TOTAL COMMON STOCK (COST $2,919,039) .......                     3,165,606
                                                                   ------------

FOREIGN COMMON STOCK - 2.81%

CANADA - 0.77%
   BIOTECHNOLOGY - 0.77%
     Gensci Regeneration Sciences, Inc.* (a) ....       89,050           44,254
                                                                   ------------

SWITZERLAND - 2.04%
   PHARMACEUTICALS - 2.04%
     Serono SA(b) ...............................          200          117,795
                                                                   ------------

     TOTAL FOREIGN COMMON STOCK (COST $177,903) .                       162,049
                                                                   ------------

PUT OPTIONS PURCHASED - 0.17%
     iShares Nasdaq Biotechnology Index Fund,
       July Strike 65 ...........................           24            2,880
     iShares Nasdaq Biotechnology Index Fund,
       September Strike 66 ......................           36            6,840
                                                                   ------------

     TOTAL PUT OPTIONS PURCHASED (COST $12,780) .                         9,720
                                                                   ------------

SHORT-TERM INVESTMENT - 34.17%
     Merrill Lynch Master EBP Repo
       Money Market Fund ........................    1,969,144     $  1,969,144
                                                                   ------------

     TOTAL SHORT-TERM INVESTMENTS (COST $1,969,144)                   1,969,144
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $5,078,866)(92.07%)             5,306,519
     OTHER ASSETS LESS LIABILITIES, NET (7.93%) .                       457,108
                                                                   ------------
     NET ASSETS (100.00%) .......................                  $  5,763,627
                                                                   ============

                              SECURITIES SOLD SHORT

COMMON STOCK
     Cephalon, Inc.* ............................        2,000     $     82,320
     Cubist Pharmaceuticals, Inc.* ..............        6,000           63,960
     Neurocrine Biosciences, Inc.* ..............        2,000           99,880
                                                                   ------------
     TOTAL (PROCEEDS $232,768) ..................                    $  246,160
                                                                   ------------

* Non-income producing investment
(a) Canadian security denominated in U.S. dollars
(b) Swiss security denominated in U.S. dollars
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                            QUAKER MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------

COMMON STOCK - 87.88%
   AIRLINES - 0.59%
     Delta Air Lines, Inc. ......................        6,500     $     95,420
                                                                   ------------

   AUTO MANUFACTURERS - 4.76%
     Navistar International Corp.* ..............       18,400          600,392
     Paccar, Inc. ...............................        2,550          171,921
                                                                   ------------
                                                                        772,313
                                                                   ------------
   AUTO PARTS & EQUIPMENT - 1.48%
     Visteon Corp. ..............................       34,900          239,763
                                                                   ------------

   BUILDING MATERIALS - 0.66%
     York International Corp. ...................        4,550          106,470
                                                                   ------------

   CHEMICALS - 4.66%
     IMC Global, Inc. ...........................       71,650          480,772
     Lyondell Chemical Co. ......................       20,400          276,012
                                                                   ------------
                                                                        756,784
                                                                   ------------
   COAL PRODUCTION - 2.96%
     Consol Energy, Inc. ........................       21,100          479,814
                                                                   ------------

   COMPUTERS - 1.16%
     Electronic Data Systems Corp. ..............        8,750          187,687
                                                                   ------------

   ELECTRONICS & ELECTRICAL COMPONETS - 11.80%
     Agilent Technologies, Inc.* ................       35,000          684,250
     Avnet, Inc.* ...............................       47,400          601,032
     Sanmina-SCI Corp.* .........................       87,600          552,756
     Symbol Technologies, Inc. ..................        5,950           77,409
                                                                   ------------
                                                                      1,915,447
                                                                   ------------
   ENTERTAINMENT & LEISURE - 1.16%
     Brunswick Corp. ............................        7,500          187,650
                                                                   ------------

   FINANCIAL SERVICES - 3.28%
     AmeriCredit Corp.* .........................       32,200          275,310
     CIT Group, Inc. ............................       10,450          257,592
                                                                   ------------
                                                                        532,902
                                                                   ------------
   FOOD & BEVERAGES - 7.73%
     Archer-Daniels-Midland Co. .................       23,260          299,356
     Smithfield Foods, Inc.* ....................       10,175          233,211
     Tate & Lyle PLC ADR - United Kingdom .......       30,550          687,375
     Tyson Foods, Inc. ..........................        3,253           34,547
                                                                   ------------
                                                                      1,254,489
                                                                   ------------
   FOREST PRODUCTS & PAPER - 1.19%
     Bowater, Inc. ..............................        5,150          192,867
                                                                   ------------

   HEALTHCARE - SERVICES - 0.14%
     Tenet Healthcare Corp.* ....................        2,000           23,300
                                                                   ------------

   HOME BUILDERS - 1.71%
     Clayton Homes, Inc. ........................       22,100          277,355
                                                                   ------------

   INSURANCE - 5.73%
     American Financial Group, Inc. .............        9,350     $    213,180
     AON Corp. ..................................       12,100          291,368
     Cigna Corp. ................................        2,300          107,962
     Loews Corp. ................................        3,300          156,057
     PartnerRe Ltd. .............................        3,150          160,996
                                                                   ------------
                                                                        929,563
                                                                   ------------
   IRON & STEEL PRODUCTION - 1.28%
     United States Steel Corp. ..................       12,700          207,899
                                                                   ------------

   LODGING - 3.84%
     Mandalay Resort Group ......................        5,400          171,990
     Starwood Hotels & Resorts Worldwide, Inc. ..       15,800          451,722
                                                                   ------------
                                                                        623,712
                                                                   ------------
   MINING - 5.09%
     Alcan, Inc. ................................        6,900          215,901
     Freeport-McMoRan Copper & Gold, Inc. .......       24,900          610,050
                                                                   ------------
                                                                        825,951
                                                                   ------------
   OIL & GAS - 2.66%
     Patterson-UTI Energy, Inc.* ................        4,550          147,420
     Premcor, Inc.* .............................       13,200          284,460
                                                                   ------------
                                                                        431,880
                                                                   ------------
   REAL ESTATE - 1.01%
     The St. Joe Co. ............................        5,275          164,580
                                                                   ------------

   RETAIL - 4.09%
     JC Penney Co., Inc. Holding Co. ............       31,250          526,563
     Toys R Us, Inc.* ...........................       11,350          137,562
                                                                   ------------
                                                                        664,125
                                                                   ------------
   SEMICONDUCTORS - 8.78%
     Agere Systems, Inc.* .......................      110,750          258,047
     Micron Technology, Inc.* ...................       17,700          205,851
     Teradyne, Inc.* ............................       55,550          961,571
                                                                   ------------
                                                                      1,425,469
                                                                   ------------
   TELECOMMUNICATIONS - 1.99%
     Sprint Corp. - PCS Group* ..................       56,050          322,288
                                                                   ------------

   TRANSPORTATION SERVICES - 6.43%
     CSX Corp. ..................................       18,350          552,152
     Swift Transportation Co., Inc.* ............        1,100           20,460
     Werner Enterprises, Inc. ...................       22,200          470,640
                                                                   ------------
                                                                      1,043,252
                                                                   ------------
   UTILITIES - 3.70%
     Edison International, Inc.* ................        7,000          115,010
     PG&E Corp.* ................................       22,950          485,393
                                                                   ------------
                                                                        600,403
                                                                   ------------

     TOTAL COMMON STOCK (COST $13,030,590) ......                    14,261,383
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                            QUAKER MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
PREFERRED BONDS - 2.08%
   TELECOMMUNICATIONS - 2.08%
     Corning, Inc. 3.50%, 11/01/2008 ............      315,000     $    338,231
                                                                   ------------

     TOTAL PREFERRED BONDS (COST $255,840) ......                       338,231
                                                                   ------------

PREFERRED STOCKS - 1.67%
   UTILITIES - 1.67%
     Calpine Capital Trust Corp. ................        6,150          271,369
                                                                   ------------

     TOTAL PREFERRED STOCKS (COST $222,624) .....                       271,369
                                                                   ------------

EQUITY FUNDS - 4.51%
     iShares Russell Midcap Value Index Fund ....        9,450          732,281
                                                                   ------------

     TOTAL EQUITY FUNDS (COST $737,406) .........                       732,281
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.37%
     Evergreen Money Market Institutional Treasury
     Money Market Fund Institutional Service Shares    546,357          546,357
                                                                   ------------

     TOTAL SHORT-TERM INVESTMENTS (COST $546,357)                       546,357
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $14,792,817)(99.51%)           16,149,621
     OTHER ASSETS LESS LIABILITIES, NET (0.49%) .                        78,941
                                                                   ------------
     NET ASSETS (100.00%) .......................                  $ 16,228,562
                                                                   ============

* Non-income producing investment
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                           QUAKER SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - 98.13%
   AEROSPACE & DEFENSE - 0.39%
     Engineered Support Systems, Inc. ...........        2,300     $     96,255
                                                                   ------------

   AGRICULTURAL PRODUCTS - 0.70%
     Universal Corp. ............................        4,100          173,430
                                                                   ------------

   AIRLINES - 0.86%
     ExpressJet Holdings, Inc.* .................       14,100          212,910
                                                                   ------------

   APPAREL - 2.38%
     Columbia Sportswear Co.* ...................        1,900           97,679
     K-Swiss, Inc. ..............................        3,400          117,368
     Russell Corp. ..............................        9,600          182,400
     Timberland Co.* ............................        3,600          190,296
                                                                   ------------
                                                                        587,743
                                                                   ------------
   AUTO PARTS & EQUIPMENT - 1.17%
     American Axle & Manufacturing
       Holdings, Inc.* ..........................        4,800          114,720
     Autoliv, Inc. ..............................        5,300          143,524
     Dura Automotive Systems, Inc.* .............        3,300           31,218
                                                                   ------------
                                                                        289,462
                                                                   ------------
   BANKS - 3.03%
     Associated Banc-Corp .......................        1,600           59,392
     Fremont General Corp. ......................       14,400          197,280
     Hibernia Corp. .............................       10,700          194,312
     R&G Financial Corp. ........................        7,100          210,870
     Silicon Valley Bancshares* .................        3,700           88,097
                                                                   ------------
                                                                        749,951
                                                                   ------------
   BIOTECHNOLOGY - 1.60%
     Bio-Rad Laboratories, Inc.* ................        3,500          193,725
     Invitrogen Corp.* ..........................        2,600           99,762
     Martek Biosciences Corp.* ..................        2,400          103,056
                                                                   ------------
                                                                        396,543
                                                                   ------------
   CHEMICALS - 2.80%
     Cytec Industries, Inc.* ....................        5,900          199,420
     MacDermid, Inc. ............................        7,600          199,880
     Minerals Technologies, Inc. ................        2,500          121,650
     Wellman, Inc. ..............................       15,300          171,360
                                                                   ------------
                                                                        692,310
                                                                   ------------
   COMMERCIAL SERVICES - 5.25%
     Aaron Rents, Inc. ..........................        7,200          186,048
     Convergys Corp.* ...........................       10,700          171,200
     Corrections Corporation of America* ........        7,700          195,041
     Deluxe Corp. ...............................        2,700          120,960
     ITT Educational Services, Inc.* ............        6,100          178,425
     MAXIMUS, Inc.* .............................        7,700          212,751
     Rent-A-Center, Inc.* .......................        1,900          144,039
     Watson Wyatt & Co., Holdings* ..............        3,900           90,402
                                                                   ------------
                                                                      1,298,866
                                                                   ------------
   COMPUTER SOFTWARE & SERVICES - 5.21%
     Acxiom Corp.* ..............................        6,000     $     91,500
     American Management Systems, Inc.* .........        4,500           64,260
     Ansys, Inc.* ...............................        5,100          158,610
     Barra, Inc.* ...............................        3,000          107,100
     Citrix Systems, Inc.* ......................        6,500          132,340
     Cognos, Inc.* ..............................        3,800          102,600
     Inter-Tel, Inc. ............................        4,900          103,978
     Open Text Corp.* ...........................        2,700           76,275
     Progress Software Corp.* ...................        4,100           84,993
     Sybase, Inc.* ..............................       12,600          175,266
     Take-Two Interactive Software, Inc.* .......        6,800          192,712
                                                                   ------------
                                                                      1,289,634
                                                                   ------------
   COMPUTERS - 1.88%
     Hutchinson Technology, Inc.* ...............        3,200          105,248
     Iomega Corp.* ..............................       12,000          127,200
     Quantum Corp.* .............................        7,600           30,780
     Sandisk Corp.* .............................        5,000          201,750
                                                                   ------------
                                                                        464,978
                                                                   ------------
   COSMETICS & TOILETRIES - 0.39%
     Elizabeth Arden, Inc.* .....................        7,400           97,458
                                                                   ------------

   DISTRIBUTION & WHOLESALE - 2.66%
     Handleman Co.* .............................        9,700          155,200
     Owens & Minor, Inc. ........................        8,800          196,680
     United Stationers, Inc.* ...................        5,700          206,169
     Watsco, Inc. ...............................        6,100          101,016
                                                                   ------------
                                                                        659,065
                                                                   ------------
   ELECTRONICS & ELECTRICAL COMPONENTS - 1.88%
     Analogic Corp. .............................        2,900          141,404
     Benchmark Electronics, Inc.* ...............        4,500          138,420
     C&D Technologies, Inc. .....................        4,600           66,056
     CTS Corp. ..................................       11,500          120,175
                                                                   ------------
                                                                        466,055
                                                                   ------------
   ENTERTAINMENT & LEISURE - 2.04%
     Callaway Golf Co. ..........................        6,100           80,642
     Macrovision Corp.* .........................        5,000           99,600
     Polaris Industries, Inc. ...................        1,500           92,100
     Shuffle Master, Inc.* ......................        7,900          232,181
                                                                   ------------
                                                                        504,523
                                                                   ------------
   FINANCIAL SERVICES - 5.25%
     Affiliated Managers Group, Inc.* ...........        2,800          170,660
     AG Edwards, Inc. ...........................        4,800          164,160
     Doral Financial Corp. ......................        5,500          245,575
     E*TRADE Group, Inc.* .......................       12,100          102,850
     IndyMac Bancorp, Inc. ......................        8,400          213,528
     Janus Capital Group, Inc. ..................        6,500          106,600
     Jefferies Group, Inc. ......................        2,000           99,580
     New Century Financial Corp. ................        4,500          196,425
                                                                   ------------
                                                                      1,299,378
                                                                   ------------
   FOOD & BEVERAGES - 2.06%
     Chiquita Brands International, Inc.* .......        7,200          104,400
     Fresh Del Monte Produce, Inc. ..............        7,400          190,106
     International Multifoods Corp.* ............        5,600          128,296
     Winn-Dixie Stores, Inc. ....................        7,000           86,170
                                                                   ------------
                                                                        508,972
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                           QUAKER SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - (CONTINUED)
   HEALTHCARE - PRODUCTS - 3.79%
     Advanced Medical Optics, Inc.* .............        7,400     $    126,170
     Cytyc Corp.* ...............................        6,100           64,172
     IDEXX Laboratories, Inc.* ..................        4,700          158,296
     PolyMedica Corp. ...........................        3,100          141,949
     Respironics, Inc.* .........................        2,500           93,075
     Sola International, Inc.* ..................        5,000           87,000
     Steris Corp.* ..............................        3,000           69,270
     VISX, Inc.* ................................       11,400          197,790
                                                                   ------------
                                                                        937,722
                                                                   ------------
   HEALTHCARE - SERVICES - 3.10%
     Beverly Enterprises, Inc.* .................        9,900           34,650
     Health Net, Inc.* ..........................        4,400          144,980
     Pacificare Health Systems, Inc.* ...........        4,100          202,253
     Pediatrix Medical Group, Inc.* .............        2,400           85,560
     Sierra Health Services, Inc.* ..............        7,900          158,000
     US Oncology, Inc.* .........................       19,200          141,888
                                                                   ------------
                                                                        767,331
                                                                   ------------
   HOME BUILDERS - 5.22%
     Beazer Homes USA, Inc.* ....................        1,900          158,650
     Hovnanian Enterprises, Inc.* ...............        3,300          194,535
     KB Home ....................................        3,200          198,336
     M/I Schottenstein Homes, Inc. ..............        4,700          200,596
     MDC Holdings, Inc. .........................        2,090          100,905
     NVR, Inc.* .................................          300          123,300
     Pulte Homes, Inc. ..........................        1,500           92,490
     Ryland Group, Inc. .........................        3,200          222,080
                                                                   ------------
                                                                      1,290,892
                                                                   ------------
   HOUSEHOLD PRODUCTS - 0.73%
     Harland John H. Co. ........................        6,900          180,504
                                                                   ------------

   INSURANCE - 7.23%
     Arch Capital Group Ltd.* ...................        2,400           83,352
     Delphi Financial Group, Inc. ...............        2,500          117,000
     Fidelity National Financial, Inc. ..........        7,750          238,390
     First American Corp. .......................        7,600          200,260
     LandAmerica Financial Group, Inc. ..........        4,100          194,750
     Old Republic International Corp. ...........        7,000          239,890
     RenaissanceRe Holdings Ltd. ................        4,200          191,184
     Stancorp Financial Group, Inc. .............        3,500          182,770
     Stewart Information Services Corp.* ........        6,000          167,100
     UICI* ......................................       11,600          174,812
                                                                   ------------
                                                                      1,789,508
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 0.88%
     Digital River, Inc.* .......................        4,800           92,640
     VeriSign, Inc.* ............................        9,100          125,853
                                                                   ------------
                                                                        218,493
                                                                   ------------
   IRON & STEEL PRODUCTION - 0.54%
     Steel Dynamics, Inc.* ......................        9,700          132,890
                                                                   ------------

   LODGING - 1.05%
     Choice Hotels International, Inc.* .........        9,500          259,445
                                                                   ------------

   MACHINERY - DIVERSIFIED - 0.33%
     NACCO Industries, Inc. .....................        1,400           82,516
                                                                   ------------

   METAL FABRICATE & HARDWARE - 0.47%
     Commercial Metals Co. ......................        6,600     $    117,414
                                                                   ------------

   MINING - 0.42%
     Freeport-McMoran Copper & Gold, Inc. .......        4,200          102,900
                                                                   ------------


   OFFICE & BUSINESS EQUIPMENT - 1.07%
     IKON Office Solutions, Inc. ................       11,000           97,900
     HON Industries, Inc. .......................        5,500          167,750
                                                                   ------------
                                                                        265,650
                                                                   ------------
   OIL & GAS - 4.03%
     Chesapeake Energy Corp. ....................        9,200           92,920
     Houston Exploration Co.* ...................        2,800           97,160
     Patina Oil & Gas Corp. .....................        3,900          125,385
     Sunoco, Inc. ...............................        2,400           90,576
     Valero Energy Corp. ........................        2,100           76,293
     Veritas DGC, Inc.* .........................       12,000          138,000
     Oceaneering International, Inc.* ...........        3,700           94,535
     Southwestern Energy Co.* ...................       10,100          151,601
     Tesoro Petroleum Corp.* ....................       19,200          132,096
                                                                   ------------
                                                                        998,566
                                                                   ------------
   PACKAGING & CONTAINERS - 0.34%
     Owens-Illinois, Inc.* ......................        6,200           85,374
                                                                   ------------

   PHARMACEUTICALS - 3.00%
     Alpharma, Inc. .............................        8,800          190,080
     American Pharmaceutical Partners, Inc.* ....        6,700          227,130
     Bradley Pharmaceuticals, Inc.* .............        6,800          112,200
     Cell Therapeutics, Inc.* ...................        3,000           29,190
     King Pharmaceuticals, Inc.* ................        6,500           95,940
     QLT, Inc.* .................................        6,900           87,623
                                                                   ------------
                                                                        742,163
                                                                   ------------
   REAL ESTATE - 0.88%
     LNR Property Corp. .........................        5,800          216,920
                                                                   ------------

   RETAIL - 6.44%
     Barnes & Noble, Inc.* ......................        4,100           94,505
     Brown Shoe Co., Inc. .......................        5,400          160,920
     CBRL Group, Inc. ...........................        3,200          124,352
     Claire's Stores, Inc. ......................        7,400          187,664
     Footstar, Inc.* ............................       13,800          179,400
     Movie Gallery, Inc.* .......................       10,100          186,345
     Pacific Sunwear Of California, Inc.* .......        5,500          132,440
     Papa John's International, Inc.* ...........        5,700          160,113
     ShopKo Stores, Inc.* .......................       11,200          145,600
     Stage Stores, Inc.* ........................        3,800           89,300
     Zale Corp.* ................................        3,300          132,000
                                                                   ------------
                                                                      1,592,639
                                                                   ------------
   SAVINGS & LOANS - 4.25%
     Dime Community Bancshares, Inc. ............        6,900          175,605
     FirstFed Financial Corp.* ..................        4,800          169,392
     Flagstar Bancorp, Inc. .....................        9,200          224,940
     Independence Community Bank Corp. ..........        6,200          174,964
     Sovereign Bancorp, Inc. ....................        7,600          118,940
     Webster Financial Corp. ....................        5,000          189,000
                                                                   ------------
                                                                      1,052,841
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                           QUAKER SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - (CONTINUED)
   SEMICONDUCTORS - 2.72%
     Cree, Inc.* ................................        8,000     $    130,240
     Integrated Circuit Systems, Inc.* ..........        7,500          235,725
     Silicon Laboratories, Inc.* ................        2,900           77,256
     Vitesse Semiconductor Corp.* ...............       46,900          230,748
                                                                   ------------
                                                                        673,969
                                                                   ------------
   TELECOMMUNICATIONS - 6.13%
     Adtran, Inc.* ..............................        4,300          219,386
     American Tower Corp.* ......................       10,400           92,040
     Black Box Corp. ............................        2,200           79,640
     C-COR.net Corp.* ...........................        5,900           28,910
     Citizens Communications Co.* ...............       15,700          202,373
     Foundry Networks, Inc.* ....................        9,300          133,920
     Interdigital Communications Corp.* .........        6,300          147,231
     Plantronics, Inc.* .........................       10,000          216,700
     Scientific-Atlanta, Inc. ...................       10,500          250,320
     Utstarcom, Inc.* ...........................        4,100          145,837
                                                                   ------------
                                                                      1,516,357
                                                                   ------------
   TEXTILES - 0.43%
     Mohawk Industries, Inc.* ...................        1,900          105,507
                                                                   ------------

   TOYS & HOBBIES - 0.35%
     Marvel Enterprises, Inc.* ..................        4,500           85,950
                                                                   ------------

   TRANSPORTATION SERVICES - 2.32%
     Offshore Logistics, Inc.* ..................        4,300           93,525
     OMI Corp.* .................................       17,100          105,336
     Ryder System, Inc. .........................        7,600          194,712
     Teekay Shipping Corp. ......................        4,200          180,180
                                                                   ------------
                                                                        573,753
                                                                   ------------
   UTILITIES - 2.86%
     Avista Corp. ...............................        6,000           84,900
     Calpine Corp.* .............................       15,200          100,320
     El Paso Electric Co.* ......................        4,000           49,320
     Oneok, Inc. ................................        9,900          194,337
     Pinnacle West Capital Corp. ................        3,500          131,076
     Unisource Energy Corp. .....................        7,900          148,520
                                                                   ------------
                                                                        708,473
                                                                   ------------

     TOTAL COMMON STOCK (COST $20,489,914) ......                    24,285,310
                                                                   ------------

SHORT-TERM INVESTMENTS - 1.93%
     Evergreen Money Market Institutional Treasury
     Money Market Fund Institutional Service Shares    478,567          478,567
                                                                   ------------

     TOTAL SHORT-TERM INVESTMENTS (COST $478,567)                       478,567
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $20,968,481)(100.06%)          24,763,877
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.06%)                (15,389)
                                                                   ------------
     NET ASSETS (100.00%) .......................                  $ 24,748,488
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

                          GEEWAX TERKER CORE VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003

                                                      NUMBER          MARKET
                                                    OF SHARES         VALUE
                                                    ----------     ------------
COMMON STOCK - 99.70%
   AEROSPACE & DEFENSE - 2.04%
     United Technologies Corp. ..................          300     $     21,249
                                                                   ------------

   BANKS - 8.47%
     Bank of the Ozarks, Inc. ...................          700           27,132
     First Bancorp ..............................          800           21,960
     Great Southern Bancorp, Inc. ...............          500           19,270
     Wells Fargo & Co. ..........................          400           20,160
                                                                   ------------
                                                                         88,522
                                                                   ------------
   BIOTECHNOLOGY - 2.65%
     Bio-Rad Laboratories, Inc.* ................          500           27,675
                                                                   ------------

   CHEMICALS - 2.89%
     Airgas, Inc. ...............................        1,800           30,150
                                                                   ------------

   COMMERCIAL SERVICES - 4.39%
     Cendant Corp. ..............................        2,500           45,800
                                                                   ------------

   COMPUTERS - 2.07%
     Diebold, Inc. ..............................          500           21,625
                                                                   ------------

   COSMETICS & TOILETRIES - 7.04%
     Colgate-Palmolive Co. ......................          500           28,975
     Procter & Gamble Co. .......................          500           44,590
                                                                   ------------
                                                                         73,565
                                                                   ------------
   ELECTRONICS & ELECTRICAL COMPONENTS - 3.45%
     American Power Conversion Corp. ............          900           14,031
     Ametek, Inc. ...............................          600           21,990
                                                                   ------------
                                                                         36,021
                                                                   ------------
   FINANCIAL SERVICES - 12.22%
     Doral Financial Corp. ......................        1,650           73,673
     Fannie Mae .................................          800           53,952
                                                                   ------------
                                                                        127,625
                                                                   ------------
   FOOD & BEVERAGES - 3.68%
     General Mills, Inc. ........................          600           28,446
     Pepsi Bottling Group, Inc. .................          500           10,010
                                                                   ------------
                                                                         38,456
                                                                   ------------
   HEALTHCARE - SERVICES - 2.95%
     Anthem, Inc.* ..............................          400           30,860
                                                                   ------------

   HOUSEHOLD PRODUCTS - 1.59%
     Jarden Corp.* ..............................          600           16,602
                                                                   ------------

   MISCELLANEOUS MANUFACTURING - 6.86%
     General Electric Co. .......................        2,500           71,700
                                                                   ------------

   MULTIMEDIA - 2.94%
     Gannett Co., Inc. ..........................          400           30,724
                                                                   ------------

   OIL & GAS - 11.97%
     ConocoPhillips .............................          500           27,400
     Devon Energy Corp. .........................          600           32,040
     Evergreen Resources, Inc.* .................          500           27,155
     Pogo Producing Co. .........................          900           38,475
                                                                   ------------
                                                                        125,070
                                                                   ------------
   PHARMACEUTICALS - 1.63%
     Pfizer, Inc. ...............................          500     $     17,075
                                                                   ------------

   PIPELINES - 4.99%
     Enbridge Energy Management, LLC.* ..........        1,143           52,146
                                                                   ------------

   RETAIL - 8.06%
     Guitar Center, Inc.* .......................          880           25,520
     Party City Corp.* ..........................          600            6,162
     Regis Corp. ................................          700           20,335
     Wal-Mart Stores, Inc. ......................          600           32,202
                                                                   ------------
                                                                         84,219
                                                                   ------------
   TELECOMMUNICATIONS - 4.67%
     Nextel Communications, Inc.* ...............        2,700           48,816
                                                                   ------------

   TRANSPORTATION SERVICES - 3.44%
     Genesee & Wyoming, Inc.* ...................          900           18,513
     Union Pacific Corp. ........................          300           17,406
                                                                   ------------
                                                                         35,919
                                                                   ------------
   UTILITIES - 1.70%
     New Jersey Resources Corp. .................          500           17,750
                                                                   ------------

     TOTAL COMMON STOCK (COST $933,828) .........                     1,041,569
                                                                   ------------

SHORT-TERM INVESTMENTS - 0.36%
     Merrill Lynch Master EBP Repo Money Market Fund     3,770            3,770
                                                                   ------------

     TOTAL SHORT-TERM INVESTMENTS (COST $3,770) .                         3,770
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $937,598)(100.06%)              1,045,339
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.06%)                   (571)
                                                                   ------------
     NET ASSETS (100.00%) .......................                  $  1,044,768
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

                            QUAKER FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003


                                                     PRINCIPAL         VALUE
                                                    ----------     ------------
AGENCY OBLIGATIONS - 64.27%
   FEDERAL HOME LOAN MORTGAGE CORP. - 1.20%
     Freddie Mac 22 C, 9.50%, 04/15/2020 ........       94,359           95,009
                                                                   ------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 42.22%
     Fannie Mae 1993-152 K, P.O., 0.00%, 08/25/2023     83,625           78,933
     Fannie Mae 2003-33 LD, 4.25%, 09/25/2022 ...      983,549        1,004,809
     Fannie Mae 2003-38 TC, 5.00%, 03/25/2023 ...      494,370          508,088
     Fannie Mae Pool #701122, 5.00%, 04/01/2018 .      338,627          350,218
     Fannie Mae Pool #705538, 5.00%, 05/01/2018 .      646,110          668,225
     Fannie Mae Pool #709288, 6.00%, 07/01/2033(a)     688,282          725,223
                                                                   ------------
                                                                      3,335,496
                                                                   ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 20.85%
     Ginnie Mae I pool #585083, 5.00%, 01/15/2018      177,786          186,039
     Ginnie Mae I pool #585131, 5.00%, 12/15/2017      179,539          187,915
     Ginnie Mae I pool #585141, 5.00%, 01/15/2018      179,719          188,061
     Ginnie Mae I pool #603374, 5.00%, 01/15/2018      183,921          192,458
     Ginnie Mae I pool #603378, 5.00%, 10/15/2018      185,505          194,116
     GNMA, 2002-41, 6.00%, 07/20/2027 ...........      690,000          698,811
                                                                   ------------
                                                                      1,647,400
                                                                   ------------

     TOTAL AGENCY OBLIGATIONS (COST $5,036,910) .                     5,077,905
                                                                   ------------

ASSET BACKED SECURITIES - 15.33%
   FINANCIAL SERVICES - 15.33%
     Asset Securitization Corp. 1997-MD7 A1A, 7.32%, 01/13/2030 ...................        33,735          35,769
     Chase Commercial Mortgage Securities Corp. 1996-1 A1,  7.60%, 07/18/2028 .....         8,708           8,708
     Chase Commercial Mortgage Securities Corp. 1996-2 A2, 6.90%, 11/19/2028 ......        68,581          75,882
     Chase Commercial Mortgage Securities Corp. 1999-2 A1, 7.032%, 01/15/2032 .....        59,851          66,958
     Commercial Mortgage Acceptance Corp. 1999-C1 A2, 7.03%, 06/15/2031 ...........        20,000          23,719
     Conseco Finance Securitizations Corp. 2000-1 M2, 9.08%, 05/01/2031 ...........        25,000           5,875
     CS First Boston Mortgage Securities Corp. 1997-C1 A1B, 7.15%, 06/20/2029 .....        57,227          59,094
     CS First Boston Mortgage Securities Corp. 1998-C1 A1A, 6.26%, 05/17/2040 .....        33,249          35,562
     CS First Boston Mortgage Securities Corp. 1998-C1 A1B, 6.48%, 05/17/2040 .....        90,000         103,302
     Deutsche Mortgage and Asset Receiving Corp. 1998-C1 A2, 6.538%, 06/15/2031 ...        65,000    $     73,421
     DLJ Commercial Mortgage Corp. 1998-CF1 A1B, 6.41%, 02/18/2031 ................        25,000          28,438
     DLJ Commercial Mortgage Corp. 1998-CG1 A1B, 6.41%, 06/10/2031 ................       105,000         120,407
     First Union Commercial Mortgage Securities, Inc. 1997-C1 A3, 7.38%, 04/18/2029       110,000         126,378
     GMAC Commercial Mortgage Securities, Inc. 1997-C2 A3, 6.566%, 04/15/2029 .....        45,000          50,903
     JP Morgan Commercial Mortgage Finance Corp. 1999-C7 A1, 6.18%, 10/15/2035 ....        29,273          32,032
     Lehman Large Loan 1997-LLI A1, 6.79%, 10/12/2034 .............................        14,373          14,932
     Merrill Lynch Mortgage Investors, Inc. 1995-C2 A1, 6.9258%, 06/15/2021 .......        31,294          32,460
     Merrill Lynch Mortgage Investors, Inc. 1997-C1 A3, 7.12%, 06/18/2029 .........        20,000          22,483
     Merrill Lynch Mortgage Investors, Inc. 1998-C1 A1, 6.31%, 11/15/2026 .........        15,974          16,785
     Merrill Lynch Mortgage Investors, Inc. 1998-C2 A2, 6.39%, 02/15/2030 .........        65,000          73,185
     Morgan Stanley Capital I 11998-HF1 A1, 6.19%, 03/15/2030 .....................        18,687          19,726
     Mortgage Capital Funding, Inc. 1998-MC1 A1, 6.417%, 03/18/2030 ...............        37,225          39,906
     Mortgage Capital Funding, Inc. 1998-MC3 A1 6.001%, 11/18/2031 ................        14,070          15,169
     Nomura Asset Securities Corp. 1998-D6 A2, 7 0324%, 03/15/2030 ................        50,000          60,396
     Salomon Brothers Mortgage Securities VI 1986-1 A, 6.00%, 12/25/2011 ..........        69,832          69,758
                                                                                                     ------------
   TOTAL ASSET BACKED SECURITIES (COST $1,060,203) ................................                     1,211,248
                                                                                                     ------------

CORPORATE BONDS - 17.49%
   BANKS - 2.84%
     Bank One Corp., 7.625%, 08/01/2005 .........      200,000          224,102
                                                                   ------------

   CHEMICALS - 2.44%
     CNA Holdings, Inc., 6.125%, 02/01/2004 .....       25,000           25,665
     CNA Holdings, Inc., 7.125%, 03/15/2009 .....      150,000          167,088
                                                                   ------------
                                                                        192,753
                                                                   ------------
   FINANCIAL SERVICES - 5.70%
     General Electric Capital Corp.,
       6.50%, 12/10/2007 ........................      200,000          230,219
     Morgan Stanley, 6.30%, 01/15/2006 ..........      200,000          220,337
                                                                   ------------
                                                                        450,556
                                                                   ------------
   MEDICAL PRODUCTS - 3.55%
     Bard (C.R.) Inc., 6.70%, 12/01/2026 ........      250,000          280,545
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                            QUAKER FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003


                                                     PRINCIPAL         VALUE
                                                    ----------     ------------
CORPORATE BONDS - (CONTINUED)
   TELECOMMUNICATIONS - 2.96%
     Verizon Global Funding Corp.,
       7.60%, 03/15/2007 ........................      200,000          233,694
                                                                   ------------

     TOTAL CORPORATE BONDS (COST $1,291,905) ....                     1,381,650
                                                                   ------------

 SHORT-TERM INVESTMENTS - 11.65%
     Merrill Lynch Master EBP Repo Money Market Fund
     TOTAL SHORT-TERM INVESTMENTS (COST $920,079)       92,079          920,079
                                                                   ------------
                                                                        920,079
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $8,309,097)(108.74%)            8,590,882
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-8.74%)               (690,399)
                                                                   ------------
     NET ASSETS (100.00%) .......................                  $  7,900,483
                                                                   ============

(a) Securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor using independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at June 30, 2003 is $725,223 which represents 9.18% of total net assets.

      The accompanying notes are an integral part of the financial statements

                             QUAKER HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

                                                                      MARKET
                                                     PRINCIPAL         VALUE
                                                    ----------     ------------
CORPORATE BONDS - 5.26%
   INSURANCE - 5.26%
     Conseco Financing, 8.70%, 11/15/26* ........    1,600,000     $     28,000
                                                                   ------------

     TOTAL CORPORATE BONDS (COST $472,470) ......                        28,000
                                                                   ------------

     TOTAL VALUE OF INVESTMENTS (COST $472,470)(5.26%)                   28,000
     OTHER ASSETS LESS LIABILITIES, NET (94.74%)                        504,508
                                                                   ------------
     NET ASSETS (100.00%) .......................                  $    532,508
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

                                                                                  GROWTH FUNDS
                                                ---------------------------------------------------------------------------------
                                                                                                      CAPITAL       BIOTECH PHARMA-
                                                  AGGRESSIVE      CORE EQUITY       SMALL-CAP      OPPORTUNITIES      HEALTHCARE
                                                 GROWTH FUND          FUND         GROWTH FUND          FUND             FUND
                                                ---------------------------------------------------------------------------------
ASSETS:
     Investments, at value                      $ 185,937,060    $  10,576,112    $   2,030,520    $  12,224,108    $   5,306,519
     Cash                                                  --               --               --               --               --
     Deposits with brokers for securities
       sold short                                      76,053               --               --               --          464,966
     Receivables:
          Dividends and interest                       58,899            8,261              988            7,419            1,259
          Fund shares sold                          1,339,832              849           10,000          236,273          203,519
          Investment securities sold                3,222,423          367,444               --          445,466          201,626
     Prepaid expenses and other assets                 96,249           15,102            2,153            6,488            4,081
                                                -------------    -------------    -------------    -------------    -------------

          TOTAL ASSETS                            190,730,516       10,967,768        2,043,661       12,919,754        6,181,970
                                                -------------    -------------    -------------    -------------    -------------

LIABILITIES:
    Payables:
          Securities sold short, at value                  --               --               --               --          246,160
          Fund shares redeemed                        733,715               --               --           16,330               80
          Investment securities purchased           6,172,671          316,333               --          336,564          160,836
          Distributions                                    --               --               --               --               --
          Due to custodian                                 --               --               --           17,839               --
    Accrued expenses                                  175,637           11,115            5,941           14,634            6,046
    Due to advisor (note 2)                           194,575            9,199            1,741            5,786            5,221
                                                -------------    -------------    -------------    -------------    -------------
          TOTAL LIABILITIES                         7,276,598          336,647            7,682          391,153          418,343
                                                -------------    -------------    -------------    -------------    -------------

NET ASSETS                                      $ 183,453,918    $  10,631,121    $   2,035,979    $  12,528,601    $   5,763,627
                                                =============    =============    =============    =============    =============

NET ASSETS CONSIST OF:
    Paid-in capital                             $ 197,539,189    $  18,022,317    $   3,113,050    $  12,408,221    $   5,127,862
    Accumulated net realized gain
      (loss) on investments                       (34,633,131)      (7,735,241)      (1,128,252)        (589,035)         421,551
    Net unrealized appreciation
      (depreciation) on investments                20,547,860          344,045           51,181          709,415          214,214
                                                -------------    -------------    -------------    -------------    -------------
          TOTAL NET ASSETS                      $ 183,453,918    $  10,631,121    $   2,035,979    $  12,528,601    $   5,763,627
                                                =============    =============    =============    =============    =============

INVESTMENTS, AT COST                            $ 165,389,200    $  10,232,067    $   1,979,339    $  11,514,693    $   5,078,866

PROCEEDS FROM SECURITIES SOLD SHORT                        --               --               --               --          232,768

CLASS A SHARES:
    Net Assets                                  $ 149,676,898    $   7,686,550    $     116,961    $   2,867,595    $   2,611,049
                                                -------------    -------------    -------------    -------------    -------------
    Shares of Beneficial interest outstanding       8,980,828          793,312           17,421          316,977          220,784
                                                -------------    -------------    -------------    -------------    -------------
    Net Asset Value per share                   $       16.67    $        9.69    $        6.71    $        9.05    $       11.83
                                                =============    =============    =============    =============    =============
    Offering price per share                    $       17.64    $       10.25    $        7.10    $        9.58    $       12.52
                                                =============    =============    =============    =============    =============

CLASS B SHARES:
    Net Assets                                  $  14,054,061    $     123,990    $      65,233    $     925,847    $   1,564,789
                                                -------------    -------------    -------------    -------------    -------------
    Shares of Beneficial interest outstanding         856,233           13,053            9,870          102,329          132,908
                                                -------------    -------------    -------------    -------------    -------------
    Net Asset Value, offering and
      redemption(1) price per share             $       16.41    $        9.50    $        6.61    $        9.05    $       11.77
                                                =============    =============    =============    =============    =============

CLASS C SHARES:
    Net Assets                                  $  15,047,120    $     309,679    $     173,559    $   8,735,159    $   1,587,789
                                                -------------    -------------    -------------    -------------    -------------
    Shares of Beneficial interest outstanding         919,842           32,797           26,150          965,744          134,813
                                                -------------    -------------    -------------    -------------    -------------
    Net Asset Value, offering and
      redemption(1) price per share             $       16.36    $        9.44    $        6.64    $        9.05    $       11.78
                                                =============    =============    =============    =============    =============

CLASS I SHARES:
    Net Assets                                  $   4,675,839    $   2,510,902    $   1,680,226
                                                -------------    -------------    -------------
    Shares of Beneficial interest outstanding         278,963          271,894          244,909
                                                -------------    -------------    -------------
    Net Asset Value, offering and
      redemption price per share                $       16.76    $        9.23    $        6.86
                                                =============    =============    =============

(1) Redemption price per share may be reduced for any applicable contingent defered sales charge.

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

                                                                VALUE FUNDS                          FIXED INCOME FUNDS
                                                --------------------------------------------    ----------------------------
                                                   MID-CAP        SMALL-CAP    GEEWAX TERKER    FIXED INCOME    HIGH YIELD
                                                 VALUE FUND      VALUE FUND   CORE VALUE FUND       FUND            FUND
                                                --------------------------------------------    ----------------------------
ASSETS:
     Investments, at value                      $ 16,149,621    $ 24,763,877    $  1,045,339    $  8,590,882    $     28,000
     Cash                                                 --              --              --              --         504,525
     Deposits with brokers for
       securities sold short                              --              --              --              --              --
     Receivables:
          Dividends and interest                       5,410           3,965             942          48,418              --
          Fund shares sold                            27,854          94,794              --           5,320              --
          Investment securities sold                 183,996              --              --              --              --
     Prepaid expenses and other assets                18,760          23,912             382          14,938           1,397
                                                ------------    ------------    ------------    ------------    ------------

          TOTAL ASSETS                            16,385,641      24,886,548       1,046,663       8,659,558         533,922
                                                ------------    ------------    ------------    ------------    ------------
LIABILITIES:
    Payables:
          Securities sold short, at value                 --              --              --              --              --
          Fund shares redeemed                         6,740             140              --          16,195              --
          Investment securities purchased            117,510          49,757              --         726,784              --
          Distributions                                   --              --              --           1,905              --
          Due to custodian                                --              --              --              --              --
    Accrued expenses                                  18,779          19,192             991          10,246           1,126
    Due to advisor (note 2)                           14,050          68,971             904           3,945             288
                                                ------------    ------------    ------------    ------------    ------------
          TOTAL LIABILITIES                          157,079         138,060           1,895         759,075           1,414
                                                ------------    ------------    ------------    ------------    ------------

NET ASSETS                                      $ 16,228,562    $ 24,748,488    $  1,044,768    $  7,900,483    $    532,508
                                                ============    ============    ============    ============    ============
NET ASSETS CONSIST OF:
    Paid-in capital                             $ 17,673,745    $ 22,372,892    $  1,097,567    $  8,631,010    $  4,050,386
    Accumulated net realized gain (loss)
      on investments                              (2,801,987)     (1,419,800)       (160,540)     (1,012,312)     (3,073,408)
    Net unrealized appreciation
      (depreciation) on investments                1,356,804       3,795,396         107,741         281,785        (444,470)
                                                ------------    ------------    ------------    ------------    ------------
          TOTAL NET ASSETS                      $ 16,228,562    $ 24,748,488    $  1,044,768    $  7,900,483    $    532,508
                                                ============    ============    ============    ============    ============

INVESTMENTS, AT COST                            $ 14,792,817    $ 20,968,481    $    937,598    $  8,309,097    $    472,470

PROCEEDS FROM SECURITIES SOLD SHORT                       --              --              --              --              --

CLASS A SHARES:
    Net Assets                                  $  8,142,678    $  7,393,072    $  1,044,768    $  2,621,283    $    109,737
                                                ------------    ------------    ------------    ------------    ------------
    Shares of Beneficial interest outstanding        757,401         521,618         112,544         267,251          21,945
                                                ------------    ------------    ------------    ------------    ------------
    Net Asset Value per share                   $      10.75    $      14.17    $       9.28    $       9.81    $       5.00
                                                ============    ============    ============    ============    ============
    Offering price per share                    $      11.38    $      14.99    $       9.82    $      10.25    $       5.22
                                                ============    ============    ============    ============    ============

CLASS B SHARES:
    Net Assets                                  $  2,211,125    $    758,825                    $  1,634,426    $     54,768
                                                ------------    ------------                    ------------    ------------
    Shares of Beneficial interest outstanding        208,585          54,628                         167,231          11,013
                                                ------------    ------------                    ------------    ------------
    Net Asset Value, offering and
      redemption(1) price per share             $      10.60    $      13.89                    $       9.77    $       4.97
                                                ============    ============                    ============    ============

CLASS C SHARES:
    Net Assets                                  $  4,814,872    $  1,382,562                    $  3,332,620    $    226,186
                                                ------------    ------------                    ------------    ------------
    Shares of Beneficial interest outstanding        459,978         101,924                         340,921          45,514
                                                ------------    ------------                    ------------    ------------
    Net Asset Value, offering and
      redemption(1) price per share             $      10.47    $      13.56                    $       9.78    $       4.97
                                                ============    ============                    ============    ============

CLASS I SHARES:
    Net Assets                                  $  1,059,887    $ 15,214,029                    $    312,154    $    141,817
                                                ------------    ------------                    ------------    ------------
    Shares of Beneficial interest outstanding         97,416       1,065,210                          31,842          28,329
                                                ------------    ------------                    ------------    ------------
    Net Asset Value, offering and
      redemption price per share                $      10.88    $      14.28                    $       9.80    $       5.01
                                                ============    ============                    ============    ============

(1) Redemption price per share may be reduced for any applicable contingent defered sales charge.

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
                     FOR THE FISCAL YEAR ENDED JUNE 30, 2003

                                                                                GROWTH FUNDS
                                                 ------------------------------------------------------------------------------
                                                                                                   CAPITAL
                                                  AGGRESSIVE        CORE          SMALL-CAP      OPPORTUNITIES  BIOTECH PHARMA-
                                                 GROWTH FUND     EQUITY FUND     GROWTH FUND         FUND       HEALTHCARE FUND
                                                 ------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
    Dividends                                    $  1,024,179    $     89,020    $     10,496    $    127,034    $      1,803
    Interest                                          519,943             914             366           4,161           5,153
                                                 ------------    ------------    ------------    ------------    ------------
        TOTAL INCOME                                1,544,122          89,934          10,862         131,195           6,956
                                                 ------------    ------------    ------------    ------------    ------------
EXPENSES:
    Investment advisory fees (note 2)               2,176,377         113,182          26,261          73,466          20,236
    Fund administration, accounting, and
      transfer agent fees (note 2)                    571,219          37,041          13,341          26,010           5,347
    Custody fees                                       34,830           8,175          11,935           7,575           3,073
    Trustee fees and meeting expenses                  42,155           2,709             622           1,878             409
    Legal fees                                          9,664             643             143             469             127
    Audit fees                                         42,211           2,709             621           1,306             411
    Distribution fees- Class A                        358,522          20,405             278           5,670           2,164
    Distribution fees- Class B                        105,448           1,061             439           5,854           3,644
    Distribution fees- Class C                         92,064           2,979           1,354          45,442           4,012
    President's expense                                36,677           2,345             600           1,630             354
    Registration and filing expenses                   40,474           8,486           1,135           8,302           1,346
    Printing expenses                                 117,153           6,326           1,449           5,475           1,584
    Amortization of deferred organizational
      expenses (note 3)                                    --              --              --              --              --
    Other operating expenses                          134,564           8,806           3,444           7,234           3,562
                                                 ------------    ------------    ------------    ------------    ------------
        TOTAL EXPENSES                              3,761,358         214,867          61,622         190,311          46,269
                                                 ------------    ------------    ------------    ------------    ------------
           Less:
              Investment advisory fees
                waived (note 2)                            --              --              --              --             660

        NET EXPENSES                                3,761,358         214,867          61,622         190,311          45,609
                                                 ------------    ------------    ------------    ------------    ------------
           NET INVESTMENT INCOME (LOSS)            (2,217,236)       (124,933)        (50,760)        (59,116)        (38,653)
                                                 ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM INVESTMENTS
      (EXCLUDING SHORT SECURITIES)                (17,061,076)     (1,336,731)       (430,607)       (515,214)        487,308
    NET REALIZED GAIN (LOSS) FROM
      SHORT SECURITIES                              1,095,545              --              --              --         (31,644)
    NET REALIZED GAIN (LOSS) FROM OPTIONS           4,463,149              --              --              --           5,951
    NET REALIZED GAIN (LOSS) FROM
      CURRENCY TRANSACTIONS                                --              --              --              --          (1,411)
    NET UNREALIZED APPRECIATION (DEPRECIATION)
      ON INVESTMENTS                               20,248,232       1,286,453         (44,601)        825,871         214,214
                                                 ------------    ------------    ------------    ------------    ------------
        NET REALIZED AND UNREALIZED GAIN
          (LOSS) ON INVESTMENTS                     8,745,850         (50,278)       (475,208)        310,657         674,418
                                                 ------------    ------------    ------------    ------------    ------------
           NET INCREASE (DECREASE) IN NET
             ASSETS RESULTING FROM OPERATIONS    $  6,528,614    $   (175,211)   $   (525,968)   $    251,541    $    635,765
                                                 ============    ============    ============    ============    ============

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
                     FOR THE FISCAL YEAR ENDED JUNE 30, 2003

                                                                 VALUE FUNDS                         FIXED INCOME FUNDS
                                                 --------------------------------------------    ----------------------------
                                                    MID-CAP       SMALL-CAP     GEEWAX TERKER    FIXED INCOME     HIGH YIELD
                                                  VALUE FUND      VALUE FUND   CORE VALUE FUND       FUND            FUND
                                                 --------------------------------------------    ----------------------------
INVESTMENT INCOME

INCOME:
    Dividends                                    $    228,164    $    171,065    $      9,929    $         --    $         --
    Interest                                           72,595           4,473              78         725,327         131,757
                                                 ------------    ------------    ------------    ----------      ----------
        TOTAL INCOME                                  300,759         175,538          10,007         725,327         131,757
                                                 ------------    ------------    ------------    ----------      ----------
EXPENSES:
    Investment advisory fees (note 2)                 148,338         369,718           9,478          95,631          17,181
    Fund administration, accounting, and
      transfer agent fees (note 2)                     50,411          73,653           3,017          33,256           5,557
    Custody fees                                       11,870           8,418           1,435           4,863           1,700
    Trustee fees and meeting expenses                   3,531           5,544             228           2,484             414
    Legal fees                                            850           1,259              56             558              60
    Audit fees                                          3,531           5,542             228           2,484             414
    Distribution fees- Class A                         12,637          16,273           2,257          15,952             721
    Distribution fees- Class B                         19,377           5,483              --          13,435           2,298
    Distribution fees- Class C                         44,316           9,958              --          19,639           2,400
    President's expense                                 3,072           4,805             198           2,153             359
    Registration and filing expenses                   16,293          19,406             774           9,456             872
    Printing expenses                                   8,979          14,496             549           5,792              --
    Amortization of deferred organizational
      expenses (note 3)                                 1,425              --              --              --              --
    Other operating expenses                           14,180          20,255             876           9,328           2,278
                                                 ------------    ------------    ------------    ----------      ----------
        TOTAL EXPENSES                                338,810         554,810          19,096         215,031          34,254

           Less:
              Investment advisory fees
                waived (note 2)                            --          10,439              --              --              --
        NET EXPENSES                                  338,810         544,371          19,096         215,031          34,254
                                                 ------------    ------------    ------------    ----------      ----------
           NET INVESTMENT INCOME (LOSS)               (38,051)       (368,833)         (9,089)        510,296          97,503
                                                 ------------    ------------    ------------    ----------      ----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM INVESTMENTS
      (EXCLUDING SHORT SECURITIES)                 (2,520,445)     (1,419,220)       (160,540)       (524,505)     (1,698,973)
    NET REALIZED GAIN (LOSS) FROM
      SHORT SECURITIES                                     --              --              --              --              --
    NET REALIZED GAIN (LOSS) FROM OPTIONS                  --              --              --              --              --
    NET REALIZED GAIN (LOSS) FROM
      CURRENCY TRANSACTIONS                                --              --              --              --              --
    NET UNREALIZED APPRECIATION (DEPRECIATION)
      ON INVESTMENTS                                1,180,131       1,767,613         178,577          60,751         859,934
                                                 ------------    ------------    ------------    ----------      ----------
        NET REALIZED AND UNREALIZED GAIN
          (LOSS) ON INVESTMENTS                    (1,340,314)        348,393          18,037        (463,754)       (839,039)
                                                 ------------    ------------    ------------    ----------      ----------
           NET INCREASE (DECREASE) IN NET
             ASSETS RESULTING FROM OPERATIONS    $ (1,378,365)   $    (20,440)   $      8,948    $     46,542    $   (741,536)
                                                 ============    ============    ============    ============    ============

    The accompanying notes are in integral part of the financial statements.

                            QUAKER INVESTMENT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   GROWTH FUNDS
                                                 ----------------------------------------------------------------------------------
                                                                                                       CAPITAL
                                                  AGGRESSIVE       CORE EQUITY       SMALL-CAP      OPPORTUNITIES   BIOTECH PHARMA-
                                                  GROWTH FUND          FUND         GROWTH FUND          FUND       HEALTHCARE FUND
                                                 ----------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                $  (2,217,236)   $    (124,933)   $     (50,760)   $     (59,116)   $     (38,653)
     Net realized gain (loss) on from
       investment transactions                     (11,502,382)      (1,336,731)        (430,607)        (515,214)         460,204
     Net unrealized appreciation
       (depreciation) on investments                20,248,232        1,286,453          (44,601)         825,871          214,214
                                                 -------------    -------------    -------------    -------------    -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS              $   6,528,614    $    (175,211)   $    (525,968)   $     251,541    $     635,765
                                                 -------------    -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                        --               --               --               --               --
     Net investment income - Class B                        --               --               --               --               --
     Net investment income - Class C                        --               --               --               --               --
     Net investment income - Class I                        --               --               --               --               --
     Net realized capital gain - Class A                    --               --               --               --               --
     Net realized capital gain - Class B                    --               --               --               --               --
     Net realized capital gain - Class C                    --               --               --               --               --
     Net realized capital gain - Class I                    --               --               --               --               --
                                                 -------------    -------------    -------------    -------------    -------------
        TOTAL DISTRIBUTIONS                                 --               --               --               --               --
                                                 -------------    -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from
       Fund share transactions (note 9)             (2,022,720)      (2,581,506)      (1,271,507)       7,750,655        5,127,862
                                                 -------------    -------------    -------------    -------------    -------------

             TOTAL INCREASE (DECREASE)
               IN NET ASSETS                         4,505,894       (2,756,717)      (1,797,475)       8,002,196        5,763,627

NET ASSETS
     Beginning of period                           178,948,024       13,387,838        3,833,454        4,526,405               --
                                                 -------------    -------------    -------------    -------------    -------------
     End of period                               $ 183,453,918    $  10,631,121    $   2,035,979    $  12,528,601    $   5,763,627
                                                 =============    =============    =============    =============    =============

FOR THE FISCAL YEAR ENDED JUNE 30, 2002

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                $  (1,234,326)   $    (209,009)   $     (81,032)   $      (8,350)
     Net realized gain (loss) on from
       investment transactions                     (21,048,270)      (2,355,496)        (310,778)         (73,821)
     Net unrealized appreciation
       (depreciation) on investments                   624,207       (1,581,877)        (146,428)        (116,456)
                                                 -------------    -------------    -------------    -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS              $ (21,658,389)   $  (4,146,382)   $    (538,238)   $    (198,627)
                                                 -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - No Load-Class            (260,388)              --               --               --
     Net realized capital gain - No Load-Class              --               --               --               --
                                                 -------------    -------------    -------------    -------------
        TOTAL DISTRIBUTIONS                           (260,388)              --               --               --
                                                 -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from
       Fund share transactions (note 9)            128,509,304       (1,267,891)         335,760        4,725,032
                                                 -------------    -------------    -------------    -------------

             TOTAL INCREASE (DECREASE)
               IN NET ASSETS                       106,590,527       (5,414,273)        (202,478)       4,526,405

NET ASSETS
     Beginning of period                            72,357,497       18,802,111        4,035,932               --
                                                 -------------    -------------    -------------    -------------
     End of period                               $ 178,948,024    $  13,387,838    $   3,833,454    $   4,526,405
                                                 =============    =============    =============    =============

    The accompanying notes are in integral part of the financial statements.

                            QUAKER INVESTMENT TRUST
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                                                                 VALUE FUNDS                         FIXED INCOME FUNDS
                                                 --------------------------------------------    ----------------------------

                                                   MID-CAP        SMALL-CAP     GEEWAX TERKER    FIXED INCOME     HIGH YIELD
                                                  VALUE FUND      VALUE FUND   CORE VALUE FUND       FUND            FUND
                                                 --------------------------------------------    ----------------------------
FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                $    (38,051)   $   (368,833)   $     (9,089)   $    510,296    $     97,503
     Net realized gain (loss) on from
       investment transactions                     (2,520,445)     (1,419,220)       (160,540)       (524,505)     (1,698,973)
     Net unrealized appreciation
       (depreciation) on investments                1,180,131       1,767,613         178,577          60,751         859,934
                                                 ------------    ------------    ------------    ------------    ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS              $ (1,378,365)   $    (20,440)   $      8,948    $     46,542    $   (741,536)
                                                 ------------    ------------    ------------    ------------    ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                       --              --              --        (342,901)        (19,896)
     Net investment income - Class B                       --              --              --         (60,621)        (13,204)
     Net investment income - Class C                       --              --              --         (86,750)        (10,851)
     Net investment income - Class I                       --              --              --         (20,024)        (53,552)
     Net realized capital gain - Class A             (234,664)       (452,591)             --              --              --
     Net realized capital gain - Class B              (99,527)        (39,453)             --              --              --
     Net realized capital gain - Class C             (238,039)        (64,894)             --              --              --
     Net realized capital gain - Class I              (44,211)     (1,005,418)             --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
        TOTAL DISTRIBUTIONS                          (616,441)     (1,562,356)             --        (510,296)        (97,503)
                                                 ------------    ------------    ------------    ------------    ------------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from
       Fund share transactions (note 9)            (1,466,876)         14,171          79,052      (4,405,344)     (6,786,425)
                                                 ------------    ------------    ------------    ------------    ------------

             TOTAL INCREASE (DECREASE)
               IN NET ASSETS                       (3,461,682)     (1,568,625)         88,000      (4,869,098)     (7,625,464)

NET ASSETS
     Beginning of period                           19,690,244      26,317,113         956,768      12,769,581       8,157,972
                                                 ------------    ------------    ------------    ------------    ------------
     End of period                               $ 16,228,562    $ 24,748,488    $  1,044,768    $  7,900,483    $    532,508
                                                 ============    ============    ============    ============    ============

FOR THE FISCAL YEAR ENDED JUNE 30, 2002

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                $   (134,611)   $   (319,441)   $     (3,028)   $    812,660    $    827,182
     Net realized gain (loss) on from
       investment transactions                        474,759       1,772,423             632         (42,480)     (1,078,921)
     Net unrealized appreciation
       (depreciation) on investments                 (364,559)     (1,494,648)        (70,836)        (16,243)     (1,279,337)
                                                 ------------    ------------    ------------    ------------    ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS              $    (24,411)   $    (41,666)   $    (73,232)   $    753,937    $ (1,531,076)
                                                 ------------    ------------    ------------    ------------    ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - No Load-Class                 --              --              --        (814,060)       (827,182)
     Net realized capital gain - No Load-Class       (315,563)     (1,206,713)             --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
        TOTAL DISTRIBUTIONS                          (315,563)     (1,206,713)             --        (814,060)       (827,182)
                                                 ------------    ------------    ------------    ------------    ------------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from
       Fund share transactions (note 9)            11,096,615       2,509,271       1,030,000       4,771,844       1,039,541
                                                 ------------    ------------    ------------    ------------    ------------

             TOTAL INCREASE (DECREASE)
               IN NET ASSETS                       10,756,641       1,260,892         956,768       4,711,721      (1,318,717)

NET ASSETS
     Beginning of period                            8,933,603      25,056,221              --       8,057,860       9,476,689
                                                 ------------    ------------    ------------    ------------    ------------
     End of period                               $ 19,690,244    $ 26,317,113    $    956,768    $ 12,769,581    $  8,157,972
                                                 ============    ============    ============    ============    ============

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         AGGRESSIVE GROWTH FUND
                                               ---------------------------------------------
                                                                CLASS A
                                               ---------------------------------------------
                                                                                FOR THE
                                                                              PERIOD FROM
                                                                              JULY 6, 2000
                                                    YEAR           YEAR     (COMMENCEMENT OF
                                                   ENDED          ENDED      OPERATIONS) TO
                                               JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                 ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $    16.03     $    18.69     $    22.64
                                                 ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     (0.19)         (0.16)          0.17
     Net realized and unrealized gain
       on investments                                  0.83          (2.46)         (1.24)
                                                 ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS               0.64          (2.62)         (1.07)
                                                 ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                              --          (0.04)
     Net realized capital gain                           --             --          (2.54)
     Distribution in excess of
       net realized gain
                                                 ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                              --          (0.04)         (2.88)
                                                 ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                   $    16.67     $    16.03     $    18.69
                                                 ==========     ==========     ==========

TOTAL RETURN                                           3.99%        (14.03)%        (5.06)%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD (000'S OMITTED)   $  149,677     $  159,755     $   64,637

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                  2.16%          2.20%          2.32%
        After expense reimbursements and
          waived fees                                  2.16%          2.20%          2.32%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                 (1.24)%        (0.93)%         0.88%
        After expense reimbursements and
          waived fees                                 (1.24)%        (0.93)%         0.88%

     PORTFOLIO TURNOVER RATE                         401.43%        523.87%        641.59%

                                                         AGGRESSIVE GROWTH FUND
                                               ---------------------------------------------
                                                                CLASS B
                                               ---------------------------------------------
                                                                                FOR THE
                                                                              PERIOD FROM
                                                                             AUGUST 1, 2000
                                                   YEAR           YEAR     (COMMENCEMENT OF
                                                   ENDED          ENDED      OPERATIONS) TO
                                               JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                 ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $    15.90     $    18.66     $    22.89
                                                 ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     (0.31)         (0.31)         (0.06)
     Net realized and unrealized gain
       on investments                                  0.82          (2.43)         (1.32)
                                                 ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS               0.51          (2.74)         (1.38)
                                                 ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                            (0.34)            --          (0.02)
     Net realized capital gain                           --             --          (2.54)
     Distribution in excess of
       net realized gain
                                                 ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                              --          (0.02)         (2.85)
                                                 ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                   $    16.41     $    15.90     $    18.66
                                                 ==========     ==========     ==========

TOTAL RETURN                                          3.21%       (14.69)%        (6.33)%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD (000'S OMITTED)   $   14,054     $    9,077     $    2,023

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                 2.91%          2.95%          3.07%
        After expense reimbursements and
          waived fees                                 2.91%          2.95%          3.07%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                               (1.99)%        (1.68)%          0.13%
        After expense reimbursements and
          waived fees                               (1.99)%        (1.68)%          0.13%

     PORTFOLIO TURNOVER RATE                        401.43%        523.87%        641.59%

                                                         AGGRESSIVE GROWTH FUND
                                               ---------------------------------------------
                                                                CLASS C
                                               ---------------------------------------------
                                                                                 FOR THE
                                                                               PERIOD FROM
                                                                              JULY 11, 2000
                                                   YEAR           YEAR      (COMMENCEMENT OF
                                                   ENDED          ENDED      OPERATIONS) TO
                                               JUNE 30, 2003  JUNE 30, 2002   JUNE 30, 2001
                                                 ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $    15.85     $    18.59     $    22.83
                                                 ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     (0.31)         (0.30)         (0.01)
     Net realized and unrealized gain
       on investments                                  0.82          (2.42)         (1.39)
                                                 ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS               0.51          (2.72)         (1.40)
                                                 ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                            (0.31)            --          (0.02)
     Net realized capital gain                           --             --          (2.54)
     Distribution in excess of
       net realized gain
                                                 ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                              --          (0.02)         (2.84)
                                                 ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                   $    16.36     $    15.85     $    18.59
                                                 ==========     ==========     ==========

TOTAL RETURN                                          3.22%       (14.66)%        (6.49)%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD (000'S OMITTED)   $   15,047     $    5,376     $    1,469

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                 2.91%          2.95%          3.07%
        After expense reimbursements and
          waived fees                                 2.91%          2.95%          3.07%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                               (1.99)%        (1.68)%          0.13%
        After expense reimbursements and
          waived fees                               (1.99)%        (1.68)%          0.13%

     PORTFOLIO TURNOVER RATE                        401.43%        523.87%        641.59%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       AGGRESSIVE GROWTH FUND (CONTINUED)
                                            ----------------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS                           NO LOAD CLASS
                                            -------------------------------------------  -------------------------------------------
                                                                             FOR THE
                                                                           PERIOD FROM
                                                                          JULY 20, 2000
                                                 YEAR           YEAR    (COMMENCEMENT OF      YEAR           YEAR           YEAR
                                                ENDED          ENDED     OPERATIONS) TO      ENDED          ENDED          ENDED
                                            JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000  JUNE 30, 1999  JUNE 30, 1998
                                              ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $    16.08     $    18.72     $    23.16     $    14.10     $    12.01     $    11.16
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                  (0.15)         (0.09)          0.28           0.24           0.12             --
     Net realized and unrealized gain
       on investments                               0.83          (2.50)         (1.82)          9.88           5.54           2.69
                                              ----------     ----------     ----------     ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS            0.68          (2.59)         (1.54)         10.12           5.66           2.69
                                              ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                         (0.30)            --          (0.05)         (0.36)         (0.06)         (0.12)
     Net realized capital gain                        --             --          (2.54)         (1.52)         (3.45)         (1.38)
     Distribution in excess of
       net realized gain
                                                      --             --             --             --             --          (0.46)
                                              ----------     ----------     ----------     ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                           --          (0.05)         (2.90)         (1.58)         (3.57)         (1.84)
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                $    16.76     $    16.08     $    18.72     $    22.64     $    14.10     $    12.01
                                              ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                       4.23%       (13.86)%        (6.92)%(b)      73.68%         49.44%         26.57%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                        $    4,676     $    4,740     $    4,229     $   18,463     $    3,865     $    1,714

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              1.91%          1.95%          2.07% (a)      2.02%          2.84%          8.09%
        After expense reimbursements and
          waived fees                              1.91%          1.95%          2.07% (a)      1.57%          1.35%          1.35%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                            (1.32)%        (0.99)%          1.13% (a)      1.40%        (0.45)%        (6.72)%
        After expense reimbursements and
          waived fees                            (1.32)%        (0.99)%          1.13% (a)      1.84%          1.04%        (0.04)%

     PORTFOLIO TURNOVER RATE                     401.43%        523.87%        641.59%        886.14%       1696.00%        887.13%

    The accompanying notes are in integral part of the financial statements.

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            CORE EQUITY FUND
                                              --------------------------------------------
                                                                CLASS A
                                              --------------------------------------------
                                                   YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     9.64     $    12.48     $    20.31
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     (0.11)         (0.15)         (0.25)
    Net realized and unrealized gain
      on investments                                  0.16          (2.69)         (7.28)
                                                ----------     ----------     ----------
       TOTAL FROM INVESTMENT OPERATIONS               0.05          (2.84)         (7.53)
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                             --
    Net realized capital gain                                          --             --
    Distribution in excess of net
      realized gain                                     --             --             --
                                                ----------     ----------     ----------
       TOTAL DISTRIBUTIONS                              --             --          (0.30)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.69     $     9.64     $    12.48
                                                ==========     ==========     ==========

TOTAL RETURN                                         0.52%       (22.76)%       (37.33)%

RATIOS/SUPPLEMENTAL DATA

    NET ASSETS, END OF PERIOD (000'S OMITTED)   $    7,687     $   10,504     $   13,888

    RATIO OF EXPENSES TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                                 2.02%          2.21%          2.11%
       After expense reimbursements and
         waived fees                                 2.02%          2.21%          2.11%

    RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                               (1.18)%        (1.32)%        (1.58)%
       After expense reimbursements and
         waived fees                               (1.18)%        (1.32)%        (1.58)%

    PORTFOLIO TURNOVER RATE                        223.82%        124.48%        127.53%

                                                            CORE EQUITY FUND
                                              --------------------------------------------
                                                                CLASS B
                                              --------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                          NOVEMBER 14, 2000
                                                   YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED     OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     9.52     $    12.42     $    16.97
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     (0.17)         (0.23)         (0.19)
    Net realized and unrealized gain
      on investments                                  0.15          (2.67)         (4.06)
                                                ----------     ----------     ----------
       TOTAL FROM INVESTMENT OPERATIONS              (0.02)         (2.90)         (4.25)
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                               --             --             --
    Net realized capital gain                        (0.30)            --             --
    Distribution in excess of net
      realized gain                                     --             --             --
                                                ----------     ----------     ----------
       TOTAL DISTRIBUTIONS                              --             --          (0.30)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.50     $     9.52     $    12.42
                                                ==========     ==========     ==========

TOTAL RETURN                                       (0.21)%       (23.35)%       (25.36)%

RATIOS/SUPPLEMENTAL DATA

    NET ASSETS, END OF PERIOD (000'S OMITTED)   $      124     $       89     $      112

    RATIO OF EXPENSES TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                                 2.77%          2.96%          2.86%
       After expense reimbursements and
         waived fees                                 2.77%          2.96%          2.86%

    RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                               (1.93)%        (2.07)%        (2.33)%
       After expense reimbursements and
         waived fees                               (1.93)%        (2.07)%        (2.33)%

    PORTFOLIO TURNOVER RATE                        223.82%        124.48%        127.53%

                                                                  CORE EQUITY FUND
                                              ---------------------------------------------------------
                                                                       CLASS C
                                              ---------------------------------------------------------
                                                                                              FOR THE
                                                                                            PERIOD FROM
                                                                                           JUNE 30, 2000
                                                   YEAR           YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED          ENDED       OPERATIONS)
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000
                                                ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     9.46     $    12.34     $    20.33     $    19.79
                                                ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     (0.18)         (0.23)         (0.34)         (0.08)
    Net realized and unrealized gain
      on investments                                  0.16          (2.65)         (7.35)          0.54
                                                ----------     ----------     ----------     ----------
       TOTAL FROM INVESTMENT OPERATIONS              (0.02)         (2.88)         (7.69)          0.54
                                                ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                               --             --             --             --
    Net realized capital gain                        (0.30)            --             --          (0.30)
    Distribution in excess of net
      realized gain                                     --             --             --             --
                                                ----------     ----------     ----------     ----------
       TOTAL DISTRIBUTIONS                              --             --          (0.30)            --
                                                ----------     ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.44     $     9.46     $    12.34     $    20.33
                                                ==========     ==========     ==========     ==========

TOTAL RETURN                                       (0.21)%       (23.34)%       (38.09)%          2.73%(b)

RATIOS/SUPPLEMENTAL DATA

    NET ASSETS, END OF PERIOD (000'S OMITTED)   $      310     $      408     $      550     $        5

    RATIO OF EXPENSES TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                                 2.77%          2.96%          2.86%         28.51%(a)
       After expense reimbursements and
         waived fees                                 2.77%          2.96%          2.86%          0.00%(a)

    RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                               (1.93)%        (2.07)%        (2.34)%       (28.51)%(a)
       After expense reimbursements and
         waived fees                               (1.93)%        (2.07)%        (2.34)%          0.00%(a)

    PORTFOLIO TURNOVER RATE                        223.82%        124.48%        127.53%         82.54%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                           CORE EQUITY FUND (CONTINUED)
                                            ----------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS                            NO LOAD CLASS
                                            --------------------------------------------  ------------------------------------------
                                                                             FOR THE
                                                                           PERIOD FROM
                                                                          JULY 14, 2000
                                                 YEAR           YEAR    (COMMENCEMENT OF      YEAR           YEAR           YEAR
                                                ENDED          ENDED     OPERATIONS) TO      ENDED          ENDED          ENDED
                                            JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000  JUNE 30, 1999  JUNE 30, 1998
                                              ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $     9.16     $    11.83     $    20.37     $    17.78     $    14.42     $    11.61
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   (0.11)         (0.18)         (0.18)         (0.06)                           --
    Net realized and unrealized gain
      on investments                                0.15          (2.56)         (8.06)          3.09           4.10           2.81
                                              ----------     ----------     ----------     ----------     ----------     ----------
       TOTAL FROM INVESTMENT OPERATIONS             0.07          (2.67)         (8.24)          2.91           4.04           2.81
                                              ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                             --             --             --             --             --             --
    Net realized capital gain                         --             --          (0.30)         (0.38)         (0.68)            --
    Distribution in excess of net
      realized gain                                   --             --             --             --             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
       TOTAL DISTRIBUTIONS                            --             --          (0.30)         (0.38)         (0.68)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                $     9.23     $     9.16     $    11.83     $    20.31     $    17.78     $    14.42
                                              ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                       0.76%       (22.57)%       (40.71)%(b)      16.34%         28.16%         24.20%

RATIOS/SUPPLEMENTAL DATA

    NET ASSETS, END OF PERIOD
      (000'S OMITTED)                         $    2,511     $    2,387     $    4,252     $   30,275     $   25,407     $    4,777

    RATIO OF EXPENSES TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                               1.77%          1.96%          1.86% (a)      1.70%          1.44%          3.48%
       After expense reimbursements and
         waived fees                               1.77%          1.96%          1.86% (a)      1.48%          1.29%          1.35%

    RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS:
       Before expense reimbursements and
         waived fees                             (0.93)%        (1.07)%        (1.33)%(a)     (1.17)%        (0.73)%        (2.10)%
       After expense reimbursements and
         waived fees                             (0.93)%        (1.07)%        (1.33)%(a)     (0.95)%        (0.58)%          0.03%

    PORTFOLIO TURNOVER RATE                      223.82%        124.48%        127.53%         82.54%         78.45%         64.36%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        SMALL-CAP GROWTH FUND
                                               --------------------------------------------
                                                                CLASS A
                                               --------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                            JUNE 14, 2001
                                                    YEAR           YEAR    (COMMENCEMENT OF
                                                   ENDED          ENDED     OPERATIONS) TO
                                               JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                 ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $     7.71     $     8.89     $     8.71
                                                 ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     (0.15)         (0.20)         (0.01)
     Net realized and unrealized gain
       on investments                                 (0.85)         (0.98)          0.19
                                                 ----------     ----------     ----------
         TOTAL FROM INVESTMENT OPERATIONS             (1.00)         (1.18)          0.18
                                                 ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               --             --             --
     Net realized capital gain                           --             --             --
     Distribution in excess of net
       realized gain
                                                 ----------     ----------     ----------
         TOTAL DISTRIBUTIONS                             --             --             --
                                                 ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                   $     6.71     $     7.71     $     8.89
                                                 ==========     ==========     ==========

TOTAL RETURN                                       (12.97)%       (13.27)%          2.07%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD (000'S OMITTED)   $      117     $      140     $       31

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                                2.63%          2.61%          2.86%
         After expense reimbursements and
           waived fees                                2.63%          2.61%          2.26%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                              (2.20)%        (2.35)%        (2.49)%
         After expense reimbursements and
           waived fees                              (2.20)%        (2.35)%        (2.02)%

     PORTFOLIO TURNOVER RATE                        250.36%        154.51%        151.73%

                                                        SMALL-CAP GROWTH FUND
                                               --------------------------------------------
                                                                CLASS B
                                               --------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                            MARCH 15, 2001
                                                    YEAR           YEAR    (COMMENCEMENT OF
                                                   ENDED          ENDED     OPERATIONS) TO
                                               JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                 ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $     7.67     $     8.90     $     7.96
                                                 ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     (0.19)         (0.25)         (0.06)
     Net realized and unrealized gain
       on investments                                 (0.87)         (0.98)          1.00
                                                 ----------     ----------     ----------
         TOTAL FROM INVESTMENT OPERATIONS             (1.06)         (1.23)          0.94
                                                 ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               --             --             --
     Net realized capital gain                           --             --             --
     Distribution in excess of net
       realized gain

                                                 ----------     ----------     ----------
         TOTAL DISTRIBUTIONS                             --             --             --
                                                 ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                   $     6.61     $     7.67     $     8.90
                                                 ==========     ==========     ==========

TOTAL RETURN                                       (13.82)%       (13.82)%         11.81%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD (000'S OMITTED)   $       65     $       34     $       27

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                                3.38%          3.36%          3.61%
         After expense reimbursements and
           waived fees                                3.38%          3.36%          3.01%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                              (2.95)%        (3.10)%        (3.24)%
         After expense reimbursements and
           waived fees                              (2.95)%        (3.10)%        (2.77)%

     PORTFOLIO TURNOVER RATE                        250.36%        154.51%        151.73%

                                                                        SMALL-CAP GROWTH FUND
                                               -------------------------------------------------------------------------------
                                                                CLASS C                     INSTITUTIONAL CLASS
                                               ------------------------------  -----------------------------------------------
                                                                 FOR THE                                         FOR THE
                                                               PERIOD FROM                                     PERIOD FROM
                                                             OCTOBER 17, 2001                               SEPTEMBER 18, 2001
                                                    YEAR     (COMMENCEMENT OF       YEAR            YEAR     (COMMENCEMENT OF
                                                   ENDED      OPERATIONS) TO       ENDED           ENDED      OPERATIONS) TO
                                               JUNE 30, 2003   JUNE 30, 2002   JUNE 30, 2003   JUNE 30, 2002   JUNE 30, 2001
                                                 ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $     7.67      $     7.50      $     7.77      $     8.93      $    10.00
                                                 ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     (0.19)          (0.20)          (0.12)          (0.17)          (0.11)
     Net realized and unrealized gain
       on investments                                 (0.84)           0.37           (0.79)          (0.99)          (0.96)
                                                 ----------      ----------      ----------      ----------      ----------
         TOTAL FROM INVESTMENT OPERATIONS             (1.03)           0.17           (0.91)          (1.16)          (1.07)
                                                 ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               --              --              --              --              --
     Net realized capital gain                           --              --              --              --              --
     Distribution in excess of net
       realized gain                                     --              --              --              --              --
                                                 ----------      ----------      ----------      ----------      ----------
         TOTAL DISTRIBUTIONS                             --              --              --              --              --
                                                 ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE- END OF PERIOD                   $     6.64      $     7.67      $     6.86      $     7.77      $     8.93
                                                 ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                       (13.43)%           2.27%        (11.71)%        (12.99)%        (10.70)%(b)

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD (000'S OMITTED)   $      174      $       66      $    1,680      $    3,593      $    3,978

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                                3.38%           3.36%           2.38%           2.36%           2.61%(a)
         After expense reimbursements and
           waived fees                                3.38%           3.36%           2.38%           2.36%           2.01%(a)

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                              (2.95)%         (3.10)%         (1.95)%         (2.10)%         (2.24)%(a)
         After expense reimbursements and
           waived fees                              (2.95)%         (3.10)%         (1.95)%         (2.10)%         (1.77)%(a)

     PORTFOLIO TURNOVER RATE                        250.36%         154.51%         250.36%         154.51%         151.73%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                         CAPITAL OPPORTUNITIES FUND
                                           -----------------------------------------------------------------------------------------
                                                    CLASS A                       CLASS B                       CLASS C
                                           -----------------------------  ----------------------------  ----------------------------
                                                            FOR THE                       FOR THE                       FOR THE
                                                          PERIOD FROM                   PERIOD FROM                   PERIOD FROM
                                                        JANUARY 31, 2002                MAY 2, 2002                   MAY 2, 2002
                                                YEAR    (COMMENCEMENT OF     YEAR     (COMMENCEMENT OF      YEAR    (COMMENCEMENT OF
                                               ENDED     OPERATIONS) TO     ENDED      OPERATIONS) TO      ENDED     OPERATIONS) TO
                                           JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2003  JUNE 30, 2002
                                             ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     9.43     $    10.00     $     9.50     $    10.01     $     9.50     $    10.01
                                             ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.03)         (0.04)         (0.08)         (0.03)         (0.09)         (0.03)
  Net realized and unrealized gain
    on investments                                (0.35)         (0.53)         (0.37)         (0.48)         (0.36)         (0.48)
                                             ----------     ----------     ----------     ----------     ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS            (0.38)         (0.57)         (0.45)         (0.51)         (0.45)         (0.51)
                                             ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              --             --             --             --             --             --
  Net realized capital gain                          --             --             --             --             --             --
  Distribution in excess of net
    realized gain                                    --             --             --             --             --             --
                                             ----------     ----------     ----------     ----------     ----------     ----------
    TOTAL DISTRIBUTIONS                              --             --             --             --             --             --
                                             ----------     ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD               $     9.05     $     9.43     $     9.05     $     9.50     $     9.05     $     9.50
                                             ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                    (4.03)%        (5.70)%        (4.74)%        (5.10)%        (4.74)%     (5.10)%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED) $    2,868     $    2,044     $      926     $      374     $    8,735     $    2,108

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursements and
       waived fees                                2.05%          2.53%          2.80%          3.28%          2.80%       3.28%(a)
     After expense reimbursements and
       waived fees                                2.05%          2.53%          2.80%          3.28%          2.80%       3.28%(a)

   RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS:
     Before expense reimbursements and
       waived fees                              (0.28)%        (1.09)%        (1.03)%        (1.84)%        (1.03)%     (1.84)%(a)
     After expense reimbursements and
       waived fees                              (0.28)%        (1.09)%        (1.03)%        (1.84)%        (1.03)%     (1.84)%(a)

   PORTFOLIO TURNOVER RATE                      692.80%        180.94%        692.80%        180.94%        692.80%        180.94%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           BIOTECH PHARMA-HEALTHCARE FUND
                                           ---------------------------------------------------------
                                               CLASS A              CLASS B            CLASS C
                                               ----------          ----------          ----------
                                               FOR THE              FOR THE            FOR THE
                                             PERIOD FROM          PERIOD FROM        PERIOD FROM
                                           OCTOBER 14, 2002   SEPTEMBER 23, 2002   NOVEMBER 20, 2002
                                           (COMMENCEMENT OF    (COMMENCEMENT OF    (COMMENCEMENT OF
                                            OPERATIONS) TO      OPERATIONS) TO      OPERATIONS) TO
                                             JUNE 30, 2003       JUNE 30, 2003       JUNE 30, 2003
                                               ----------          ----------          ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.00          $    10.00          $    10.02
                                               ----------          ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                     (0.08)              (0.08)              (0.09)
   Net realized and unrealized gain
     on investments                                  1.91                1.85                1.85
                                               ----------          ----------          ----------
      TOTAL FROM INVESTMENT OPERATIONS               1.83                1.77                1.76
                                               ----------          ----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                               --                  --                  --
   Net realized capital gain                           --                  --                  --
   Distribution in excess of net
     realized gain                                     --                  --                  --
                                               ----------          ----------          ----------
      TOTAL DISTRIBUTIONS                              --                  --                  --
                                               ----------          ----------          ----------

NET ASSET VALUE- END OF PERIOD                 $    11.83          $    11.77          $    11.78
                                               ==========          ==========          ==========

TOTAL RETURN                                       18.30%(b)           17.70%(b)           17.57%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)   $    2,611          $    1,565          $    1,588

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and
        waived fees                                 2.68%(a)            3.43%(a)            3.43%(a)
      After expense reimbursements and
        waived fees                                 2.64%(a)            3.39%(a)            3.39%(a)

   RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS:
      Before expense reimbursements and
        waived fees                               (2.22)%(a)          (2.97)%(a)          (2.97)%(a)
      After expense reimbursements and
        waived fees                               (2.18)%(a)          (2.93)%(a)          (2.93)%(a)

   PORTFOLIO TURNOVER RATE                        108.76%             108.76%             108.76%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          MID-CAP VALUE FUND
                                              -------------------------------------------
                                                                CLASS A
                                              -------------------------------------------
                                                   YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.80     $    11.41     $    10.75
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.01)         (0.11)         (0.13)
     Net realized and unrealized gain
       on investments                                (0.54)          0.84           0.87
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS             (0.55)          0.73           0.74
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
     Net realized capital gain                       (0.50)         (0.34)         (0.08)
     Distribution in excess of net
       realized gain
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.50)         (0.34)         (0.08)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    10.75     $    11.80     $    11.41
                                                ==========     ==========     ==========

TOTAL RETURN                                       (3.99)%          6.45%          6.95%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    8,143     $    5,168     $    1,405

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                2.11%          2.14%          2.63%
        After expense reimbursements and
          waived fees                                2.11%          2.14%          2.63%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                0.02%        (0.83)%        (1.05)%
        After expense reimbursements and
          waived fees                                0.02%        (0.83)%        (1.05)%

     PORTFOLIO TURNOVER RATE                       122.76%        106.60%        195.06%

                                                          MID-CAP VALUE FUND
                                              -------------------------------------------
                                                               CLASS B
                                              -------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                           JANUARY 4, 2001
                                                   YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED     OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.71     $    11.38     $    10.41
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.07)         (0.21)         (0.07)
     Net realized and unrealized gain
       on investments                                (0.54)          0.88           1.04
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS             (0.61)          0.67           0.97
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                       (0.50)         (0.34)            --
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.50)         (0.34)            --
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    10.60     $    11.71     $    11.38
                                                ==========     ==========     ==========

TOTAL RETURN                                       (4.56)%          5.93%          0.89%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    2,211     $    2,515     $      520

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                2.86%          2.89%          3.38%
        After expense reimbursements and
          waived fees                                2.86%          2.89%          3.38%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (0.73)%        (1.58)%        (1.80)%
        After expense reimbursements and
          waived fees                              (0.73)%        (1.58)%        (1.80)%

     PORTFOLIO TURNOVER RATE                       122.76%        106.60%        195.06%

                                                          MID-CAP VALUE FUND
                                              -------------------------------------------
                                                               CLASS C
                                              -------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                            JULY 31, 2000
                                                   YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED     OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.59     $    11.31     $    10.00
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.07)         (0.20)         (0.18)
     Net realized and unrealized gain
       on investments                                (0.55)          0.82           1.57
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS             (0.62)          0.62           1.39
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                       (0.50)         (0.34)         (0.08)
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.50)         (0.34)         (0.08)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    10.47     $    11.59     $    11.31
                                                ==========     ==========     ==========

TOTAL RETURN                                       (4.69)%          5.52%         13.96%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    4,815     $    5,508     $    1,523

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                2.86%          2.89%          3.38%
        After expense reimbursements and
          waived fees                                2.86%          2.89%          3.38%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (0.73)%        (1.58)%        (1.80)%
        After expense reimbursements and
          waived fees                              (0.73)%        (1.58)%        (1.80)%

     PORTFOLIO TURNOVER RATE                       122.76%        106.60%        195.06%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    MID-CAP VALUE FUND (CONTINUED)
                                              -------------------------------------------
                                                          INSTITUTIONAL CLASS
                                              -------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                          NOVEMBER 21, 2000
                                                   YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED     OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.90     $    11.49     $    10.17
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.04          (0.06)         (0.04)
     Net realized and unrealized gain
       on investments                                (0.56)          0.81           1.44
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS             (0.52)          0.75           1.40
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                       (0.50)         (0.34)         (0.08)
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.50)         (0.34)         (0.08)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    10.88     $    11.90     $    11.49
                                                ==========     ==========     ==========

TOTAL RETURN                                       (3.70)%          6.58%         13.83%(b)

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    1,060     $    6,499     $    5,485

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                1.86%          1.89%          2.38%(a)
        After expense reimbursements and
          waived fees                                1.86%          1.89%          2.38%(a)

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                0.27%        (0.58)%        (0.80)%(a)
        After expense reimbursements and
          waived fees                                0.27%        (0.58)%        (0.80)%(a)

     PORTFOLIO TURNOVER RATE                       122.76%        106.60%        195.06%

                                                          MID-CAP VALUE FUND
                                              -------------------------------------------
                                                             NO LOAD CLASS
                                              -------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                           JANUARY 6, 1998
                                                   YEAR            YEAR   (COMMENCEMENT OF
                                                  ENDED           ENDED    OPERATIONS) TO
                                              JUNE 30, 2000  JUNE 30, 1999  JUNE 30, 1998
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.00     $    10.93     $    10.00
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.03)                        (0.02)
     Net realized and unrealized gain
       on investments                                (0.22)          0.23           0.95
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS             (0.25)          0.23           0.93
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                          --          (0.16)            --
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                             --          (0.16)            --
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    10.75     $    11.00     $    10.93
                                                ==========     ==========     ==========

TOTAL RETURN                                       (2.27)%          2.68%          9.30%(b)

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    8,391     $   12,155     $    9,033

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                1.99%          1.63%          1.97%(a)
        After expense reimbursements and
          waived fees                                1.43%          1.35%          1.35%(a)

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (0.78)%        (0.33)%        (0.93)%(a)
        After expense reimbursements and
          waived fees                              (0.22)%        (0.05)%        (0.31)%(a)

     PORTFOLIO TURNOVER RATE                        38.59%         69.59%         13.86%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         SMALL-CAP VALUE FUND
                                              -------------------------------------------
                                                                 CLASS A
                                              -------------------------------------------
                                                   YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    14.91     $    15.63     $    12.57
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.22)         (0.22)         (0.16)
     Net realized and unrealized gain
       on investments                                 0.38           0.26           3.83
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.16           0.04           3.67
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
     Net realized capital gain                       (0.90)         (0.76)         (0.61)
     Distribution in excess of net
       realized gain
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.90)         (0.76)         (0.61)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    14.17     $    14.91     $    15.63
                                                ==========     ==========     ==========

TOTAL RETURN                                         2.28%          0.54%         29.67%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    7,393     $    7,885     $    5,522

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                2.63%          2.72%          2.65%
        After expense reimbursements and
          waived fees                                2.58%          2.60%          2.65%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (1.83)%        (1.60)%        (1.46)%
        After expense reimbursements and
          waived fees                              (1.78)%        (1.48)%        (1.46)%

     PORTFOLIO TURNOVER RATE                        89.57%         82.66%        124.37%

                                                         SMALL-CAP VALUE FUND
                                              -------------------------------------------
                                                              CLASS B
                                              -------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                          NOVEMBER 14, 2000
                                                   YEAR          YEAR     (COMMENCEMENT OF
                                                  ENDED          ENDED      OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    14.75     $    15.59     $    13.90
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.31)         (0.35)         (0.26)
     Net realized and unrealized gain
       on investments                                 0.35           0.27           2.56
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.04          (0.08)          2.30
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                       (0.90)         (0.76)         (0.61)
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.90)         (0.76)         (0.61)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    13.89     $    14.75     $    15.59
                                                ==========     ==========     ==========

TOTAL RETURN                                         1.46%        (0.26)%         16.96%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $      759     $      540     $      104

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                3.38%          3.47%          3.48%
        After expense reimbursements and
          waived fees                                3.33%          3.35%          3.48%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (2.58)%        (2.35)%        (2.29)%
        After expense reimbursements and
          waived fees                              (2.53)%        (2.23)%        (2.29)%

     PORTFOLIO TURNOVER RATE                        89.57%         82.66%        124.37%

                                                         SMALL-CAP VALUE FUND
                                              -------------------------------------------
                                                               CLASS C
                                              -------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                            JULY 28, 2000
                                                   YEAR           YEAR     (COMMENCEMENT OF
                                                  ENDED          ENDED      OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    14.42     $    15.25     $    12.46
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.31)         (0.33)         (0.37)
     Net realized and unrealized gain
       on investments                                 0.35           0.26           3.77
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.04          (0.07)          3.40
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                       (0.90)         (0.76)         (0.61)
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.90)         (0.76)         (0.61)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    13.56     $    14.42     $    15.25
                                                ==========     ==========     ==========

TOTAL RETURN                                         1.49%        (0.20)%         27.82%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    1,383     $      973     $      273

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                3.38%          3.47%          3.48%
        After expense reimbursements and
          waived fees                                3.33%          3.35%          3.48%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (2.58)%        (2.35)%        (2.29)%
        After expense reimbursements and
          waived fees                              (2.53)%        (2.23)%        (2.29)%

     PORTFOLIO TURNOVER RATE                        89.57%         82.66%        124.37%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         SMALL-CAP VALUE FUND
                                              -------------------------------------------
                                                         INSTITUTIONAL CLASS
                                              -------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                          SEPTEMBER 12, 2000
                                                   YEAR          YEAR      (COMMENCEMENT OF
                                                  ENDED          ENDED      OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    14.98     $    15.67     $    14.17
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.19)         (0.18)         (0.17)
     Net realized and unrealized gain
       on investments                                 0.39           0.25           2.28
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.20           0.07           2.11
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                       (0.90)         (0.76)         (0.61)
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.90)         (0.76)         (0.61)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    14.28     $    14.98     $    15.67
                                                ==========     ==========     ==========

TOTAL RETURN                                         2.55%          0.73%         15.31%(b)

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $   15,214     $   16,919     $   19,158

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                2.38%          2.47%          2.48%(a)
        After expense reimbursements and
          waived fees                                2.33%          2.35%          2.48%(a)

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (1.58)%        (1.35)%        (1.29)%(a)
        After expense reimbursements and
          waived fees                              (1.53)%        (1.23)%        (1.29)%(a)

     PORTFOLIO TURNOVER RATE                        89.57%         82.66%        124.37%

                                                         SMALL-CAP VALUE FUND
                                              -------------------------------------------
                                                            NO LOAD CLASS
                                              -------------------------------------------
                                                  YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED
                                              JUNE 30, 2000  JUNE 30, 1999  JUNE 30, 1998
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    12.81     $    13.47     $    11.53
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                    (0.02)         (0.04)         (0.01)
     Net realized and unrealized gain
       on investments                                 0.19          (0.40)          2.99
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.17          (0.44)          2.98
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                              --             --             --
     Net realized capital gain                       (0.41)         (0.22)         (1.04)
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.41)         (0.22)         (1.04)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $    12.57     $    12.81     $    13.47
                                                ==========     ==========     ==========

TOTAL RETURN                                         1.38%        (2.96)%         27.04%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $   11,214     $   13,020     $    3,792

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                1.58%          1.78%          4.20%
        After expense reimbursements and
          waived fees                                1.35%          1.35%          1.35%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                              (0.37)%        (0.82)%        (3.03)%
        After expense reimbursements and
          waived fees                              (0.14)%        (0.40)%        (0.18)%

     PORTFOLIO TURNOVER RATE                       138.59%        113.99%        129.58%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                GEEWAX TERKER CORE VALUE FUND
                                                -----------------------------
                                                          CLASS A
                                                -----------------------------
                                                                   FOR THE
                                                                 PERIOD FROM
                                                               MARCH 26, 2002
                                                     YEAR     (COMMENCEMENT OF
                                                    ENDED      OPERATIONS) TO
                                                JUNE 30, 2003   JUNE 30, 2002
                                                  ----------     ----------

NET ASSET VALUE, BEGINNING OF PERIOD              $     9.29     $    10.00
                                                  ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                        (0.09)         (0.03)
   Net realized and unrealized gain
     on investments                                     0.08          (0.68)
                                                  ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.01)         (0.71)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  --             --
   Net realized capital gain                              --             --
   Distribution in excess of net
     realized gain                                        --             --
                                                  ----------     ----------
      TOTAL DISTRIBUTIONS                                 --             --
                                                  ----------     ----------

NET ASSET VALUE- END OF PERIOD                    $     9.28     $     9.29
                                                  ==========     ==========

TOTAL RETURN                                          (0.11)%       (7.10)%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)      $    1,045     $      957

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and
        waived fees                                    2.12%          2.21%(a)
      After expense reimbursements and
        waived fees                                    2.12%          2.21%(a)

   RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS:
      Before expense reimbursements and
        waived fees                                  (1.01)%        (1.14)%(a)
      After expense reimbursements and
        waived fees                                  (1.01)%        (1.14)%(a)

   PORTFOLIO TURNOVER RATE                           151.69%         19.31%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          FIXED INCOME FUND
                                             --------------------------------------------
                                                               CLASS A
                                             --------------------------------------------
                                                  YEAR            YEAR           YEAR
                                                  ENDED          ENDED          ENDED
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.09     $    10.06     $     9.85
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.52           0.86           0.55
     Net realized and unrealized gain
       on investments                                (0.28)          0.03           0.21
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.24           0.89           0.76
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.52)         (0.86)         (0.55)
     Net realized capital gain                                                        --
     Distribution in excess of net
       realized gain
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.52)         (0.86)         (0.55)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.81     $    10.09     $    10.06
                                                ==========     ==========     ==========

TOTAL RETURN                                         2.52%          9.06%          2.46%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    2,621     $   10,818     $    7,991

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                1.91%          2.04%          2.08%
        After expense reimbursements and
          waived fees                                1.91%          2.04%          2.08%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                5.35%          8.48%          5.43%
        After expense reimbursements and
          waived fees                                5.35%          8.48%          5.43%

     PORTFOLIO TURNOVER RATE                       600.89%        163.40%        180.47%

                                                          FIXED INCOME FUND
                                             --------------------------------------------
                                                               CLASS B
                                             --------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                            APRIL 5, 2001
                                                  YEAR           YEAR      (COMMENCEMENT OF
                                                  ENDED          ENDED      OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.07     $    10.06     $    10.33
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.45           0.80           0.09
     Net realized and unrealized gain
       on investments                                (0.30)          0.01          (0.25)
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.15           0.81          (0.16)
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.45)         (0.80)         (0.11)
     Net realized capital gain                          --             --             --
     Distribution in excess of net
       realized gain
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.45)         (0.80)         (0.11)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.77     $    10.07     $    10.06
                                                ==========     ==========     ==========

TOTAL RETURN                                         1.62%          8.24%        (1.55)%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    1,634     $      716     $        1

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                2.66%          2.79%          2.90%
        After expense reimbursements and
          waived fees                                2.66%          2.79%          2.90%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                4.60%          7.73%          5.61%
        After expense reimbursements and
          waived fees                                4.60%          7.73%          5.61%

     PORTFOLIO TURNOVER RATE                       600.89%        163.40%        180.47%

                                                          FIXED INCOME FUND
                                             --------------------------------------------
                                                               CLASS C
                                             --------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                           JANUARY 12, 2001
                                                  YEAR           YEAR      (COMMENCEMENT OF
                                                  ENDED          ENDED      OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.08     $    10.06     $    10.14
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.45           0.80           0.20
     Net realized and unrealized gain
       on investments                                (0.30)          0.02          (0.05)
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.15           0.82           0.15
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.45)         (0.80)         (0.23)
     Net realized capital gain                          --             --             --
     Distribution in excess of net
       realized gain
                -
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.45)         (0.80)         (0.23)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.78     $    10.08     $    10.06
                                                ==========     ==========     ==========

TOTAL RETURN                                         1.64%          8.30%          1.46%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    3,333     $    1,208     $       32

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                2.66%          2.79%          2.90%
        After expense reimbursements and
          waived fees                                2.66%          2.79%          2.90%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                4.60%          7.73%          5.61%
        After expense reimbursements and
          waived fees                                4.60%          7.73%          5.61%

     PORTFOLIO TURNOVER RATE                       600.89%        163.40%        180.47%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     FIXED INCOME FUND (CONTINUED)
                                             --------------------------------------------
                                                         INSTITUTIONAL CLASS
                                             --------------------------------------------
                                                                              FOR THE
                                                                            PERIOD FROM
                                                                           APRIL 16, 2001
                                                   YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED     OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.08     $    10.06     $    10.25
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.55           0.89           0.11
     Net realized and unrealized gain
       on investments                                (0.28)          0.02          (0.16)
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS              0.27           0.91          (0.05)
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.55)         (0.89)         (0.14)
     Net realized capital gain                          --             --             --
     Distribution in excess of net
       realized gain
                -                                                --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.55)         (0.89)         (0.14)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.80     $    10.08     $    10.06
                                                ==========     ==========     ==========

TOTAL RETURN                                         2.80%          9.23%        (0.52)%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $      312     $       29     $       34

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                1.66%          1.79%          1.90%(a)
        After expense reimbursements and
          waived fees                                1.66%          1.79%          1.90%(a)

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                5.60%          8.73%          5.61%(a)
        After expense reimbursements and
          waived fees                                5.60%          8.73%          5.61%(a)

     PORTFOLIO TURNOVER RATE                       600.89%        163.40%        180.47%

                                                          FIXED INCOME FUND
                                             --------------------------------------------
                                                            NO LOAD CLASS
                                             --------------------------------------------
                                                   YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED
                                              JUNE 30, 2000  JUNE 30, 1999  JUNE 30, 1998
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.13     $    10.41     $     9.89
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.25           0.48           0.47
     Net realized and unrealized gain
       on investments                                (0.28)         (0.27)          0.50
                                                ----------     ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS             (0.03)          0.21           0.97
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.25)         (0.48)         (0.45)
     Net realized capital gain                          --             --          (0.01)
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
        TOTAL DISTRIBUTIONS                          (0.25)         (0.49)         (0.45)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     9.85     $    10.13     $    10.41
                                                ==========     ==========     ==========

TOTAL RETURN                                       (0.33)%          1.84%          9.97%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $    6,601     $    7,675     $    5,682

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                1.41%          1.41%          2.53%
        After expense reimbursements and
          waived fees                                0.90%          0.90%          0.90%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
        Before expense reimbursements and
          waived fees                                4.41%          4.03%          2.96%
        After expense reimbursements and
          waived fees                                4.92%          4.54%          4.59%

     PORTFOLIO TURNOVER RATE                        98.83%        276.94%         81.55%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                             HIGH YIELD FUND
                                              ---------------------------------------------
                                                                 CLASS A
                                              ---------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                          SEPTEMBER 5, 2000
                                                   YEAR           YEAR     (COMMENCEMENT OF
                                                  ENDED          ENDED      OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     7.32     $     9.46     $     9.68
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.37           0.74           0.92
     Net realized and unrealized gain
       on investments                                (2.32)         (2.14)         (0.35)
                                                ----------     ----------     ----------
         TOTAL FROM INVESTMENT OPERATIONS            (1.95)         (1.40)          0.57
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.37)         (0.74)         (0.79)
     Net realized capital gain                          --             --             --
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
         TOTAL DISTRIBUTIONS                         (0.37)         (0.74)         (0.79)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     5.00     $     7.32     $     9.46
                                                ==========     ==========     ==========

TOTAL RETURN                                      (27.07)%       (15.28)%          6.29%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $      110     $      505     $      212

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               1.98%          1.92%          2.35%
         After expense reimbursements and
           waived fees                               1.98%          1.92%          2.35%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               5.91%          9.01%         10.23%
         After expense reimbursements and
           waived fees                               5.91%          9.01%         10.23%

     PORTFOLIO TURNOVER RATE                         0.00%        231.10%        622.75%

                                                             HIGH YIELD FUND
                                              ---------------------------------------------
                                                                 CLASS B
                                              ---------------------------------------------
                                                                                FOR THE
                                                                             PERIOD FROM
                                                                           OCTOBER 17, 2000
                                                   YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED     OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     7.31     $     9.45     $     9.34
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.36           0.68           0.65
     Net realized and unrealized gain
       on investments                                (2.34)         (2.14)          0.15
                                                ----------     ----------     ----------
         TOTAL FROM INVESTMENT OPERATIONS            (1.98)         (1.46)          0.80
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.36)         (0.68)         (0.69)
     Net realized capital gain                          --             --             --
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
         TOTAL DISTRIBUTIONS                         (0.36)         (0.68)         (0.69)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     4.97     $     7.31     $     9.45
                                                ==========     ==========     ==========

TOTAL RETURN                                      (27.64)%       (15.94)%          8.92%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $       55     $      359     $      122

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               2.73%          2.67%          3.10%
         After expense reimbursements and
           waived fees                               2.73%          2.67%          3.10%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               5.16%          8.26%          9.48%
         After expense reimbursements and
           waived fees                               5.16%          8.26%          9.48%

     PORTFOLIO TURNOVER RATE                         0.00%        231.10%        622.75%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                             QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                             HIGH YIELD FUND
                                              ---------------------------------------------
                                                                 CLASS C
                                              ---------------------------------------------
                                                                                FOR THE
                                                                              PERIOD FROM
                                                                             MAY 30, 2001
                                                   YEAR           YEAR     (COMMENCEMENT OF
                                                  ENDED          ENDED      OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002   JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     7.31     $     9.44     $     9.65
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.36           0.68           0.06
     Net realized and unrealized gain
       on investments                                (2.34)         (2.13)         (0.11)
                                                ----------     ----------     ----------
         TOTAL FROM INVESTMENT OPERATIONS            (1.98)         (1.45)         (0.05)
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.36)         (0.68)         (0.16)
     Net realized capital gain                          --             --             --
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
         TOTAL DISTRIBUTIONS                         (0.36)         (0.68)         (0.16)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     4.97     $     7.31     $     9.44
                                                ==========     ==========     ==========

TOTAL RETURN                                      (27.62)%       (15.77)%        (0.40)%

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $      226     $      173     $       30

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               2.73%          2.67%          3.10%
         After expense reimbursements and
           waived fees                               2.73%          2.67%          3.10%

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               5.16%          8.26%          9.48%
         After expense reimbursements and
           waived fees                               5.16%          8.26%          9.48%

     PORTFOLIO TURNOVER RATE                         0.00%        231.10%        622.75%

                                                             HIGH YIELD FUND
                                              ---------------------------------------------
                                                          INSTITUTIONAL CLASS
                                              ---------------------------------------------
                                                                               FOR THE
                                                                             PERIOD FROM
                                                                            JULY 6, 2000
                                                   YEAR           YEAR    (COMMENCEMENT OF
                                                  ENDED          ENDED     OPERATIONS) TO
                                              JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     7.32     $     9.46     $    10.00
                                                ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.38           0.76           0.98
     Net realized and unrealized gain
       on investments                                (2.31)         (2.14)         (0.57)
                                                ----------     ----------     ----------
         TOTAL FROM INVESTMENT OPERATIONS            (1.93)         (1.38)          0.41
                                                ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                           (0.38)         (0.76)         (0.95)
     Net realized capital gain                          --             --             --
     Distribution in excess of net
       realized gain                                    --             --             --
                                                ----------     ----------     ----------
         TOTAL DISTRIBUTIONS                         (0.38)         (0.76)         (0.95)
                                                ----------     ----------     ----------

NET ASSET VALUE- END OF PERIOD                  $     5.01     $     7.32     $     9.46
                                                ==========     ==========     ==========

TOTAL RETURN                                      (26.85)%       (15.08)%          4.59% (b)

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD
       (000'S OMITTED)                          $      142     $    7,121     $    9,112

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               1.73%          1.67%          2.10%(a)
         After expense reimbursements and
           waived fees                               1.73%          1.67%          2.10%(a)

     RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS:
         Before expense reimbursements and
           waived fees                               6.16%          9.26%         10.48%(a)
         After expense reimbursements and
           waived fees                               6.16%          9.26%         10.48%(a)

     PORTFOLIO TURNOVER RATE                         0.00%        231.10%        622.75%

(a)  Annualized
(b)  Aggregate total return, not annualized

    The accompanying notes are in integral part of the financial statements.

                            QUAKER INVESTMENT TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Investment Trust (the "TRUST"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust's amended and restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established ten series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Small-Cap Growth Fund, the Quaker Fixed Income Fund, the Quaker High Yield Fund, the Quaker Biotech Pharma-Healthcare Fund, the Quaker Capital Opportunities Fund, and the Geewax Terker Core Value Fund (each a "Fund" and collectively, the "FUNDS"). The Investment objectives of each Fund are set forth below.

     The Quaker Core Equity Fund ("CORE EQUITY"), the Quaker Aggressive Growth Fund ("AGGRESSIVE GROWTH"), and the Quaker Small-Cap Value Fund ("SMALL-CAP VALUE") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund (MID-CAP VALUE") commenced operations on January 6, 1998. The Quaker Small-Cap Growth Fund (the "SMALL-CAP GROWTH") commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

     The Quaker Fixed Income Fund ("FIXED INCOME") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

     The Quaker High Yield Fund ("HIGH YIELD") commenced operations on July 6, 2000. The investment objective of this fund is to generate current income and maximize total returns through active management of non-investment grade fixed income securities.

     The Quaker Capital Opportunities Fund ("CAPITAL OPPORTUNITIES") commenced operations on January 31, 2002. The investment objective of this fund is to build shareholder wealth through the achievement of capital growth.

     The Geewax Terker Core Value Fund ("CORE VALUE") commenced operations on March 26, 2002. The fund seeks to achieve long capital appreciation through the prudent investment of securities issued by companies considered by the Advisor to be "value" oriented companies.

     The Quaker Biotech Pharma-Healthcare Fund ("BIOTECH") commenced operations on September 23, 2002. The investment objective of this fund is to build shareholder wealth through long-term capital appreciation.

     Prior to June 23, 2000, each existing Fund of the Trust offered only No-Load shares. As of June 23, 2000, the shareholders of all Funds except the Small-Cap Value and Fixed Income Funds approved the conversion of all existing No-Load shares to Class A shares. On August 7, 2000 and October 10, 2000, respectively, the Small-Cap Value and Fixed Income Funds' shareholders also approved the conversion of their No-Load shares to Class A shares. As a result of the conversion, each Fund currently offers four classes of shares; Class A shares with a front-end sales charge, Class B shares with an additional distribution and servicing fee and contingent deferred sales charge ("CDSC") that declines to zero over a period of years, Class C shares with an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months, and Institutional Class shares, with no front-end sales charges or CDSC's, but higher minimum investment limitations.

     A. SECURITY VALUATION. The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Short-term investments are valued at amortized cost, which approximates fair market value.

     B. FEDERAL INCOME TAXES. It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

     The Aggressive Growth Fund and the Biotech Pharma-Healthcare Fund make short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

     D. OPTION WRITING. The Aggressive Growth Fund, the Capital Opportunities Fund and the Biotech Pharma-Healthcare Fund write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

     F. MULTIPLE CLASS ALLOCATIONS. Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

     G. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Fixed Income Fund and the High Yield Fund, which declare dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     H. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Quaker Funds, Inc. ("QFI") serves as Investment Advisor to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following persons to serve as sub-advisors; Geewax, Terker & Co., Inc. for the Core Equity Fund, Small-Cap Growth Fund and Geewax Terker Core Value Fund, Aronson + Partners for the Small-Cap Value Fund, Schneider Capital Management, Inc. for the Mid-Cap Value Fund, ALM Advisors, Inc. for the Fixed Income Fund and the High Yield Fund, Knott Capital Management for the Capital Opportunities Fund and Sectoral Asset Management, Inc. for the Biotech Pharma-Healthcare Fund to provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. The Board of Trustees appointed Andres Capital Management as the interim sub-advisor for the Fixed Income and High Yield Funds effective March 13, 2003. Andres Capital Management was approved as the sub-advisor for the Fixed Income and High Yield Funds at a special meeting of the shareholders on August 8, 2003. At the shareholder meeting approval was received to change the name of the High Yield Fund to the Quaker Intermediate Municipal Bond Fund ("INTERMEDIATE BOND FUND").

     As compensation for its services, QFI receives a fee, computed daily and paid monthly, based on an annual rate of 1.05%, 1.30%, 1.05%, 1.05%, 1.00%, 1.05%, 1.05% and 1.25% for the Core Equity, Aggressive Growth, Mid-Cap Value, Small-Cap Growth, Fixed Income, High Yield, Core Value and Biotech, respectively. Effective August 8, 2003, QFI will receive 0.65% and 0.65% for the Fixed Income and Intermediate Bond Funds, respectively. QFI receives a performance-based fee from the Small-Cap Value Fund. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 1.20%. It can reach as high as 1.80% and can be reduced as low as 0.60% of the average daily net assets. For the fiscal year ended June 30, 2003, the QFI received a fee of 1.63%, which included the performance-based fee of 1.38% of the Fund's average daily net assets. QFI receives a performance-based fee from the Capital Opportunities Fund. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 1.05%. It can reach as high as 1.55% and can be reduced as low as 0.6416% of the average daily net assets. For the fiscal year ended June 30, 2003, QFI received a fee of 0.99%, which included the performance-based fee amounted to 0.69% of the Fund's average daily net assets. QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of the Small-Cap Value Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Class I of the average net assets of each class, respectively. For the fiscal year ended June 30, 2003, QFI waived $10,439 of expenses for Small-Cap Value Fund.

     QFI pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .75%, 1.00%, .75%, .75%, .70%, .75%, .75% and .95% for the
Core Equity, Aggressive Growth, Mid-Cap Value, Small-Cap Growth, Fixed Income, High Yield, Core Value and Biotech, respectively. QFI pays the Sub-advisor for the Small-Cap Value Fund a performance-based fee, computed daily and paid quarterly. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 0.90%. It can reach as high as 1.50% and can be reduced as low as 0.30% of the average daily net assets. For the fiscal year ended June 30, 2003, the Sub-advisor received a fee of 1.38 %. QFI pays the Sub-advisor for the Capital Opportunities Fund a performance-based fee, computed daily and paid monthly. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 0.75%. It can reach as high as 1.25% and can be reduced as low as 0.3416% of the average daily net assets. For the fiscal year ended June 30, 2003, the Sub-advisor received a fee of 0.69%.

     CITCO-Quaker Fund Services, Inc. (the "ADMINISTRATOR") (the "TRANSFER AGENT") serves as the Administrator and Transfer Agent for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the TRUST'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

     Citco-Quaker Fund Distributor, Inc. (the "DISTRIBUTOR") serves as principle underwriter for the Trust.

     The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain ser-

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS - (Continued)

vicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate Quaker Funds, Inc. (the "QFI") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% on a monthly basis.

     QFI has informed the Trust that for the fiscal year June 30, 2003 it received contingent deferred sales charges from certain redemptions of the Funds' Class B shares and Class C shares of $80,845 and $14,763, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.

     For the fiscal year ended June 30, 2003, Aggressive Growth, Core Equity, Small-Cap Growth, Capital Opportunities, Biotech Pharma-Healthcare, Small-Cap Value, and Core Value Funds incurred $2,678,130, $7,856, $826, $227,976, $2,473,
$420, and $4,104, respectively in brokerage commissions with the Quaker Securities, Inc., an affiliate of QFI, for portfolio transactions executed on behalf of the Funds.

     Certain Trustees and officers of the Trust are also officers of QFI, the Distributor and/or the Administrator.

NOTE 3 - DEFERRED ORGANIZATION EXPENSES

     The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount. The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the fiscal year ended June 30, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each fund were as follows:

     FUND                                      PURCHASES          SALES
     ----                                     ------------     ------------
     Aggressive Growth ..................     $512,128,899     $427,173,715
     Core Equity ........................       24,237,571       27,055,917
     Small-Cap Growth ...................        6,395,697        7,748,183
     Capital Opportunities ..............       39,978,918       31,909,371
     Biotech Pharma-Healthcare Fund .....        4,411,837        2,003,327
     Mid-Cap Value ......................       17,281,459       19,807,046
     Small-Cap Value ....................       19,711,282       21,635,465
     Geewax Core Value ..................        1,441,381        1,370,628
     Fixed Income .......................       42,358,318       47,472,866
     High Yield .........................               --        5,010,953

NOTE 5 - OPTIONS WRITTEN

     A summary of option contracts written by the trust during the year is as follows:

QUAKER AGGRESSIVE GROWTH FUND
                                                              CALLS
                                                  -----------------------------
                                                    Number of         Option
                                                     Options         Premiums
                                                  ------------     ------------

Options outstanding at beginning of year .....           2,313     $    274,507

Options written ..............................          31,297        4,479,565
Options closed ...............................         (11,708)      (1,918,503)
Options exercised ............................         (14,491)      (2,062,544)
Options expired ..............................          (7,411)        (773,025)
                                                  ------------     ------------
Options outstanding at end of year ...........              --     $         --
                                                  ============     ============

As of June 30, 2003, there are no portfolio securities subject to covered call options written by the trust.

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 6 - TAX MATTERS

For U.S.  federal  income tax  purposes,  the cost of  securities  owned,  gross
appreciation,    gross   depreciation,    and   net   unrealized   appreciation/
(depreciation) of investments at June 30, 2003 for each fund were as follows:

                                                                                        NET
                                                      GROSS           GROSS        APPRECIATION/
FUND                                  COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              ------------    ------------    ------------     ------------
Aggressive Growth ............    $168,102,608    $ 19,665,481    $ (1,831,029)    $ 17,834,452
Core Equity ..................      10,286,270         624,258        (334,416)         289,842
Small-Cap Growth .............       1,982,192         119,431         (71,103)          48,328
Capital Opportunities ........      12,042,365         493,603        (311,860)         181,743
Biotech Pharma-Healthcare Fund       4,876,616         345,108        (161,365)         183,743
Mid-Cap Value ................      15,406,431       1,928,219      (1,185,029)         743,190
Small-Cap Value ..............      20,968,481       4,600,150        (804,754)       3,795,396
Geewax Core Value ............         937,598         127,082         (19,341)         107,741
Fixed Income .................       8,310,710         307,555         (27,383)         280,172
High Yield ...................         472,470              --        (444,470)        (444,470)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

AS OF JUNE 30, 2003, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:

                                                       AGGRESSIVE GROWTH
          Unrealized appreciation ...............          17,834,452
          Capital loss carryforward .............         (27,101,689)
          Post-October capital loss .............          (4,818,034)
                                                         ------------
                                                          (14,085,271)
                                                         ============

                                                       SMALL-CAP GROWTH
          Unrealized appreciation ...............              48,328
          Capital loss carryforward .............          (1,114,314)
          Post-October capital loss .............             (11,085)
                                                         ------------
                                                           (1,077,071)
                                                         ============

                                                  BIOTECH PHARMA-HEALTHCARE
          Unrealized appreciation ...............             183,743
          Undistributed gain ....................             452,069
          Post-October capital loss .............                  --
                                                         ------------
                                                              635,812
                                                         ============

                                                       SMALL-CAP VALUE
          Unrealized appreciation ...............           3,795,396
          Capital loss carryforward .............            (375,667)
          Post-October capital loss .............          (1,044,133)
                                                         ------------
                                                            2,375,596
                                                         ============

                                                         FIXED INCOME
          Unrealized appreciation ...............             280,172
          Capital loss carryforward .............            (481,877)
          Post-October capital loss .............            (528,822)
                                                         ------------
                                                             (730,527)
                                                         ============

                                                         CORE EQUITY
          Unrealized appreciation ...............             289,842
          Capital loss carryforward .............          (7,578,139)
          Post-October capital loss .............            (102,899)
                                                         ------------
                                                           (7,391,196)
                                                         ============

                                                    CAPITAL OPPORTUNITIES
          Unrealized appreciation ...............             181,743
          Capital loss carryforward .............             (61,363)
          Post-October capital loss .............                  --
                                                         ------------
                                                              120,380
                                                         ============

                                                        MID-CAP VALUE
          Unrealized appreciation ...............             743,190
          Capital loss carryforward .............          (1,786,832)
          Post-October capital loss .............            (401,541)
                                                         ------------
                                                           (1,445,183)
                                                         ============

                                                      GEEWAX CORE VALUE
          Unrealized appreciation ...............             107,741
          Capital loss carryforward .............            (129,441)
          Post-October capital loss .............             (31,099)
                                                         ------------
                                                              (52,799)
                                                         ============

                                                          HIGH YIELD
          Unrealized depreciation ...............            (444,470)
          Capital loss carryforward .............          (2,555,290)
          Post-October capital loss .............            (518,118)
                                                         ------------
                                                           (3,517,878)
                                                         ============

     Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences.

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

     The chart below indicates the capital loss carryovers for the funds at June 30, 2003.

     Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The funds elected to defer net capital losses as indicated in the chart below.

                                               CAPITAL LOSS CARRYOVERS EXPIRING                    POST-OCTOBER LOSSES
                                  ----------------------------------------------------    --------------------------------------
                                        2008          2009          2010          2011         TOTAL      DEFERRED      UTILIZED
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
FUND
Aggressive Growth ............            --       415,845     4,476,455    22,209,389    27,101,689     4,818,034    16,867,635
Core Equity ..................            --       283,117     4,936,522     2,358,500     7,578,139       102,899     1,178,871
Small-Cap Growth .............            --            17       621,267       493,030     1,114,314        11,085        65,035
Capital Opportunities ........            --            --           687        60,676        61,363            --            --
Biotech Pharma-Healthcare Fund            --            --            --            --            --            --            --
Mid-Cap Value ................            --            --            --     1,786,832     1,786,832       401,541           367
Small-Cap Value ..............            --            --            --       375,667       375,667     1,044,133            --
Geewax Core Value ............            --            --            --       129,441       129,441        31,099            --
Fixed Income .................       235,673         1,998            --       244,206       481,877       528,822       250,136
High Yield ...................             0        66,162       408,182     2,080,946     2,555,290       518,118       900,091

NOTE 7 - RECLASSIFICATIONS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, each fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of June 30, 2003, the Funds recorded the following reclassification to increase (decrease) the accounts listed below:

                                UNDISTRIBUTED  ACCUMULATED    CAPITAL PAID IN
                               NET INVESTMENT  NET REALIZED     ON SHARES OF
FUND                                INCOME     GAIN (LOSS)   BENEFICIAL INTEREST
----                            ------------   ------------     ------------
Aggressive Growth ............  $  2,217,236   $         --     $ (2,217,236)
Core Equity ..................       124,933             --         (124,933)
Small-Cap Growth .............        50,760        (50,760)
Capital Opportunities ........        59,116        (59,116)
Biotech Pharma-Healthcare Fund        38,653        (38,653)              --
Mid-Cap Value ................        38,051        (38,051)
Small-Cap Value ..............       368,833       (368,833)
Geewax Core Value ............         9,089         (9,089)

NOTE 8 - DISTRIBUTIONS TO SHAREHOLDERS

                  Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

                  The tax character of dividends and distributions paid during the fiscal year of 2003 were as follows:

                                    MID-CAP VALUE
Distributions paid from:
   Short-term capital gain ......         391,633

   Long-term capital gain .......         224,808

                                     ------------
                                     $    616,441
                                     ============

                                     FIXED INCOME
Distributions paid from:
   Ordinary income ..............         510,296
                                     ------------
                                     $    510,296
                                     ============

                                   SMALL-CAP VALUE
Distributions paid from:
   Long-term capital gain .......       1,562,356
                                     ------------
                                     $  1,562,356
                                     ============

                                      HIGH YIELD
Distributions paid from:
   Ordinary income ..............          97,503
                                     ------------
                                     $     97,503
                                     ============

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9- FUND SHARE TRANSACTIONS

     At June 30, 2003, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:

                             AGGRESSIVE GROWTH FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......      4,702,873     (5,689,417)             --      8,980,828
     Value ........   $ 72,126,295   $(87,065,260)             --
     Class B
     Shares .......        427,160       (141,866)             --        856,233
     Value ........   $  6,533,112   $ (2,098,583)             --
     Class C
     Shares .......        658,591        (77,955)             --        919,842
     Value ........   $  9,886,083   $ (1,159,388)             --
     Class I
     Shares .......         10,726        (26,520)             --        278,963
     Value ........   $    163,376   $   (408,355)             --

JUNE 30, 2002
     Class A
     Shares .......      9,511,441     (3,015,019)         13,000      9,967,372
     Value ........   $166,787,919   $(52,210,556)   $    235,173
     Class B
     Shares .......        526,396        (64,118)            221        570,939
     Value ........   $  9,116,374   $ (1,105,460)   $      3,985
     Class C
     Shares .......        292,770        (32,690)            127        339,206
     Value ........   $  5,049,623   $   (557,712)   $      2,287
     Class I
     Shares .......         82,269        (14,136)            686        294,757
     Value ........   $  1,414,821   $   (239,583)   $     12,433

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9- FUND SHARE TRANSACTIONS (CONTINUED)

                                CORE EQUITY FUND
                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......          9,558       (306,209)             --        793,312
     Value ........   $     82,662   $ (2,706,219)             --
     Class B
     Shares .......          3,699            (48)             --         13,053
     Value ........   $     31,479   $       (400)             --
     Class C
     Shares .......         12,028        (22,327)             --         32,797
     Value ........   $    111,866   $   (195,272)             --
     Class I
     Shares .......         13,328         (1,995)             --        271,894
     Value ........   $    111,374   $    (16,996)             --

JUNE 30, 2002
     Class A
     Shares .......        149,986       (172,706)             --      1,089,963
     Value ........   $  1,682,614   $ (1,923,302)             --
     Class B
     Shares .......          1,120           (749)             --          9,402
     Value ........   $     11,989   $     (7,993)             --
     Class C
     Shares .......          5,438         (6,897)             --         43,096
     Value ........   $     58,825   $    (73,703)             --
     Class I
     Shares .......         19,194       (117,941)             --        260,561
     Value ........   $    204,074   $ (1,220,395)             --

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                             SMALL-CAP GROWTH FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......          9,154         (9,895)             --         17,421
     Value ........   $     57,910   $    (62,252)             --
     Class B
     Shares .......          6,560         (1,205)             --          9,870
     Value ........   $     42,546   $     (7,488)             --
     Class C
     Shares .......         18,103           (576)             --         26,150
     Value ........   $    116,946   $     (3,531)             --
     Class I
     Shares .......        251,365       (468,863)             --        244,909
     Value ........   $  1,614,302   $ (3,029,940)             --

JUNE 30, 2002
     Class A
     Shares .......         14,792            (74)             --         18,162
     Value ........   $    117,866   $       (640)             --
     Class B
     Shares .......          1,938           (501)             --          4,515
     Value ........   $     15,525   $     (4,264)             --
     Class C
     Shares .......          8,623             --              --          8,623
     Value ........   $     69,558             --              --
     Class I
     Shares .......         25,407         (8,681)             --        462,407
     Value ........   $    208,718   $    (71,003)             --

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                           CAPITAL OPPORTUNITIES FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......        166,402        (66,227)             --        316,977
     Value ........   $  1,416,947   $   (550,773)             --
     Class B
     Shares .......         71,477         (8,523)             --        102,329
     Value ........   $    602,598   $    (75,190)             --
     Class C
     Shares .......        820,001        (76,145)             --        965,744
     Value ........   $  6,993,653   $   (636,580)             --

JUNE 30, 2002
     Class A
     Shares .......        216,802             --              --        216,802
     Value ........   $  2,164,832             --              --
     Class B
     Shares .......         39,375             --              --         39,375
     Value ........   $    392,404             --              --
     Class C
     Shares .......        223,888         (2,000)             --        221,888
     Value ........   $  2,186,996   $    (19,200)             --

                         BIOTECH PHARMA-HEALTHCARE FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......        222,480         (1,696)             --        220,784
     Value ........   $  2,312,935   $    (16,439)             --
     Class B
     Shares .......        135,233         (2,325)             --        132,908
     Value ........   $  1,449,656   $    (25,264)             --
     Class C
     Shares .......        137,400         (2,587)             --        134,813
     Value ........   $  1,432,673   $    (25,699)             --

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                               MID-CAP VALUE FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......        585,569       (291,166)         24,917        757,401
     Value ........   $  5,387,844   $ (2,651,022)   $    231,729
     Class B
     Shares .......         72,264        (89,247)         10,744        208,585
     Value ........   $    715,531   $   (832,859)   $     98,952
     Class C
     Shares .......        149,472       (190,254)         25,429        459,978
     Value ........   $  1,417,250   $ (1,687,558)   $    231,146
     Class I
     Shares .......         15,430       (468,729)          4,703         97,416
     Value ........   $    146,289   $ (4,568,389)   $     44,211

JUNE 30, 2002
     Class A
     Shares .......        387,208        (76,479)          4,211        438,081
     Value ........   $  4,854,193   $   (907,647)   $     49,019
     Class B
     Shares .......        171,550         (4,532)          2,109        214,824
     Value ........   $  2,152,125   $    (55,564)   $     24,490
     Class C
     Shares .......        377,914        (44,478)          7,152        475,331
     Value ........   $  4,558,373   $   (537,257)   $     82,182
     Class I
     Shares .......         94,379        (39,420)         13,569        546,012
     Value ........   $  1,215,235   $   (497,693)   $    159,159

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                              SMALL-CAP VALUE FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......        149,703       (194,137)         37,212        521,618
     Value ........   $  1,907,793   $ (2,345,693)   $    440,598
     Class B
     Shares .......         23,349         (8,676)          3,319         54,628
     Value ........   $    312,426   $   (109,429)   $     38,701
     Class C
     Shares .......         50,583        (21,207)          5,108        101,924
     Value ........   $    625,070   $   (245,427)   $     58,130
     Class I
     Shares .......         13,652       (162,003)         84,347      1,065,210
     Value ........   $    165,233   $ (1,838,648)   $  1,005,417

JUNE 30, 2002
     Class A
     Shares .......        300,626       (142,563)         17,534        528,840
     Value ........   $  4,541,523   $ (2,080,241)   $    246,525
     Class B
     Shares .......         31,194         (1,829)            629         36,636
     Value ........   $    477,362   $    (26,488)   $      8,787
     Class C
     Shares .......         48,629           (315)          1,226         67,440
     Value ........   $    734,965   $     (4,534)   $     16,754
     Class I
     Shares .......         43,536       (202,191)         65,142      1,129,214
     Value ........   $    663,899   $ (2,988,442)   $    919,161

                             GEEWAX CORE VALUE FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......          9,553            (49)             --        112,544
     Value ........   $     79,472   $       (420)             --
     June 30, 2002
     Class A
     Shares .......        103,040             --              --        103,040
     Value ........   $  1,030,000             --              --

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                               FIXED INCOME FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......        203,279     (1,041,893)         34,352        267,251
     Value ........   $  2,000,675   $(10,166,223)   $    336,760
     Class B
     Shares .......        144,322        (54,334)          6,149        167,231
     Value ........   $  1,423,075   $   (530,945)   $     59,856
     Class C
     Shares .......        269,611        (53,909)          5,368        340,921
     Value ........   $  2,646,640   $   (526,838)   $     52,288
     Class I
     Shares .......         70,627        (43,721)          2,050         31,842
     Value ........   $    703,543   $   (424,199)   $     20,024

JUNE 30, 2002
     Class A
     Shares .......        546,185       (340,033)         71,227      1,071,513
     Value ........   $  5,584,240   $ (3,467,095)   $    728,351
     Class B
     Shares .......         72,494         (3,062)          1,564         71,094
     Value ........   $    738,545   $    (31,133)   $     15,840
     Class C
     Shares .......        121,457         (7,755)          2,950        119,851
     Value ........   $  1,249,461   $    (78,933)   $     30,009
     Class I
     Shares .......         38,320        (39,884)          1,096          2,886
     Value ........   $    399,068   $   (407,837)   $     11,328

                             QUAKER INVESTMENT TRUST
                 NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
                                  JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                HIGH YIELD FUND

                                                                       ENDING
                          SOLD         REDEEMED       REINVESTED       SHARES
                      ------------   ------------    ------------   ------------
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
     Class A
     Shares .......          7,700        (58,534)          3,702         21,945
     Value ........   $     36,495   $   (305,206)   $     20,942
     Class B
     Shares .......         20,481        (61,272)          2,715         11,013
     Value ........   $    103,981   $   (311,260)   $     15,355
     Class C
     Shares .......         35,016        (15,771)          2,592         45,514
     Value ........   $    205,071   $    (82,717)   $     14,579
     Class I
     Shares .......             --       (957,030)         12,450         28,329
     Value ........             --   $ (6,555,799)   $     72,134

JUNE 30, 2002
     Class A
     Shares .......         55,344        (12,097)          3,384         69,077
     Value ........   $    480,342   $    (99,627)   $     27,012
     Class B
     Shares .......         47,843        (13,394)          1,688         49,089
     Value ........   $    399,795   $   (111,709)   $     13,545
     Class C
     Shares .......         21,497         (1,987)          1,001         23,677
     Value ........   $    171,578   $    (15,659)   $      7,904
     Class I
     Shares .......        178,154       (262,785)         93,960        972,909
     Value ........   $  1,509,086   $ (2,103,415)   $    760,689

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of The Quaker Investment Trust
Valley Forge, Pennsylvania

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Quaker Investment Trust (comprising, respectively, Aggressive Growth Fund, Core Equity Fund, Small-Cap Growth Fund, Capital Opportunities Fund, Biotech Pharma-Healthcare Fund, Mid-Cap Value Fund, Small-Cap Value Fund, GeeWax Terker Core Value Fund, Fixed Income Fund and High Yield Fund) as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods from commencement of operations to June 30, 2003. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies for brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting The Quaker Investment Trust, as of June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods from commencement of operations to June 30, 2003, in conformity with U.S. generally accepted accounting principles.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 22, 2003

                            QUAKER INVESTMENT TRUST
                                  PROXY VOTING
                                  JUNE 30,2003
--------------------------------------------------------------------------------

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

     Special meetings of the Shareholders of the Quaker Investment Trust were held on July 31, 2003 and August 22, 2003 to approve the following matters:

1. Approve an increase in the investment advisory fee paid to Quaker Funds, Inc. for its services to the Quaker Biotech Pharma-Healthcare Fund.

     ---------------------------------------------------------------------
                   PERCENTAGE               NUMBER OF VOTES
       SHARES      PRESENT BY
     OUTSTANDING     PROXY          FOR         AGAINST       ABSTAIN
     ---------------------------------------------------------------------
        383,088      60.51%        190,732       27,352        13,739
     ---------------------------------------------------------------------

2. Approve a new sub-investment advisory agreement for the Quaker Aggressive Growth Fund with DG Capital Management.

     ---------------------------------------------------------------------
                   PERCENTAGE               NUMBER OF VOTES
       SHARES      PRESENT BY
     OUTSTANDING     PROXY          FOR         AGAINST       ABSTAIN
     ---------------------------------------------------------------------
     10,915,766      50.60%      4,735,240      177,448       610,813
     ---------------------------------------------------------------------

3. Approve a new sub-investment advisory agreement for the Quaker Fixed Income Fund with Andres Capital Management.

     ---------------------------------------------------------------------
                   PERCENTAGE               NUMBER OF VOTES
       SHARES      PRESENT BY
     OUTSTANDING     PROXY          FOR         AGAINST       ABSTAIN
     ---------------------------------------------------------------------
        731,064      60.64%        387,267       21,596        34,480
     ---------------------------------------------------------------------

4. Approve a new sub-investment advisory agreement for the High Yield Fund with Andres Capital Management.

     ---------------------------------------------------------------------
                   PERCENTAGE               NUMBER OF VOTES
       SHARES      PRESENT BY
     OUTSTANDING     PROXY          FOR         AGAINST       ABSTAIN
     ---------------------------------------------------------------------
        113,290      53.30%         51,885           --         8,501
     ---------------------------------------------------------------------

5.   Approve    changes   to   the    investment    objective   and   investment
     strategies/restrictions for the Quaker High Yield Fund.

     ---------------------------------------------------------------------
                   PERCENTAGE               NUMBER OF VOTES
       SHARES      PRESENT BY
     OUTSTANDING     PROXY          FOR         AGAINST       ABSTAIN
     ---------------------------------------------------------------------
        113,290      53.30%         51,885           --         8,501
     ---------------------------------------------------------------------

6. Approve a name change for the Quaker High Yield Fund.

     ---------------------------------------------------------------------
                   PERCENTAGE               NUMBER OF VOTES
       SHARES      PRESENT BY
     OUTSTANDING     PROXY          FOR         AGAINST       ABSTAIN
     ---------------------------------------------------------------------
        113,290      53.30%         51,885           --         8,501
     ---------------------------------------------------------------------

                            QUAKER INVESTMENT TRUST
                                  TRUSTEE DATA
                                 JUNE 30, 2003
--------------------------------------------------------------------------------


                                                                                                    FUNDS IN
                             POSITION(S)    TERM OF OFFICE &                                          TRUST            OTHER
 NAME, ADDRESS & DATE OF     HELD WITH       LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS
          BIRTH              THE TRUST         SERVED(1)                 PAST 5 YEARS                TRUSTEE       HELD BY TRUSTEE
===================================================================================================================================
MR. JEFFRY H. KING SR.     Interested     Since Nov., 1996      Chairman of the Board of         Ten            Director &
                           Trustee,                             Directors of Quaker Securities,                 Chairman,
1288 Valley Forge Road,    Chairman of                          Inc., 1288 Valley Forge Road,                   Citco-Quaker
Suite 75, Valley Forge,    the Board of                         Suite 75, Valley Forge, Pa                      Fund Services,
PA  19482                  Trustees                             19482, an institutional                         Inc., Director
                                                                broker/dealer firm, since 2002.                 & Chairman,
(12-06-42)                                                      President & CEO of Quaker                       Quaker Funds,
                                                                Securities, Inc. from 1990 to                   Inc., Director
                                                                2002.  Chairman of the Board of                 and Chairman,
                                                                Directors of Quaker Funds, Inc.,                Quaker
                                                                1288 Valley Forge Road, Suite                   Securities, Inc.
                                                                71, Valley Forge, Pa  19482,
                                                                currently Fund Manager to the
                                                                Quaker Family of Funds, since
                                                                1996.  Chairman of the Board
                                                                Citco-Quaker Fund Services,
                                                                Inc., 1288 Valley Forge Road,
                                                                Suite 88, Valley Forge, Pa
                                                                19482, transfer agent to the
                                                                Trust, since May, 2001.
-----------------------------------------------------------------------------------------------------------------------------------

MS. LAURIE KEYES           Interested     Since Nov., 1996      Chief Financial Officer of       Ten            None
                           Trustee,                             Quaker Funds, Inc., currently
1288 Valley Forge Road,    Secretary                            Fund Manager to the Quaker
Suite 75, Valley Forge,                                         Family of Funds, since 1996.
PA  19482

(12-10-49)
-----------------------------------------------------------------------------------------------------------------------------------

MR. EVERETT T. KEECH       Trustee,       Since Nov., 1996      Chairman-Executive Committee,    Ten            Director,
                           Vice                                 Technology Development Corp.,                   Technology
One Tower Bridge, Suite    Chairman of                          Norristown, PA, a technology                    Development
501, West Conshohocken,    the Board,                           development and manufacturing                   Corp.;
Pennsylvania  19428        President,                           firm, since 1997; President,                    Director,
                           Treasurer                            Quaker Investment Trust since                   Advanced Training
(02-23-40)                                                      January 2002; Lecturer,                         Systems
                                                                University of Pennsylvania since                International,
                                                                1988                                            Inc.; Director,
                                                                                                                Phoenix Data
                                                                                                                Systems, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

                            QUAKER INVESTMENT TRUST
                           TRUSTEE DATA - (CONTINUED)
                                 JUNE 30, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF TRUST
                                                                                                   PORTFOLIOS         OTHER
                             POSITION(S)    TERM OF OFFICE &                                        OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS & DATE OF     HELD WITH THE    LENGTH OF TIME         PRINCIPAL OCCUPATION(S)        BY TRUSTEE     HELD BY TRUSTEE
        BIRTH                   TRUST           SERVED(1)             DURING PAST 5 YEARS          OR NOMINEE       OR NOMINEE
===================================================================================================================================
MR. KEVIN J. MAILEY        Interested     Since Feb., 2002      Principal of Quaker Funds,       Ten            Director,
                           Trustee                              Inc. since May, 2000.                           Quaker Funds,
1288 Valley Forge Road,                                         Elected president of Quaker                     Inc.
Suite 71, Valley Forge,                                         Funds, Inc. in September,                       Director,
PA  19482                                                       2001. Director,                                 Citco-Quaker
                                                                Citco-Quaker Fund Services,                     Fund Services,
(09-06-52)                                                      Inc. Marketing Director of                      Inc.
                                                                Meridian Investments from
                                                                October, 1997 to June,
                                                                1999.  Principal and
                                                                Marketing Director of the
                                                                William Penn Funds from
                                                                December, 1989 to June,
                                                                1997. Graduate of Notre
                                                                Dame University.
-----------------------------------------------------------------------------------------------------------------------------------

MR. LOUIS P. PEKTOR,       Independent    Since Nov., 1996      President, Ashley                Ten            None
III                        Trustee                              Development Company, 559
                                                                Main Street, Suite 300,
559 Main Street, Suite                                          Bethlehem, PA, 18018, a
300, Bethlehem, PA,                                             commercial real estate
18018                                                           development company,  since
                                                                1989. Previously,
                                                                Executive Vice President,
(01-18-51)                                                      Wall Street Mergers &
                                                                Acquisitions, Allentown,
                                                                Pennsylvania. Graduate of
                                                                Moravian College with BA
                                                                and Lehigh University with
                                                                a MBA in Business
                                                                Management.
-----------------------------------------------------------------------------------------------------------------------------------

MR. MARK S. SINGEL         Independent    Since Feb., 2002.     Managing Director , Public       Ten            Director,
                           Trustee                              Affairs Management, 305                         GoInternet
305 North Front Street,                                         North Front Street,                             Corp.,
Harrisburg, PA  17108                                           Harrisburg, PA  17108, a                        Philadelphia,
                                                                political consulting firm,                      PA, Trustee,
(09-12-53)                                                      since 1999. President and                       St. Francis
                                                                CEO of Singel Associates,                       University
                                                                1995-1999.  Formerly
                                                                Lieutenant Governor and
                                                                Acting Governor of the
                                                                Commonwealth of
                                                                Pennsylvania; also served
                                                                as a State Senator for
                                                                Pennsylvania and Chairman
                                                                of the Pennsylvania
                                                                Democratic Party.
-----------------------------------------------------------------------------------------------------------------------------------

                            QUAKER INVESTMENT TRUST
                           TRUSTEE DATA - (CONTINUED)
                                 JUNE 30, 2003
--------------------------------------------------------------------------------

===================================================================================================================================
                                                                                                 NUMBER OF TRUST
                                                                                                   PORTFOLIOS         OTHER
                             POSITION(S)    TERM OF OFFICE &                                        OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS & DATE OF     HELD WITH THE    LENGTH OF TIME         PRINCIPAL OCCUPATION(S)        BY TRUSTEE     HELD BY TRUSTEE
        BIRTH                   TRUST           SERVED(1)             DURING PAST 5 YEARS          OR NOMINEE       OR NOMINEE
===================================================================================================================================
AMBASSADOR ADRIAN A.       Independent    Since Feb., 2002.     President of Eisenhower          Ten            Governor of
BASORA (RET.)              Trustee                              Fellowships ("EF"),                             the Philadelphia
                                                                Philadelphia, PA, since                         Stock Exchange
256 South 16th Street,                                          1996.  EF's mission is to
Philadelphia, PA                                                enhance progress and mutual
19102, since 1996                                               understanding through
                                                                linkages among leaders in
(07-18-38)                                                      key fields throughout the
                                                                world.  Previously served
                                                                as U.S. Ambassador to the
                                                                Czech Republic from 1992
                                                                through 1995.  Served as
                                                                National Security Council
                                                                Director for European
                                                                Affairs at the White House
                                                                from 1989 to 1991.
                                                                Ambassador Basora's
                                                                affiliations include the
                                                                Council on Foreign
                                                                Relations, the Foreign
                                                                Policy Research Institute
                                                                and the Foundation for a
                                                                Civil Society.  Ambassador
                                                                Basora holds an MPA degree
                                                                from Princeton University
                                                                and undergraduate degrees
                                                                from the Institut d'Etudes
                                                                Politiques in Paris and
                                                                from Fordham University.
-----------------------------------------------------------------------------------------------------------------------------------

MR. G. MICHAEL MARA        Independent    Since Feb., 2002.     Managing Director,               Ten            Director, Penn
                           Trustee                              Millennium Bank, Malvern,                       Street Funds,
30 Valley Stream                                                PA, since 2000.  Previously                     Inc.
Parkway, Malvern, PA                                            principal, Vanguard
19355                                                           Fiduciary Trust Company,
                                                                The Vanguard Group, Valley
(05-05-55)                                                      Forge, PA, from 1997 to
                                                                1999.  District Manager and
                                                                Senior Vice President,
                                                                Merrill Lynch Trust
                                                                Company, 1995 to 1997.
                                                                Served in various
                                                                increasingly responsible
                                                                roles within Merrill Lynch
                                                                from 1986 to 1997.  Mr.
                                                                Mara also served in the
                                                                U.S. Army Intelligence and
                                                                Security Command in
                                                                Augsburg, Germany from
                                                                1976-1980.  Mr. Mara holds
                                                                an MBA in management from
                                                                The American University,
                                                                Washington, DC and a BA in
                                                                Business Communications
                                                                from Emerson College,
                                                                Boston, MA
-----------------------------------------------------------------------------------------------------------------------------------

                            QUAKER INVESTMENT TRUST
                           TRUSTEE DATA - (CONTINUED)
                                 JUNE 30, 2003
--------------------------------------------------------------------------------

===================================================================================================================================
                                                                                                 NUMBER OF TRUST
                                                                                                   PORTFOLIOS         OTHER
                             POSITION(S)    TERM OF OFFICE &                                        OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS & DATE OF     HELD WITH THE    LENGTH OF TIME         PRINCIPAL OCCUPATION(S)        BY TRUSTEE     HELD BY TRUSTEE
        BIRTH                   TRUST           SERVED(1)             DURING PAST 5 YEARS          OR NOMINEE       OR NOMINEE
===================================================================================================================================
MR. JAMES R. BRINTON       Independent    Each Trustee serves   Principal and Senior             Ten            None
                           Trustee        for an indefinite     Insurance Broker for Robert
123 West Lancaster                        period of time.       J. McAllister Agency, Inc.,
Avenue, Wayne PA  19087                   Mr. Brinton is        123 West Lancaster Avenue,
                                          standing for          Wayne PA  19087, a commercial
(07-03-54)                                election for the      insurance commercial
                                          first time.           brokerage firm, since
                                                                1979. Mr. Brinton holds
                                                                a BA in business from
                                                                Marietta College and
                                                                licenses as a  property and
                                                                casualty broker and life,
                                                                accident and health agent.
===================================================================================================================================

           ----------------------------------------------------------
                             TAX NOTICE (UNAUDITED)

              For the fiscal year ended June 30, 2003 the following funds distributed long-term capital gains dividents:

               Mid-Cap Value Fund                     $   224,808
               Small-Cap Value Fund                     1,562,356
           ----------------------------------------------------------

                                     [LOGO]
                                The Quaker Funds
                              www.quakerfunds.com
                                  800-220-8888

Distributed by Citco-Quaker Fund Distributors, Inc. (member, NASD), for the Quaker Investment Trust.

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

Not applicable.

ITEM 10.  EXHIBITS

(a)  Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)*  /s/ Everett T. Keech          PRESIDENT AND TREASURER
                           -----------------------------------------------------

Date    09/08/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Everett T. Keech         PRESIDENT
                           -----------------------------------------------------

Date    09/08/2003

By (Signature and Title)*  /s/ Everett T. Keech         TREASURER
                           -----------------------------------------------------

Date    09/08/2003

* Print the name and title of each signing officer under his or her signature.